UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (15.0%)
* Amazon.com Inc.	130,041	77,198
Home Depot Inc.	444,632	59,327
Walt Disney Co.	581,615	57,760
Comcast Corp. Class A	779,543	47,614
McDonald's Corp.	305,458	38,390
Wal-Mart Stores Inc.	486,850	33,344
Starbucks Corp.	543,907	32,471
NIKE Inc. Class B	493,826	30,355
Lowe's Cos. Inc.	356,464	27,002
Costco Wholesale Corp.	164,502	25,922
Time Warner Inc.	304,549	22,095
* Priceline Group Inc.	16,558	21,343
Time Warner Cable Inc.	94,294	19,294
Ford Motor Co.	1,206,764	16,291
TJX Cos. Inc.	204,203	15,999
Twenty-First Century Fox Inc. Class A	503,161	14,028
* O'Reilly Automotive Inc.	50,715	13,879
* AutoZone Inc.	16,547	13,183
Yum! Brands Inc.	158,793	12,997
Ross Stores Inc.	206,043	11,930
Johnson Controls Inc.	291,258	11,350
Estee Lauder Cos. Inc. Class A	112,006	10,563
* eBay Inc.	439,383	10,484
* Dollar Tree Inc.	123,414	10,177
Target Corp.	121,980	10,037
* Netflix Inc.	98,010	10,020
General Motors Co.	298,701	9,388
CBS Corp. Class B	160,745	8,855
Starwood Hotels & Resorts Worldwide Inc.	105,468	8,799
Royal Caribbean Cruises Ltd.	104,526	8,587
Marriott International Inc. Class A	115,272	8,205
Advance Auto Parts Inc.	50,569	8,108
* Mohawk Industries Inc.	39,995	7,635
* Liberty Interactive Corp. QVC Group Class A	286,006	7,222
Expedia Inc.	66,561	7,177
Viacom Inc. Class B	170,585	7,042
* NVR Inc.	4,039	6,997
* MGM Resorts International	324,047	6,948
* Sirius XM Holdings Inc.	1,741,850	6,880
Interpublic Group of Cos. Inc.	293,629	6,739
* CarMax Inc.	130,899	6,689
Dollar General Corp.	77,907	6,669
PVH Corp.	66,904	6,628
DR Horton Inc.	217,897	6,587
Goodyear Tire & Rubber Co.	199,270	6,572
Hanesbrands Inc.	231,336	6,556
Fortune Brands Home & Security Inc.	114,739	6,430
Hasbro Inc.	76,898	6,160
Harley-Davidson Inc.	119,289	6,123

Lennar Corp. Class A	126,268	6,106
* Urban Outfitters Inc.	176,288	5,833
* WABCO Holdings Inc.	53,401	5,710
News Corp. Class A	446,176	5,698
* Panera Bread Co. Class A	26,797	5,489
Lamar Advertising Co. Class A	85,566	5,262
* Vista Outdoor Inc.	99,539	5,167
* Chipotle Mexican Grill Inc. Class A	10,899	5,133
Darden Restaurants Inc.	76,878	5,097
* Tempur Sealy International Inc.	83,132	5,054
Gentex Corp.	316,342	4,963
* Discovery Communications Inc.	180,032	4,861
Visteon Corp.	60,636	4,826
* Bed Bath & Beyond Inc.	96,940	4,812
Scripps Networks Interactive Inc. Class A	69,522	4,554
Foot Locker Inc.	70,415	4,542
* TripAdvisor Inc.	67,080	4,461
BorgWarner Inc.	115,872	4,449
Gap Inc.	148,158	4,356
PulteGroup Inc.	232,719	4,354
CST Brands Inc.	111,035	4,252
Omnicom Group Inc.	50,468	4,200
Carnival Corp.	77,300	4,079
* Jarden Corp.	68,732	4,052
Brinker International Inc.	88,019	4,044
Harman International Industries Inc.	44,986	4,006
* Hyatt Hotels Corp. Class A	78,614	3,891
* Under Armour Inc. Class A	39,895	3,384
Kohl's Corp.	68,670	3,201
* Toll Brothers Inc.	106,178	3,133
* Liberty Ventures Class A	78,210	3,060
Ralph Lauren Corp. Class A	30,719	2,957
KAR Auction Services Inc.	71,765	2,737
* AutoNation Inc.	58,065	2,710
* Tesla Motors Inc.	11,746	2,699
* MSG Networks Inc.	155,544	2,689
John Wiley & Sons Inc. Class A	53,559	2,619
Macy's Inc.	56,651	2,498
* Liberty Media Corp.	63,986	2,437
Las Vegas Sands Corp.	41,977	2,169
Nordstrom Inc.	32,216	1,843
Aaron's Inc.	63,032	1,582
* Norwegian Cruise Line Holdings Ltd.	27,210	1,504
* Liberty Media Corp. Class A	31,993	1,236
* Liberty Broadband Corp.	20,793	1,205
* AMC Networks Inc. Class A	16,144	1,048
Coach Inc.	25,832	1,036
* Madison Square Garden Co. Class A	5,381	895
* Starz	30,782	811
GameStop Corp. Class A	20,376	647
Best Buy Co. Inc.	15,718	510
Cablevision Systems Corp. Class A	14,905	492
* Liberty Broadband Corp. Class A	7,998	465
* Ulta Salon Cosmetics & Fragrance Inc.	1,696	329
Lennar Corp. Class B	8,278	320
* Charter Communications Inc. Class A	1,097	222
* LKQ Corp.	6,683	213

* Sally Beauty Holdings Inc.	6,383	207
* Murphy USA Inc.	3,291	202
Wynn Resorts Ltd.	1,979	185
Nielsen Holdings plc	2,992	158
* Live Nation Entertainment Inc.	6,683	149
Staples Inc.	9,471	104
* Discovery Communications Inc. Class A	1,858	53
		1,001,009
Consumer Staples (8.6%)
Procter & Gamble Co.	796,387	65,551
Coca-Cola Co.	1,142,799	53,014
PepsiCo Inc.	467,910	47,951
Philip Morris International Inc.	425,691	41,765
CVS Health Corp.	400,354	41,529
Altria Group Inc.	484,114	30,335
Mondelez International Inc. Class A	657,507	26,379
Walgreens Boots Alliance Inc.	301,508	25,399
Colgate-Palmolive Co.	347,393	24,543
Kroger Co.	442,239	16,916
Constellation Brands Inc. Class A	86,792	13,113
Tyson Foods Inc. Class A	174,127	11,607
Dr Pepper Snapple Group Inc.	109,413	9,784
* Monster Beverage Corp.	73,208	9,764
Mead Johnson Nutrition Co.	109,976	9,345
Hormel Foods Corp.	209,848	9,074
Clorox Co.	71,931	9,068
Archer-Daniels-Midland Co.	242,636	8,810
JM Smucker Co.	65,996	8,569
Molson Coors Brewing Co. Class B	88,812	8,542
Kraft Heinz Co.	105,916	8,321
Brown-Forman Corp. Class B	83,084	8,181
McCormick & Co. Inc.	80,916	8,049
Coca-Cola Enterprises Inc.	152,599	7,743
Church & Dwight Co. Inc.	83,967	7,740
Kimberly-Clark Corp.	54,621	7,347
Campbell Soup Co.	109,045	6,956
Hershey Co.	72,410	6,668
Ingredion Inc.	59,156	6,317
* WhiteWave Foods Co. Class A	148,949	6,053
General Mills Inc.	88,567	5,611
* Edgewell Personal Care Co.	63,251	5,094
Reynolds American Inc.	81,288	4,090
Whole Foods Market Inc.	86,508	2,691
Energizer Holdings Inc.	62,486	2,531
Kellogg Co.	22,740	1,741
* Rite Aid Corp.	201,138	1,639
Bunge Ltd.	20,905	1,185
ConAgra Foods Inc.	18,371	820
Sysco Corp.	17,066	797
Nu Skin Enterprises Inc. Class A	990	38
		570,670
Energy (6.6%)
Exxon Mobil Corp.	1,373,191	114,785
Chevron Corp.	647,246	61,747
Schlumberger Ltd.	283,845	20,934
ConocoPhillips	491,385	19,788

Phillips 66	213,989	18,529
EOG Resources Inc.	227,032	16,478
Halliburton Co.	381,274	13,619
Valero Energy Corp.	204,502	13,117
Pioneer Natural Resources Co.	77,647	10,928
Baker Hughes Inc.	218,462	9,575
* Cameron International Corp.	125,872	8,440
Occidental Petroleum Corp.	117,602	8,048
Columbia Pipeline Group Inc.	306,944	7,704
* Concho Resources Inc.	75,821	7,661
EQT Corp.	105,004	7,063
Tesoro Corp.	80,229	6,901
Cimarex Energy Co.	70,335	6,841
Cabot Oil & Gas Corp.	290,282	6,592
* Newfield Exploration Co.	192,808	6,411
* WPX Energy Inc.	868,400	6,070
Noble Energy Inc.	185,538	5,828
* Continental Resources Inc.	190,121	5,772
Energen Corp.	152,813	5,591
* FMC Technologies Inc.	203,758	5,575
World Fuel Services Corp.	111,153	5,400
Anadarko Petroleum Corp.	112,992	5,262
Patterson-UTI Energy Inc.	286,544	5,049
* NOW Inc.	251,778	4,462
Rowan Cos. plc Class A	264,934	4,265
TerraForm Power Inc. Class A	403,098	3,487
Marathon Petroleum Corp.	92,294	3,431
Helmerich & Payne Inc.	57,828	3,396
Hess Corp.	44,376	2,336
Williams Cos. Inc.	128,263	2,061
National Oilwell Varco Inc.	48,157	1,498
Kinder Morgan Inc.	65,500	1,170
Devon Energy Corp.	5,058	139
California Resources Corp.	11,009	11
		435,964
Financial Services (18.9%)
* Berkshire Hathaway Inc. Class B	634,268	89,990
Wells Fargo & Co.	1,447,201	69,987
JPMorgan Chase & Co.	1,108,211	65,628
Visa Inc. Class A	680,563	52,049
Bank of America Corp.	3,639,709	49,209
Citigroup Inc.	1,026,066	42,838
MasterCard Inc. Class A	359,587	33,981
American International Group Inc.	490,658	26,520
Simon Property Group Inc.	112,524	23,370
* PayPal Holdings Inc.	495,644	19,132
American Express Co.	299,713	18,402
American Tower Corporation	173,462	17,757
Goldman Sachs Group Inc.	109,514	17,192
Public Storage	59,588	16,436
US Bancorp	400,249	16,246
PNC Financial Services Group Inc.	178,778	15,119
Charles Schwab Corp.	495,910	13,895
* Fiserv Inc.	133,350	13,679
Aon plc	129,044	13,479
McGraw Hill Financial Inc.	124,394	12,313
Equity Residential	161,377	12,108

Crown Castle International Corp.	138,260	11,960
Travelers Cos. Inc.	101,610	11,859
Intercontinental Exchange Inc.	49,741	11,696
AvalonBay Communities Inc.	58,654	11,156
* Synchrony Financial	386,473	11,076
Equinix Inc.	33,054	10,931
Aflac Inc.	172,048	10,863
Prudential Financial Inc.	148,776	10,745
Discover Financial Services	201,671	10,269
Boston Properties Inc.	77,935	9,904
State Street Corp.	164,546	9,629
Progressive Corp.	267,199	9,389
General Growth Properties Inc.	313,061	9,307
Global Payments Inc.	130,492	8,521
Essex Property Trust Inc.	36,244	8,476
SunTrust Banks Inc.	234,674	8,467
Chubb Ltd.	70,952	8,454
Equifax Inc.	73,806	8,435
Ameriprise Financial Inc.	87,730	8,248
Fidelity National Information Services Inc.	130,136	8,239
* Markel Corp.	9,152	8,160
Capital One Financial Corp.	117,492	8,143
MSCI Inc. Class A	108,778	8,058
Nasdaq Inc.	114,591	7,607
Extra Space Storage Inc.	79,491	7,429
Federal Realty Investment Trust	45,503	7,101
Allstate Corp.	102,032	6,874
T. Rowe Price Group Inc.	92,734	6,812
* Arch Capital Group Ltd.	95,050	6,758
Moody's Corp.	69,916	6,751
First Republic Bank	100,593	6,704
Franklin Resources Inc.	165,765	6,473
Equity LifeStyle Properties Inc.	87,632	6,373
* E*TRADE Financial Corp.	256,705	6,287
* CBRE Group Inc. Class A	217,440	6,267
Total System Services Inc.	130,815	6,224
Fifth Third Bancorp	367,954	6,141
* Alleghany Corp.	12,348	6,127
SL Green Realty Corp.	62,958	6,099
Assurant Inc.	75,103	5,794
Reinsurance Group of America Inc. Class A	59,865	5,762
Apartment Investment & Management Co.	137,659	5,757
* Signature Bank	41,591	5,661
Lincoln National Corp.	143,609	5,629
White Mountains Insurance Group Ltd.	6,997	5,616
Torchmark Corp.	102,705	5,563
TD Ameritrade Holding Corp.	173,943	5,484
WR Berkley Corp.	97,340	5,471
Jones Lang LaSalle Inc.	45,872	5,382
CME Group Inc.	55,803	5,360
KeyCorp	484,896	5,353
* Realogy Holdings Corp.	147,688	5,333
SEI Investments Co.	123,446	5,314
Loews Corp.	138,417	5,296
Forest City Realty Trust Inc. Class A	246,723	5,203
Unum Group	166,363	5,144
Brown & Brown Inc.	143,190	5,126

M&T Bank Corp.	45,940	5,099
* Howard Hughes Corp.	47,097	4,987
MetLife Inc.	112,531	4,945
BlackRock Inc.	14,412	4,908
Commerce Bancshares Inc.	109,002	4,900
American Financial Group Inc.	69,376	4,882
Weyerhaeuser Co.	156,070	4,835
Taubman Centers Inc.	67,784	4,828
Prologis Inc.	109,238	4,826
* Affiliated Managers Group Inc.	29,670	4,818
Douglas Emmett Inc.	159,287	4,796
Bank of New York Mellon Corp.	128,486	4,732
TFS Financial Corp.	271,707	4,720
Zions Bancorporation	194,294	4,704
Host Hotels & Resorts Inc.	279,122	4,661
Post Properties Inc.	76,000	4,540
Dun & Bradstreet Corp.	43,805	4,515
Principal Financial Group Inc.	113,203	4,466
Hanover Insurance Group Inc.	49,470	4,463
American Homes 4 Rent Class A	280,602	4,462
Popular Inc.	153,320	4,387
East West Bancorp Inc.	134,347	4,364
* SLM Corp.	676,083	4,300
Raymond James Financial Inc.	89,415	4,257
Morgan Stanley	169,205	4,232
First Horizon National Corp.	319,056	4,180
* CoreLogic Inc.	116,540	4,044
Interactive Brokers Group Inc.	99,805	3,924
DDR Corp.	215,798	3,839
Brixmor Property Group Inc.	149,607	3,833
Jack Henry & Associates Inc.	44,874	3,795
Camden Property Trust	42,289	3,556
Alexandria Real Estate Equities Inc.	38,511	3,500
Broadridge Financial Solutions Inc.	58,571	3,474
Retail Properties of America Inc.	208,809	3,310
Hospitality Properties Trust	118,958	3,160
Associated Banc-Corp	170,223	3,054
Hartford Financial Services Group Inc.	64,016	2,950
Eaton Vance Corp.	85,976	2,882
Cullen/Frost Bankers Inc.	47,475	2,616
* Alliance Data Systems Corp.	11,568	2,545
Digital Realty Trust Inc.	28,365	2,510
CNA Financial Corp.	69,318	2,231
BOK Financial Corp.	38,470	2,101
Leucadia National Corp.	120,141	1,943
BB&T Corp.	52,861	1,759
Legg Mason Inc.	47,376	1,643
Navient Corp.	122,899	1,471
Bank of Hawaii Corp.	20,047	1,369
Northern Trust Corp.	19,000	1,238
Iron Mountain Inc.	28,819	977
Voya Financial Inc.	29,700	884
FNF Group	25,361	860
Marsh & McLennan Cos. Inc.	13,100	796
Lazard Ltd. Class A	18,454	716
People's United Financial Inc.	42,503	677
Four Corners Property Trust Inc.	25,625	460

Invesco Ltd.	11,979	369
* Vantiv Inc. Class A	4,688	253
Western Union Co.	11,594	224
* FleetCor Technologies Inc.	1,197	178
		1,259,538
Health Care (13.3%)
Johnson & Johnson	831,961	90,018
Pfizer Inc.	1,707,330	50,605
Gilead Sciences Inc.	514,301	47,244
UnitedHealth Group Inc.	327,801	42,254
Amgen Inc.	269,669	40,431
Merck & Co. Inc.	733,533	38,811
Bristol-Myers Squibb Co.	590,522	37,723
* Allergan plc	139,414	37,367
* Celgene Corp.	291,207	29,147
Medtronic plc	339,290	25,447
AbbVie Inc.	409,685	23,401
* Biogen Inc.	85,525	22,264
Thermo Fisher Scientific Inc.	153,428	21,724
* Express Scripts Holding Co.	272,679	18,730
Eli Lilly & Co.	253,075	18,224
Abbott Laboratories	406,533	17,005
Aetna Inc.	145,044	16,296
Anthem Inc.	111,523	15,501
Cigna Corp.	112,006	15,372
Becton Dickinson and Co.	88,238	13,396
Humana Inc.	69,617	12,736
Cardinal Health Inc.	145,131	11,894
* Boston Scientific Corp.	623,268	11,724
Stryker Corp.	108,914	11,685
McKesson Corp.	73,247	11,518
Baxalta Inc.	274,720	11,099
Zoetis Inc.	240,083	10,643
Zimmer Biomet Holdings Inc.	88,957	9,485
Perrigo Co. plc	73,212	9,366
* Henry Schein Inc.	53,559	9,246
AmerisourceBergen Corp. Class A	106,321	9,202
* Vertex Pharmaceuticals Inc.	107,916	8,578
CR Bard Inc.	41,889	8,490
Agilent Technologies Inc.	192,513	7,672
Universal Health Services Inc. Class B	60,242	7,513
St. Jude Medical Inc.	131,487	7,232
DENTSPLY SIRONA Inc.	105,786	6,520
* Incyte Corp.	88,883	6,441
* Laboratory Corp. of America Holdings	53,769	6,298
Baxter International Inc.	153,049	6,287
Cooper Cos. Inc.	40,612	6,253
Teleflex Inc.	39,303	6,171
* Regeneron Pharmaceuticals Inc.	16,519	5,954
Bruker Corp.	209,124	5,855
PerkinElmer Inc.	109,217	5,402
Quest Diagnostics Inc.	72,609	5,188
* Quintiles Transnational Holdings Inc.	76,692	4,993
Bio-Techne Corp.	49,978	4,724
* QIAGEN NV	209,153	4,672
* Charles River Laboratories International Inc.	57,862	4,394
* OPKO Health Inc.	375,097	3,897

* Alexion Pharmaceuticals Inc.	27,940	3,890
Patterson Cos. Inc.	73,337	3,412
* Centene Corp.	52,839	3,253
* Intrexon Corp.	82,885	2,809
* Varian Medical Systems Inc.	29,921	2,394
* Mylan NV	35,200	1,632
* Medivation Inc.	29,430	1,353
* Intuitive Surgical Inc.	1,027	617
* DaVita HealthCare Partners Inc.	6,682	490
* Edwards Lifesciences Corp.	3,590	317
* Mallinckrodt plc	4,390	269
* VCA Inc.	4,488	259
* HCA Holdings Inc.	3,000	234
* BioMarin Pharmaceutical Inc.	2,593	214
* United Therapeutics Corp.	1,895	211
* Align Technology Inc.	2,892	210
* Hologic Inc.	6,084	210
* Alere Inc.	3,989	202
* Bio-Rad Laboratories Inc. Class A	1,396	191
* IDEXX Laboratories Inc.	2,394	188
* Premier Inc. Class A	5,585	186
* MEDNAX Inc.	2,793	180
* athenahealth Inc.	1,297	180
* LifePoint Health Inc.	2,493	173
* Cerner Corp.	3,092	164
* Veeva Systems Inc. Class A	6,184	155
* Jazz Pharmaceuticals plc	997	130
* Alnylam Pharmaceuticals Inc.	1,493	94
		885,709
Materials & Processing (3.5%)
EI du Pont de Nemours & Co.	348,680	22,078
Monsanto Co.	177,850	15,605
Ecolab Inc.	115,831	12,918
Praxair Inc.	103,229	11,815
Sherwin-Williams Co.	40,026	11,394
LyondellBasell Industries NV Class A	132,552	11,344
Dow Chemical Co.	187,416	9,532
Vulcan Materials Co.	90,180	9,520
Newmont Mining Corp.	303,423	8,065
Martin Marietta Materials Inc.	47,321	7,548
Valspar Corp.	66,728	7,141
Ball Corp.	100,000	7,129
Sealed Air Corp.	143,108	6,871
Airgas Inc.	47,286	6,698
Celanese Corp. Class A	100,352	6,573
Albemarle Corp.	98,208	6,278
Fastenal Co.	125,670	6,158
* Crown Holdings Inc.	112,809	5,594
Lennox International Inc.	40,698	5,502
FMC Corp.	132,396	5,345
Owens Corning	104,712	4,951
Air Products & Chemicals Inc.	32,885	4,737
Southern Copper Corp.	165,625	4,590
CF Industries Holdings Inc.	142,925	4,479
* Armstrong World Industries Inc.	88,093	4,261
* WR Grace & Co.	58,735	4,181
Scotts Miracle-Gro Co. Class A	50,965	3,709

Valmont Industries Inc.	27,975	3,464
Reliance Steel & Aluminum Co.	46,179	3,195
Nucor Corp.	66,660	3,153
Westlake Chemical Corp.	54,930	2,543
Packaging Corp. of America	26,530	1,602
* Owens-Illinois Inc.	94,626	1,510
International Paper Co.	35,806	1,470
Mosaic Co.	45,122	1,218
* GCP Applied Technologies Inc.	58,735	1,171
Eastman Chemical Co.	14,014	1,012
Freeport-McMoRan Inc.	38,450	398
Hexcel Corp.	3,495	153
PPG Industries Inc.	56	6
		234,911
Producer Durables (10.9%)
General Electric Co.	2,808,584	89,285
Boeing Co.	225,150	28,581
United Technologies Corp.	279,366	27,965
3M Co.	153,796	25,627
Union Pacific Corp.	303,341	24,131
Danaher Corp.	231,214	21,933
FedEx Corp.	116,109	18,893
Honeywell International Inc.	167,314	18,748
Delta Air Lines Inc.	350,480	17,061
General Dynamics Corp.	121,082	15,907
United Parcel Service Inc. Class B	146,914	15,495
Illinois Tool Works Inc.	140,830	14,427
Northrop Grumman Corp.	72,079	14,264
Southwest Airlines Co.	313,714	14,054
Accenture plc Class A	113,158	13,058
* United Continental Holdings Inc.	186,620	11,171
Norfolk Southern Corp.	127,643	10,626
Lockheed Martin Corp.	45,424	10,061
CSX Corp.	388,779	10,011
Raytheon Co.	80,703	9,897
Roper Technologies Inc.	51,568	9,425
Waste Management Inc.	139,930	8,256
* Verisk Analytics Inc. Class A	100,345	8,020
PACCAR Inc.	142,536	7,795
Emerson Electric Co.	142,027	7,723
Parker-Hannifin Corp.	67,323	7,478
* Mettler-Toledo International Inc.	21,543	7,427
* TransDigm Group Inc.	32,778	7,222
AMETEK Inc.	142,910	7,143
* Waters Corp.	53,011	6,993
* Stericycle Inc.	54,678	6,900
Rockwell Collins Inc.	73,507	6,778
Expeditors International of Washington Inc.	138,758	6,773
JB Hunt Transport Services Inc.	76,653	6,457
Xerox Corp.	576,091	6,429
L-3 Communications Holdings Inc.	53,859	6,382
Wabtec Corp.	80,412	6,376
Deere & Co.	82,699	6,367
Cintas Corp.	70,581	6,339
WW Grainger Inc.	26,929	6,286
Textron Inc.	170,187	6,205
Huntington Ingalls Industries Inc.	44,882	6,146

Carlisle Cos. Inc.	59,952	5,965
IDEX Corp.	71,657	5,939
Toro Co.	65,927	5,678
* HD Supply Holdings Inc.	171,190	5,661
SPX Corp.	367,927	5,526
* Old Dominion Freight Line Inc.	78,875	5,491
FLIR Systems Inc.	164,474	5,419
* Middleby Corp.	50,147	5,354
* Jacobs Engineering Group Inc.	121,938	5,310
* Spirit AeroSystems Holdings Inc. Class A	116,164	5,269
Cummins Inc.	47,702	5,244
Orbital ATK Inc.	59,413	5,165
* Copart Inc.	124,568	5,079
AGCO Corp.	98,672	4,904
Caterpillar Inc.	62,969	4,820
BWX Technologies Inc.	143,592	4,819
Landstar System Inc.	73,919	4,776
* Babcock & Wilcox Enterprises Inc.	219,357	4,694
Robert Half International Inc.	96,871	4,512
ManpowerGroup Inc.	54,457	4,434
Automatic Data Processing Inc.	46,977	4,214
* Genpact Ltd.	151,413	4,117
* Manitowoc Foodservice Inc.	275,244	4,057
Flowserve Corp.	87,321	3,878
* Zebra Technologies Corp.	53,417	3,686
Xylem Inc.	86,872	3,553
Oshkosh Corp.	80,546	3,292
Donaldson Co. Inc.	102,930	3,285
MSC Industrial Direct Co. Inc. Class A	41,591	3,174
CH Robinson Worldwide Inc.	39,260	2,914
Terex Corp.	113,694	2,829
Stanley Black & Decker Inc.	26,675	2,807
ITT Corp.	64,152	2,367
Graco Inc.	27,585	2,316
* Keysight Technologies Inc.	78,098	2,167
Allison Transmission Holdings Inc.	68,106	1,838
Lexmark International Inc. Class A	50,168	1,677
Manitowoc Co. Inc.	275,244	1,192
* Spirit Airlines Inc.	23,200	1,113
Republic Services Inc. Class A	19,461	927
ADT Corp.	12,617	521
KBR Inc.	26,380	408
Ryder System Inc.	5,145	333
Pentair plc	6,054	329
* CoStar Group Inc.	997	188
Fluor Corp.	3,387	182
		727,538
Technology (17.4%)
Apple Inc.	1,838,250	200,351
Microsoft Corp.	2,466,845	136,244
* Facebook Inc. Class A	740,312	84,470
* Alphabet Inc. Class A	98,708	75,304
* Alphabet Inc. Class C	100,677	74,999
International Business Machines Corp.	300,070	45,446
Oracle Corp.	1,071,056	43,817
Intel Corp.	1,262,769	40,851
Cisco Systems Inc.	1,391,566	39,618

Texas Instruments Inc.	388,779	22,324
Broadcom Ltd.	136,293	21,057
QUALCOMM Inc.	401,182	20,516
EMC Corp.	767,796	20,462
* salesforce.com inc	257,828	19,035
* Adobe Systems Inc.	199,377	18,702
* Cognizant Technology Solutions Corp. Class A	257,877	16,169
* Yahoo! Inc.	410,216	15,100
Hewlett Packard Enterprise Co.	823,466	14,600
Intuit Inc.	126,328	13,139
NVIDIA Corp.	343,642	12,244
Applied Materials Inc.	550,722	11,664
Corning Inc.	476,948	9,963
Activision Blizzard Inc.	292,233	9,889
Amphenol Corp. Class A	164,882	9,533
* Citrix Systems Inc.	103,385	8,124
Lam Research Corp.	96,691	7,987
* SBA Communications Corp. Class A	77,217	7,735
* Autodesk Inc.	129,049	7,525
Juniper Networks Inc.	288,671	7,364
Symantec Corp.	387,199	7,117
Analog Devices Inc.	117,857	6,976
KLA-Tencor Corp.	90,363	6,579
* Cadence Design Systems Inc.	270,549	6,380
* Synopsys Inc.	124,393	6,026
* Arrow Electronics Inc.	89,465	5,762
Ingram Micro Inc.	159,516	5,728
CDK Global Inc.	122,985	5,725
Brocade Communications Systems Inc.	531,505	5,623
Linear Technology Corp.	123,875	5,520
Avnet Inc.	121,357	5,376
Teradyne Inc.	235,781	5,090
Dolby Laboratories Inc. Class A	115,619	5,025
DST Systems Inc.	42,688	4,814
Western Digital Corp.	98,142	4,636
* Teradata Corp.	176,471	4,631
* VeriFone Systems Inc.	163,672	4,622
CSRA Inc.	171,193	4,605
* Viavi Solutions Inc.	623,298	4,276
Atmel Corp.	513,769	4,172
Xilinx Inc.	81,649	3,873
NetApp Inc.	137,487	3,752
CA Inc.	109,569	3,374
* NCR Corp.	99,313	2,972
Motorola Solutions Inc.	36,113	2,734
Computer Sciences Corp.	78,693	2,706
* CommScope Holding Co. Inc.	64,818	1,810
Microchip Technology Inc.	31,318	1,510
* Micron Technology Inc.	114,130	1,195
IAC/InterActiveCorp	24,451	1,151
Harris Corp.	13,192	1,027
HP Inc.	75,894	935
* VeriSign Inc.	10,278	910
Amdocs Ltd.	11,926	721
Skyworks Solutions Inc.	5,034	392
* Palo Alto Networks Inc.	1,995	325
* Electronic Arts Inc.	4,887	323

* Red Hat Inc.	3,192	238
Sabre Corp.	8,079	234
* Fortinet Inc.	7,281	223
* IPG Photonics Corp.	2,294	220
* ANSYS Inc.	2,294	205
* Gartner Inc.	2,294	205
* IMS Health Holdings Inc.	6,682	177
* ServiceNow Inc.	2,892	177
* PTC Inc.	4,688	155
* Akamai Technologies Inc.	2,693	150
* F5 Networks Inc.	1,396	148
		1,154,757
Utilities (5.5%)
AT&T Inc.	1,724,180	67,536
Verizon Communications Inc.	1,141,699	61,743
NextEra Energy Inc.	177,366	20,990
PG&E Corp.	215,322	12,859
Sempra Energy	116,293	12,100
WEC Energy Group Inc.	197,715	11,877
Edison International	162,053	11,650
Consolidated Edison Inc.	141,484	10,841
Eversource Energy	172,324	10,053
Duke Energy Corp.	111,437	8,991
* Level 3 Communications Inc.	163,042	8,617
CMS Energy Corp.	190,309	8,077
American Water Works Co. Inc.	116,961	8,062
Exelon Corp.	223,892	8,029
Southern Co.	152,473	7,887
* T-Mobile US Inc.	185,031	7,087
NiSource Inc.	276,148	6,506
ITC Holdings Corp.	145,796	6,352
UGI Corp.	154,170	6,212
Atmos Energy Corp.	83,474	6,199
Aqua America Inc.	183,347	5,834
* Calpine Corp.	376,426	5,710
SCANA Corp.	80,289	5,632
Dominion Resources Inc.	72,717	5,463
FirstEnergy Corp.	151,435	5,447
Questar Corp.	206,128	5,112
DTE Energy Co.	56,072	5,083
Telephone & Data Systems Inc.	167,889	5,052
CenterPoint Energy Inc.	213,200	4,460
* United States Cellular Corp.	93,934	4,292
American Electric Power Co. Inc.	60,441	4,013
* Sprint Corp.	1,017,300	3,540
Alliant Energy Corp.	33,075	2,457
Entergy Corp.	20,347	1,613
AES Corp.	85,950	1,014
Frontier Communications Corp.	5	—
		366,390
Total Common Stocks (Cost $3,362,064)		6,636,486

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.495%		14,558,000	14,558

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Treasury Bill	0.536%	6/9/16	2,000	1,999
Total Temporary Cash Investments (Cost $16,555)				16,557
Total Investments (100.0%) (Cost $3,378,619)				6,653,043
Other Assets and Liabilities-Net (0.0%)				2,453
Net Assets (100%)				6,655,496

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

Tax-Managed Capital Appreciation Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,636,486	—	—
Temporary Cash Investments	14,558	1,999	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	6,651,011	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	180	18,464	104

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $3,378,619,000. Net unrealized appreciation of investment securities for tax purposes was $3,274,424,000, consisting of unrealized gains of $3,285,106,000 on securities that had risen in value since their purchase and $10,682,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (48.5%) †
Consumer Discretionary (7.3%)
* Amazon.com Inc.	24,172	14,349
Home Depot Inc.	84,399	11,261
Walt Disney Co.	105,466	10,474
Comcast Corp. Class A	162,721	9,939
McDonald's Corp.	59,574	7,487
Wal-Mart Stores Inc.	104,149	7,133
NIKE Inc. Class B	86,628	5,325
Starbucks Corp.	89,026	5,315
Costco Wholesale Corp.	30,457	4,799
* Priceline Group Inc.	3,636	4,687
Lowe's Cos. Inc.	55,715	4,220
Time Warner Inc.	48,896	3,547
TJX Cos. Inc.	41,786	3,274
* Netflix Inc.	30,909	3,160
Time Warner Cable Inc.	14,343	2,935
Target Corp.	31,945	2,628
CBS Corp. Class B	43,013	2,370
General Motors Co.	73,400	2,307
* eBay Inc.	96,443	2,301
* O'Reilly Automotive Inc.	8,402	2,299
Twenty-First Century Fox Inc. Class A	76,951	2,145
Ford Motor Co.	158,100	2,134
Ross Stores Inc.	33,708	1,952
Dollar General Corp.	22,000	1,883
Yum! Brands Inc.	23,005	1,883
Johnson Controls Inc.	47,900	1,867
* AutoZone Inc.	2,341	1,865
* Tesla Motors Inc.	7,870	1,808
Estee Lauder Cos. Inc. Class A	17,818	1,680
* Dollar Tree Inc.	19,796	1,632
* Jarden Corp.	23,757	1,400
Advance Auto Parts Inc.	8,504	1,364
* Liberty Interactive Corp. QVC Group Class A	53,138	1,342
PVH Corp.	13,503	1,338
Marriott International Inc. Class A	18,383	1,309
* Mohawk Industries Inc.	6,720	1,283
Royal Caribbean Cruises Ltd.	15,347	1,261
Tractor Supply Co.	13,714	1,241
Expedia Inc.	11,476	1,237
Newell Rubbermaid Inc.	27,118	1,201
Starwood Hotels & Resorts Worldwide Inc.	14,307	1,194
Domino's Pizza Inc.	8,920	1,176
Signet Jewelers Ltd.	9,400	1,166
* Sirius XM Holdings Inc.	295,080	1,166
Lennar Corp. Class A	23,803	1,151
Lear Corp.	10,300	1,145
BorgWarner Inc.	29,732	1,142
* MGM Resorts International	53,013	1,137
DR Horton Inc.	37,242	1,126

Macy's Inc.	25,294	1,115
* DISH Network Corp. Class A	24,055	1,113
Fortune Brands Home & Security Inc.	19,825	1,111
Harley-Davidson Inc.	20,990	1,077
Carnival Corp.	19,950	1,053
Hilton Worldwide Holdings Inc.	46,050	1,037
Hanesbrands Inc.	36,400	1,032
News Corp. Class A	78,367	1,001
Coach Inc.	24,420	979
Scripps Networks Interactive Inc. Class A	14,568	954
* Discovery Communications Inc.	34,041	919
* NVR Inc.	530	918
Lamar Advertising Co. Class A	14,900	916
Dillard's Inc. Class A	10,653	905
* Toll Brothers Inc.	30,140	889
Wyndham Worldwide Corp.	11,500	879
* Chipotle Mexican Grill Inc. Class A	1,740	819
* Bed Bath & Beyond Inc.	16,400	814
Aaron's Inc.	32,411	814
Thor Industries Inc.	12,600	804
Las Vegas Sands Corp.	15,500	801
Gentex Corp.	50,770	797
* WABCO Holdings Inc.	7,296	780
CST Brands Inc.	20,266	776
Twenty-First Century Fox Inc.	27,500	775
* Live Nation Entertainment Inc.	34,300	765
* Under Armour Inc. Class A	8,900	755
Harman International Industries Inc.	8,207	731
L Brands Inc.	8,300	729
Service Corp. International	29,400	726
Dunkin' Brands Group Inc.	15,292	721
Polaris Industries Inc.	7,200	709
Visteon Corp.	7,900	629
Wendy's Co.	57,670	628
* Starz	23,824	627
* Charter Communications Inc. Class A	3,040	615
* Vista Outdoor Inc.	11,772	611
* MSG Networks Inc.	34,040	589
* Avis Budget Group Inc.	20,919	572
Mattel Inc.	16,600	558
Kohl's Corp.	11,385	531
Gap Inc.	17,685	520
* Liberty Media Corp.	13,608	518
Brinker International Inc.	10,837	498
* Fossil Group Inc.	11,079	492
John Wiley & Sons Inc. Class A	9,618	470
* Liberty Media Corp. Class A	11,947	462
* Michael Kors Holdings Ltd.	8,000	456
* TripAdvisor Inc.	6,391	425
Omnicom Group Inc.	4,800	400
Wynn Resorts Ltd.	4,200	392
Ralph Lauren Corp. Class A	3,973	382
* Liberty Ventures Class A	9,144	358
Viacom Inc. Class A	6,901	313
* Panera Bread Co. Class A	1,500	307
* Liberty Broadband Corp.	4,681	271
* CarMax Inc.	5,100	261

* lululemon athletica Inc.	3,500	237
VF Corp.	3,600	233
* Discovery Communications Inc. Class A	6,841	196
Best Buy Co. Inc.	5,900	191
Viacom Inc. Class B	4,427	183
* Liberty Broadband Corp. Class A	2,986	174
* Norwegian Cruise Line Holdings Ltd.	2,800	155
* Murphy USA Inc.	2,175	134
Outfront Media Inc.	6,329	134
* LKQ Corp.	4,100	131
* Sally Beauty Holdings Inc.	3,900	126
* Ulta Salon Cosmetics & Fragrance Inc.	600	116
Hasbro Inc.	1,300	104
* JC Penney Co. Inc.	6,400	71
* AMC Networks Inc. Class A	1,073	70
* Office Depot Inc.	8,300	59
* Kate Spade & Co.	2,300	59
* Michaels Cos. Inc.	1,800	50
* ServiceMaster Global Holdings Inc.	1,000	38
* Tempur Sealy International Inc.	600	36
Staples Inc.	3,300	36
* Madison Square Garden Co. Class A	166	28
* Urban Outfitters Inc.	800	26
Lennar Corp. Class B	680	26
* Hyatt Hotels Corp. Class A	500	25
* Cabela's Inc.	500	24
* AutoNation Inc.	500	23
H&R Block Inc.	500	13
Cablevision Systems Corp. Class A	394	13
		194,848
Consumer Staples (4.2%)
Procter & Gamble Co.	180,649	14,869
Coca-Cola Co.	255,964	11,874
PepsiCo Inc.	86,890	8,905
Philip Morris International Inc.	87,349	8,570
Altria Group Inc.	132,580	8,307
CVS Health Corp.	69,492	7,208
Colgate-Palmolive Co.	63,970	4,520
Walgreens Boots Alliance Inc.	52,178	4,396
Mondelez International Inc. Class A	99,137	3,977
Kraft Heinz Co.	37,359	2,935
Kroger Co.	73,600	2,815
Reynolds American Inc.	43,100	2,168
Constellation Brands Inc. Class A	12,887	1,947
Tyson Foods Inc. Class A	27,910	1,861
Kimberly-Clark Corp.	13,052	1,756
Archer-Daniels-Midland Co.	42,173	1,531
Dr Pepper Snapple Group Inc.	16,632	1,487
* Monster Beverage Corp.	11,138	1,486
Mead Johnson Nutrition Co.	17,213	1,463
Hormel Foods Corp.	31,784	1,374
Molson Coors Brewing Co. Class B	14,200	1,366
McCormick & Co. Inc.	13,547	1,348
Clorox Co.	10,000	1,261
JM Smucker Co.	9,651	1,253
Church & Dwight Co. Inc.	13,255	1,222
Hershey Co.	13,200	1,216

Coca-Cola Enterprises Inc.	23,586	1,197
Brown-Forman Corp. Class B	12,088	1,190
Ingredion Inc.	10,086	1,077
* Herbalife Ltd.	14,627	900
Sysco Corp.	18,400	860
Bunge Ltd.	14,930	846
* WhiteWave Foods Co. Class A	20,066	816
* Sprouts Farmers Market Inc.	27,800	807
* Edgewell Personal Care Co.	9,665	778
* Rite Aid Corp.	73,759	601
* Hain Celestial Group Inc.	13,600	556
General Mills Inc.	7,014	444
Whole Foods Market Inc.	12,800	398
Energizer Holdings Inc.	6,965	282
* Blue Buffalo Pet Products Inc.	2,400	62
		111,929
Energy (3.0%)
Exxon Mobil Corp.	264,215	22,086
Chevron Corp.	113,532	10,831
Schlumberger Ltd.	75,367	5,558
Occidental Petroleum Corp.	44,104	3,018
ConocoPhillips	73,192	2,947
Phillips 66	30,506	2,642
EOG Resources Inc.	36,156	2,624
Halliburton Co.	59,825	2,137
Pioneer Natural Resources Co.	14,089	1,983
Valero Energy Corp.	27,600	1,770
* Concho Resources Inc.	15,180	1,534
Baker Hughes Inc.	33,150	1,453
* Cameron International Corp.	21,252	1,425
EQT Corp.	20,297	1,365
Apache Corp.	27,914	1,363
Marathon Petroleum Corp.	33,682	1,252
Spectra Energy Corp.	35,100	1,074
Cabot Oil & Gas Corp.	46,204	1,049
* Continental Resources Inc.	33,628	1,021
* FMC Technologies Inc.	36,436	997
Cimarex Energy Co.	10,176	990
* Newfield Exploration Co.	29,727	988
Noble Energy Inc.	31,198	980
World Fuel Services Corp.	18,200	884
* Antero Resources Corp.	33,120	824
Energen Corp.	21,630	791
Kinder Morgan Inc.	42,789	764
Anadarko Petroleum Corp.	14,192	661
Patterson-UTI Energy Inc.	30,402	536
* Cheniere Energy Inc.	14,200	480
Helmerich & Payne Inc.	7,915	465
HollyFrontier Corp.	12,492	441
Hess Corp.	8,330	439
Tesoro Corp.	4,800	413
ONEOK Inc.	13,384	400
Marathon Oil Corp.	30,782	343
Range Resources Corp.	8,962	290
* Weatherford International plc	35,300	275
Devon Energy Corp.	8,854	243
* Southwestern Energy Co.	24,900	201

Columbia Pipeline Group Inc.	6,800	171
Nabors Industries Ltd.	16,420	151
* First Solar Inc.	2,100	144
* Seadrill Ltd.	43,000	142
CONSOL Energy Inc.	12,300	139
Chesapeake Energy Corp.	29,900	123
Ensco plc Class A	10,800	112
* Whiting Petroleum Corp.	14,000	112
Rowan Cos. plc Class A	4,300	69
* Diamondback Energy Inc.	600	46
* Dril-Quip Inc.	700	42
National Oilwell Varco Inc.	1,229	38
Golar LNG Ltd.	1,600	29
* SunPower Corp. Class A	800	18
* NOW Inc.	882	16
Restaurant Brands International LP	189	7
California Resources Corp.	4,128	4
		80,900
Financial Services (9.1%)
* Berkshire Hathaway Inc. Class B	121,577	17,249
Wells Fargo & Co.	289,259	13,989
JPMorgan Chase & Co.	226,601	13,419
Visa Inc. Class A	131,515	10,058
Bank of America Corp.	649,417	8,780
Citigroup Inc.	196,543	8,206
MasterCard Inc. Class A	67,000	6,331
Goldman Sachs Group Inc.	31,435	4,935
Simon Property Group Inc.	23,128	4,803
American International Group Inc.	81,900	4,427
American Express Co.	60,659	3,724
* PayPal Holdings Inc.	91,324	3,525
American Tower Corporation	32,573	3,334
US Bancorp	78,800	3,198
Public Storage	11,572	3,192
Morgan Stanley	115,260	2,883
Chubb Ltd.	23,185	2,762
Charles Schwab Corp.	89,405	2,505
Aon plc	23,740	2,480
BlackRock Inc.	7,112	2,422
Capital One Financial Corp.	31,592	2,190
MetLife Inc.	49,340	2,168
Bank of New York Mellon Corp.	55,132	2,030
* Synchrony Financial	70,825	2,030
Equity Residential	26,750	2,007
AvalonBay Communities Inc.	10,200	1,940
PNC Financial Services Group Inc.	22,900	1,937
* Fiserv Inc.	18,742	1,923
Allstate Corp.	28,400	1,913
Equinix Inc.	5,196	1,718
Crown Castle International Corp.	19,667	1,701
Boston Properties Inc.	12,781	1,624
Progressive Corp.	44,997	1,581
Hartford Financial Services Group Inc.	34,200	1,576
General Growth Properties Inc.	51,800	1,540
Welltower Inc.	21,800	1,512
Vornado Realty Trust	16,000	1,511
Equifax Inc.	12,788	1,461

SunTrust Banks Inc.	38,929	1,405
Essex Property Trust Inc.	5,973	1,397
* Markel Corp.	1,553	1,385
Moody's Corp.	14,200	1,371
Fidelity National Information Services Inc.	21,481	1,360
Loews Corp.	34,975	1,338
Intercontinental Exchange Inc.	5,531	1,301
Weyerhaeuser Co.	40,886	1,267
Extra Space Storage Inc.	13,300	1,243
Travelers Cos. Inc.	10,589	1,236
Discover Financial Services	24,229	1,234
First Republic Bank	18,040	1,202
* Arch Capital Group Ltd.	16,630	1,182
Global Payments Inc.	18,028	1,177
Federal Realty Investment Trust	7,319	1,142
* Alleghany Corp.	2,293	1,138
Ventas Inc.	17,900	1,127
Prologis Inc.	25,200	1,113
* CBRE Group Inc. Class A	36,893	1,063
Nasdaq Inc.	15,873	1,054
* Alliance Data Systems Corp.	4,787	1,053
MSCI Inc. Class A	14,134	1,047
T. Rowe Price Group Inc.	14,000	1,028
Equity LifeStyle Properties Inc.	14,000	1,018
Torchmark Corp.	18,622	1,009
Ameriprise Financial Inc.	10,680	1,004
SL Green Realty Corp.	10,359	1,004
* Signature Bank	7,280	991
Franklin Resources Inc.	25,275	987
Total System Services Inc.	20,700	985
RenaissanceRe Holdings Ltd.	8,218	985
WR Berkley Corp.	17,293	972
* Realogy Holdings Corp.	26,570	959
State Street Corp.	16,169	946
FactSet Research Systems Inc.	6,219	942
White Mountains Insurance Group Ltd.	1,166	936
McGraw Hill Financial Inc.	9,400	930
KeyCorp	84,218	930
Voya Financial Inc.	31,159	928
Everest Re Group Ltd.	4,600	908
Lincoln National Corp.	22,830	895
* SVB Financial Group	8,720	890
Zions Bancorporation	36,551	885
SEI Investments Co.	20,547	885
Forest City Realty Trust Inc. Class A	41,793	881
Realty Income Corp.	14,100	881
Reinsurance Group of America Inc. Class A	8,970	863
* Howard Hughes Corp.	8,140	862
Huntington Bancshares Inc.	89,700	856
Assurant Inc.	11,000	849
Comerica Inc.	22,300	844
* E*TRADE Financial Corp.	34,200	838
* Equity Commonwealth	29,230	825
CBOE Holdings Inc.	12,400	810
Brown & Brown Inc.	22,461	804
Unum Group	25,927	802
TD Ameritrade Holding Corp.	25,261	796

Douglas Emmett Inc.	26,334	793
Jones Lang LaSalle Inc.	6,752	792
Apartment Investment & Management Co.	18,776	785
Host Hotels & Resorts Inc.	46,699	780
Commerce Bancshares Inc.	17,312	778
Morningstar Inc.	8,688	767
Marsh & McLennan Cos. Inc.	12,500	760
Interactive Brokers Group Inc.	19,320	760
American Homes 4 Rent Class A	47,440	754
Taubman Centers Inc.	10,300	734
Assured Guaranty Ltd.	28,594	723
East West Bancorp Inc.	22,169	720
Post Properties Inc.	12,000	717
Synovus Financial Corp.	24,642	712
CME Group Inc.	7,395	710
Regions Financial Corp.	90,215	708
Hanover Insurance Group Inc.	7,614	687
* Affiliated Managers Group Inc.	4,184	679
Associated Banc-Corp	37,727	677
* Genworth Financial Inc. Class A	247,530	676
CIT Group Inc.	21,600	670
HCP Inc.	20,400	665
First Horizon National Corp.	49,640	650
Fifth Third Bancorp	38,275	639
TFS Financial Corp.	36,600	636
Tanger Factory Outlet Centers Inc.	17,300	630
Popular Inc.	21,800	624
Dun & Bradstreet Corp.	5,700	588
Aflac Inc.	8,800	556
Raymond James Financial Inc.	11,434	544
Prudential Financial Inc.	7,212	521
DDR Corp.	29,107	518
TCF Financial Corp.	42,000	515
Legg Mason Inc.	14,354	498
Lazard Ltd. Class A	12,825	498
Leucadia National Corp.	30,733	497
Brixmor Property Group Inc.	19,000	487
Allied World Assurance Co. Holdings AG	13,344	466
Digital Realty Trust Inc.	4,600	407
* Ally Financial Inc.	18,900	354
Retail Properties of America Inc.	19,700	312
* FleetCor Technologies Inc.	1,900	283
CNA Financial Corp.	8,693	280
ProAssurance Corp.	5,000	253
LPL Financial Holdings Inc.	10,200	253
Care Capital Properties Inc.	8,325	223
BOK Financial Corp.	4,040	221
Annaly Capital Management Inc.	19,500	200
BB&T Corp.	5,800	193
FNF Group	3,247	110
Hospitality Properties Trust	3,122	83
* First Data Corp. Class A	4,500	58
* Vantiv Inc. Class A	900	48
* TransUnion	1,700	47
Four Corners Property Trust Inc.	2,600	47
* SLM Corp.	6,800	43
* OneMain Holdings Inc. Class A	1,400	38

* CoreLogic Inc.	1,000	35
Kimco Realty Corp.	1,100	32
Gaming and Leisure Properties Inc.	900	28
WP Glimcher Inc.	2,302	22
Cullen/Frost Bankers Inc.	200	11
Macerich Co.	100	8
People's United Financial Inc.	400	6
		241,856
Health Care (6.5%)
Johnson & Johnson	181,044	19,589
Pfizer Inc.	398,687	11,817
Merck & Co. Inc.	177,721	9,403
Gilead Sciences Inc.	96,242	8,841
Amgen Inc.	50,155	7,520
Medtronic plc	99,010	7,426
UnitedHealth Group Inc.	56,713	7,310
* Allergan plc	25,183	6,750
Bristol-Myers Squibb Co.	96,560	6,168
* Celgene Corp.	50,724	5,077
AbbVie Inc.	83,354	4,761
Eli Lilly & Co.	56,800	4,090
Thermo Fisher Scientific Inc.	27,567	3,903
* Biogen Inc.	14,491	3,772
Abbott Laboratories	83,500	3,493
* Express Scripts Holding Co.	47,849	3,287
Cigna Corp.	19,741	2,709
Aetna Inc.	22,455	2,523
Stryker Corp.	22,549	2,419
McKesson Corp.	14,436	2,270
Anthem Inc.	16,126	2,241
* HCA Holdings Inc.	28,504	2,225
* Boston Scientific Corp.	115,040	2,164
* Alexion Pharmaceuticals Inc.	14,686	2,045
Humana Inc.	10,600	1,939
* Regeneron Pharmaceuticals Inc.	5,160	1,860
Zoetis Inc.	39,980	1,772
Perrigo Co. plc	12,879	1,648
* Illumina Inc.	9,650	1,564
* Cerner Corp.	28,310	1,499
Zimmer Biomet Holdings Inc.	13,970	1,490
CR Bard Inc.	7,165	1,452
* DaVita HealthCare Partners Inc.	19,400	1,424
AmerisourceBergen Corp. Class A	16,306	1,411
Universal Health Services Inc. Class B	10,847	1,353
* Laboratory Corp. of America Holdings	11,281	1,321
* Vertex Pharmaceuticals Inc.	16,400	1,304
Baxalta Inc.	32,100	1,297
St. Jude Medical Inc.	22,035	1,212
Agilent Technologies Inc.	30,407	1,212
DENTSPLY SIRONA Inc.	19,508	1,202
* Intuitive Surgical Inc.	1,990	1,196
Cooper Cos. Inc.	7,563	1,165
Cardinal Health Inc.	13,245	1,085
* Mylan NV	22,400	1,038
Becton Dickinson and Co.	6,158	935
PerkinElmer Inc.	17,800	880
* Edwards Lifesciences Corp.	9,538	841

* BioMarin Pharmaceutical Inc.	9,600	792
* QIAGEN NV	32,000	715
* Quintiles Transnational Holdings Inc.	10,600	690
* Premier Inc. Class A	20,180	673
Bio-Techne Corp.	7,000	662
Hill-Rom Holdings Inc.	13,022	655
* Varian Medical Systems Inc.	7,780	623
Patterson Cos. Inc.	13,300	619
* Mallinckrodt plc	10,075	617
Quest Diagnostics Inc.	8,019	573
Baxter International Inc.	11,400	468
* Charles River Laboratories International Inc.	5,500	418
* Tenet Healthcare Corp.	10,525	305
* Ionis Pharmaceuticals Inc.	3,800	154
* Medivation Inc.	2,900	133
* Incyte Corp.	1,800	130
* Alere Inc.	2,300	116
* Alnylam Pharmaceuticals Inc.	1,800	113
* Henry Schein Inc.	500	86
* IDEXX Laboratories Inc.	1,100	86
* Hologic Inc.	2,400	83
* Centene Corp.	1,235	76
* MEDNAX Inc.	1,100	71
* athenahealth Inc.	400	56
* Alkermes plc	1,600	55
* DexCom Inc.	700	48
* VCA Inc.	800	46
* Align Technology Inc.	600	44
Bruker Corp.	1,500	42
* Jazz Pharmaceuticals plc	300	39
* United Therapeutics Corp.	300	33
* Veeva Systems Inc. Class A	1,300	33
* LifePoint Health Inc.	400	28
* Allscripts Healthcare Solutions Inc.	1,900	25
* Seattle Genetics Inc.	600	21
* Envision Healthcare Holdings Inc.	800	16
		173,247
Materials & Processing (1.8%)
Dow Chemical Co.	67,487	3,432
EI du Pont de Nemours & Co.	53,528	3,389
Monsanto Co.	27,308	2,396
Ecolab Inc.	17,900	1,996
Sherwin-Williams Co.	6,460	1,839
PPG Industries Inc.	15,100	1,684
Newmont Mining Corp.	63,066	1,676
Air Products & Chemicals Inc.	11,600	1,671
Vulcan Materials Co.	14,744	1,557
LyondellBasell Industries NV Class A	17,538	1,501
Praxair Inc.	12,852	1,471
Ingersoll-Rand plc	20,400	1,265
Valspar Corp.	10,800	1,156
Ball Corp.	15,418	1,099
Martin Marietta Materials Inc.	6,786	1,082
Airgas Inc.	7,619	1,079
Celanese Corp. Class A	16,040	1,051
Sealed Air Corp.	21,500	1,032
* Crown Holdings Inc.	19,241	954

Lennox International Inc.	6,900	933
Southern Copper Corp.	31,500	873
Eagle Materials Inc.	12,400	869
Valmont Industries Inc.	6,711	831
Alcoa Inc.	84,500	810
Hexcel Corp.	16,800	734
NewMarket Corp.	1,820	721
Ashland Inc.	6,198	682
* Owens-Illinois Inc.	42,600	680
Albemarle Corp.	10,400	665
* WR Grace & Co.	9,200	655
Owens Corning	13,800	652
CF Industries Holdings Inc.	19,560	613
Freeport-McMoRan Inc.	57,894	599
FMC Corp.	14,398	581
Silgan Holdings Inc.	10,642	566
Westlake Chemical Corp.	11,800	546
International Paper Co.	13,243	544
Reliance Steel & Aluminum Co.	7,600	526
* Armstrong World Industries Inc.	10,403	503
WestRock Co.	11,360	443
Scotts Miracle-Gro Co. Class A	5,042	367
Nucor Corp.	7,400	350
Fastenal Co.	4,725	232
Eastman Chemical Co.	2,640	191
* GCP Applied Technologies Inc.	9,200	183
* USG Corp.	5,000	124
Mosaic Co.	4,130	112
United States Steel Corp.	6,000	96
* Axalta Coating Systems Ltd.	1,900	55
		47,066
Producer Durables (5.3%)
General Electric Co.	598,921	19,040
3M Co.	37,300	6,215
United Technologies Corp.	57,076	5,713
Honeywell International Inc.	45,500	5,098
Boeing Co.	39,520	5,017
Union Pacific Corp.	54,752	4,356
Accenture plc Class A	33,300	3,843
Danaher Corp.	38,251	3,628
FedEx Corp.	21,536	3,504
United Parcel Service Inc. Class B	30,000	3,164
Lockheed Martin Corp.	13,043	2,889
Delta Air Lines Inc.	54,700	2,663
Southwest Airlines Co.	54,517	2,442
* United Continental Holdings Inc.	34,150	2,044
Automatic Data Processing Inc.	22,574	2,025
CSX Corp.	65,000	1,674
Roper Technologies Inc.	8,710	1,592
Raytheon Co.	12,449	1,527
* Verisk Analytics Inc. Class A	18,540	1,482
Caterpillar Inc.	18,675	1,429
General Dynamics Corp.	10,191	1,339
* Stericycle Inc.	10,184	1,285
American Airlines Group Inc.	31,000	1,271
Norfolk Southern Corp.	15,000	1,249
Rockwell Collins Inc.	13,500	1,245

Eaton Corp. plc	19,500	1,220
Textron Inc.	32,211	1,174
Waste Connections Inc.	18,050	1,166
* TransDigm Group Inc.	5,240	1,155
CH Robinson Worldwide Inc.	15,511	1,151
Wabtec Corp.	14,465	1,147
AMETEK Inc.	22,900	1,145
Deere & Co.	14,600	1,124
Cintas Corp.	12,170	1,093
* Waters Corp.	8,218	1,084
Xylem Inc.	26,439	1,081
Cummins Inc.	9,721	1,069
Xerox Corp.	94,355	1,053
Expeditors International of Washington Inc.	21,466	1,048
* Mettler-Toledo International Inc.	3,020	1,041
Huntington Ingalls Industries Inc.	7,469	1,023
JB Hunt Transport Services Inc.	12,010	1,012
Kansas City Southern	11,600	991
IDEX Corp.	11,729	972
Carlisle Cos. Inc.	9,400	935
Northrop Grumman Corp.	4,700	930
WW Grainger Inc.	3,982	930
AO Smith Corp.	12,100	923
Orbital ATK Inc.	10,586	920
Allegion plc	14,433	920
* Spirit AeroSystems Holdings Inc. Class A	20,100	912
Toro Co.	10,518	906
Fluor Corp.	16,458	884
BWX Technologies Inc.	26,319	883
* Jacobs Engineering Group Inc.	20,195	880
Nordson Corp.	11,450	871
Flowserve Corp.	19,513	867
B/E Aerospace Inc.	18,690	862
Landstar System Inc.	13,035	842
FLIR Systems Inc.	25,500	840
ADT Corp.	20,000	825
Emerson Electric Co.	14,700	799
AGCO Corp.	15,837	787
Republic Services Inc. Class A	16,510	787
* AECOM	24,734	762
ITT Corp.	20,469	755
* Quanta Services Inc.	32,695	738
Oshkosh Corp.	17,747	725
Air Lease Corp. Class A	22,500	723
Regal Beloit Corp.	11,200	707
* HD Supply Holdings Inc.	21,300	704
Robert Half International Inc.	14,500	675
* Manitowoc Foodservice Inc.	45,670	673
Chicago Bridge & Iron Co. NV	18,388	673
* Babcock & Wilcox Enterprises Inc.	30,559	654
Lincoln Electric Holdings Inc.	10,723	628
Ryder System Inc.	9,400	609
KBR Inc.	38,382	594
Illinois Tool Works Inc.	5,600	574
Pentair plc	10,087	547
Trinity Industries Inc.	29,700	544
* United Rentals Inc.	8,600	535

Stanley Black & Decker Inc.	4,927	518
* Keysight Technologies Inc.	17,803	494
ManpowerGroup Inc.	5,650	460
National Instruments Corp.	14,511	437
Donaldson Co. Inc.	13,286	424
MSC Industrial Direct Co. Inc. Class A	5,300	404
L-3 Communications Holdings Inc.	3,289	390
* IHS Inc. Class A	3,000	372
SPX Corp.	24,497	368
Tyco International plc	10,000	367
Paychex Inc.	6,600	356
* WESCO International Inc.	4,845	265
Copa Holdings SA Class A	3,638	246
Covanta Holding Corp.	14,400	243
Manitowoc Co. Inc.	45,670	198
* Spirit Airlines Inc.	2,559	123
* Middleby Corp.	1,000	107
* Old Dominion Freight Line Inc.	1,400	97
Terex Corp.	2,800	70
* Colfax Corp.	2,000	57
* Copart Inc.	1,300	53
* Trimble Navigation Ltd.	2,100	52
* Genpact Ltd.	1,700	46
* JetBlue Airways Corp.	2,100	44
Lexmark International Inc. Class A	1,300	43
* TopBuild Corp.	1,400	42
* CoStar Group Inc.	200	38
* Zebra Technologies Corp.	400	28
		142,148
Technology (8.4%)
Apple Inc.	367,815	40,088
Microsoft Corp.	518,856	28,656
* Facebook Inc. Class A	139,160	15,878
* Alphabet Inc. Class A	18,892	14,413
* Alphabet Inc. Class C	18,670	13,908
Intel Corp.	312,600	10,113
Cisco Systems Inc.	317,715	9,045
International Business Machines Corp.	59,703	9,042
Oracle Corp.	216,590	8,861
QUALCOMM Inc.	84,275	4,310
Broadcom Ltd.	23,435	3,621
EMC Corp.	134,436	3,583
* salesforce.com inc	47,432	3,502
* Adobe Systems Inc.	36,796	3,451
Texas Instruments Inc.	59,746	3,431
* Cognizant Technology Solutions Corp. Class A	39,096	2,451
* Yahoo! Inc.	65,066	2,395
Hewlett Packard Enterprise Co.	113,473	2,012
Intuit Inc.	19,124	1,989
Applied Materials Inc.	91,880	1,946
NVIDIA Corp.	50,100	1,785
Activision Blizzard Inc.	47,560	1,609
Amphenol Corp. Class A	27,542	1,592
Corning Inc.	71,577	1,495
Motorola Solutions Inc.	19,028	1,440
HP Inc.	102,673	1,265
* Electronic Arts Inc.	19,000	1,256

Lam Research Corp.	14,800	1,222
* Autodesk Inc.	20,858	1,216
* Citrix Systems Inc.	15,428	1,212
* SBA Communications Corp. Class A	11,911	1,193
Skyworks Solutions Inc.	15,100	1,176
Analog Devices Inc.	18,996	1,124
* VeriSign Inc.	12,228	1,083
Juniper Networks Inc.	41,600	1,061
Xilinx Inc.	21,429	1,016
Ingram Micro Inc.	28,100	1,009
* Cadence Design Systems Inc.	39,700	936
NetApp Inc.	33,571	916
CDK Global Inc.	19,458	906
Symantec Corp.	48,539	892
Teradyne Inc.	41,000	885
Avnet Inc.	19,900	882
Amdocs Ltd.	14,500	876
* Synopsys Inc.	18,000	872
SanDisk Corp.	11,200	852
Dolby Laboratories Inc. Class A	19,500	847
DST Systems Inc.	7,030	793
* NCR Corp.	26,400	790
Sabre Corp.	27,200	787
Brocade Communications Systems Inc.	73,800	781
Atmel Corp.	86,400	702
* CommScope Holding Co. Inc.	23,454	655
* IMS Health Holdings Inc.	23,200	616
IAC/InterActiveCorp	11,100	523
Computer Sciences Corp.	15,000	516
* Viavi Solutions Inc.	74,300	510
KLA-Tencor Corp.	6,700	488
CSRA Inc.	15,000	403
* Akamai Technologies Inc.	6,500	361
Linear Technology Corp.	7,300	325
* Qorvo Inc.	6,300	318
* ON Semiconductor Corp.	28,800	276
* ServiceNow Inc.	3,500	214
* Arrow Electronics Inc.	3,300	213
* Teradata Corp.	7,736	203
Maxim Integrated Products Inc.	5,500	202
Western Digital Corp.	3,290	155
CA Inc.	5,007	154
* Micron Technology Inc.	8,900	93
* Red Hat Inc.	1,100	82
Marvell Technology Group Ltd.	6,500	67
* Palo Alto Networks Inc.	400	65
* VMware Inc. Class A	1,200	63
* IPG Photonics Corp.	500	48
* Nuance Communications Inc.	2,400	45
* Cree Inc.	1,500	44
* Black Knight Financial Services Inc. Class A	1,300	40
* Ultimate Software Group Inc.	200	39
* Arista Networks Inc.	600	38
* Gartner Inc.	400	36
* Match Group Inc.	2,900	32
* F5 Networks Inc.	300	32
* Fortinet Inc.	1,000	31

* ANSYS Inc.	300	27
* EchoStar Corp. Class A	600	27
* Splunk Inc.	500	24
* Workday Inc. Class A	300	23
* VeriFone Systems Inc.	800	23
* ARRIS International plc	900	21
* NetSuite Inc.	300	21
* PTC Inc.	600	20
* Zynga Inc. Class A	7,300	17
* Lumentum Holdings Inc.	520	14
* Tableau Software Inc. Class A	300	14
		224,284
Utilities (2.9%)
Verizon Communications Inc.	264,300	14,293
AT&T Inc.	338,689	13,266
Duke Energy Corp.	51,630	4,165
NextEra Energy Inc.	33,597	3,976
Dominion Resources Inc.	46,308	3,479
American Electric Power Co. Inc.	40,500	2,689
PG&E Corp.	40,935	2,445
Exelon Corp.	65,800	2,360
Sempra Energy	19,829	2,063
Southern Co.	37,230	1,926
Edison International	26,508	1,906
WEC Energy Group Inc.	27,832	1,672
Consolidated Edison Inc.	20,500	1,571
* Level 3 Communications Inc.	27,910	1,475
Public Service Enterprise Group Inc.	30,200	1,424
American Water Works Co. Inc.	19,828	1,367
CMS Energy Corp.	30,127	1,279
ITC Holdings Corp.	25,410	1,107
* T-Mobile US Inc.	28,700	1,099
NiSource Inc.	46,200	1,088
AES Corp.	90,069	1,063
UGI Corp.	24,978	1,006
Aqua America Inc.	30,878	982
Alliant Energy Corp.	12,113	900
Xcel Energy Inc.	21,000	878
* Calpine Corp.	55,310	839
Telephone & Data Systems Inc.	26,130	786
OGE Energy Corp.	26,686	764
National Fuel Gas Co.	14,901	746
* United States Cellular Corp.	16,115	736
AGL Resources Inc.	11,200	730
Questar Corp.	26,733	663
FirstEnergy Corp.	15,900	572
TECO Energy Inc.	12,100	333
MDU Resources Group Inc.	9,950	194
DTE Energy Co.	1,700	154
NRG Energy Inc.	10,824	141
PPL Corp.	2,200	84
* Sprint Corp.	11,900	41
* Zayo Group Holdings Inc.	1,400	34
		76,296
Total Common Stocks (Cost $856,542)		1,292,574

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.7%)
Alabama (0.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	571
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	438
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	535
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	535
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	563
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	354
				2,996
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	585
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,596
				2,181
Arizona (1.3%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	824
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,576
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	111
Arizona COP	5.000%	10/1/18 (4)	500	550
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	535
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	556
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,667
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,421
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,514
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	527
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	582
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,445
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	591
Chandler AZ GO	5.000%	7/1/23	1,000	1,247
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	308
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,200
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	988
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,625
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	346
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	3,106

Pima County AZ Sewer Revenue	5.000%	7/1/20	500	579
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,273
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	833
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	596
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,404
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,038
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	622
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	564
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	593
				34,221
Arkansas (0.1%)
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	440	443
1 University of Arkansas Revenue	5.000%	11/1/21	750	896
1 University of Arkansas Revenue	5.000%	11/1/24	750	940
1 University of Arkansas Revenue	5.000%	11/1/30	725	905
				3,184
California (7.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	578
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	885
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	213
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	421
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	925
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	577
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	597
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,191
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	130	131
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.000%	4/1/20	1,000	993
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,530
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.100%	4/1/21	1,000	993
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.300%	5/1/23	1,000	988
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,156

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	502
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	524
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	180
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	544
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	668
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	524
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	500	639
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	22
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	500	506
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	427
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	121
3 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	568
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	568
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	360
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	212
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	612
California GO	4.000%	9/1/16	2,000	2,030
California GO	5.000%	9/1/16 (Prere.)	500	510
California GO	5.000%	9/1/16 (Prere.)	500	510
California GO	5.000%	11/1/16	350	359
California GO	5.000%	3/1/17	500	520
California GO	5.000%	6/1/17 (Prere.)	195	205
California GO	5.000%	6/1/17 (Prere.)	185	195
California GO	6.000%	4/1/18	500	553
California GO	5.000%	9/1/18	1,905	2,097
California GO	5.000%	11/1/18 (14)	500	535
California GO	5.000%	6/1/19 (14)	500	526
California GO	5.000%	2/1/20	500	575
California GO	5.000%	10/1/20	2,000	2,347
California GO	5.000%	9/1/21	500	599
California GO	5.000%	10/1/21	250	256
California GO	5.000%	12/1/22	1,635	2,006
California GO	5.000%	11/1/23	1,155	1,437
California GO	5.000%	9/1/25	1,560	1,991
California GO	5.000%	12/1/25	1,000	1,247
California GO	5.500%	3/1/26	500	545
California GO	5.000%	6/1/27 (14)	305	320
California GO	4.500%	8/1/27	85	88
California GO	5.000%	2/1/28	690	834
California GO	4.500%	8/1/28 (2)	725	749
California GO	5.750%	4/1/29	500	573
California GO	5.000%	9/1/29	495	545
California GO	5.000%	9/1/29 (2)	500	501
California GO	5.000%	10/1/29	3,500	3,795
California GO	5.000%	11/1/29	1,700	2,075

California GO	5.250%	3/1/30	500	578
California GO	5.000%	9/1/30	1,000	1,179
California GO	5.250%	9/1/30	500	597
California GO	5.000%	2/1/32	500	587
California GO	5.000%	6/1/32	185	194
California GO	5.000%	10/1/32	1,875	2,269
California GO	4.000%	9/1/33	2,000	2,221
California GO	4.000%	9/1/35	1,000	1,098
California GO PUT	4.000%	12/1/17	2,400	2,493
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,278
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	530
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,150
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/20	325	380
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,123
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	597
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	664
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,190
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	574
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,210
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,198
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,234
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	360
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	300
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	102
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	41
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	216
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	79
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	135
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,124

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,166
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,188
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	409
1 California State University Systemwide Revenue	3.000%	11/1/19	1,000	1,056
1 California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,142
California State University Systemwide Revenue	5.750%	11/1/27	500	576
California State University Systemwide Revenue	5.250%	11/1/29	300	341
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,190
1 California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,230
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,401
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	253
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	289
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	1,500	1,520
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,175
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,043
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	939
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,157
Citrus CA Community College District GO	0.000%	8/1/34	1,000	786
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,214
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,203
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,151
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,161
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,251
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,785
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,743
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	394
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	84
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	395
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,082
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,061
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	550
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,228
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,611
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,115

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	578
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	568
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,204
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,925
1 Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,131
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,981
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,611
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,574
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	568
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	780
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,542
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	682
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	560
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	635
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,500	1,529
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	599
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,741
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	689
2 Metropolitan Water District of Southern
California Revenue PUT	0.780%	3/27/18	1,585	1,579
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,364
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	413
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	598
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,861
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,356
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,672
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	862
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	760
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	390
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,277
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,209
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/16	100	101
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,234
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,370
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	163

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	289
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	915
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/16 (Prere.)	1,000	1,012
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	549
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	570
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	549
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	556
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	722
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	588
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,224
San Diego CA Community College District GO	5.000%	8/1/31	500	580
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	565
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	582
San Diego CA Unified School District GO	0.000%	7/1/27	500	367
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,426
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	668
San Diego CA Unified School District GO	0.000%	7/1/28	500	353
San Diego CA Unified School District GO	0.000%	7/1/29	500	336
San Diego CA Unified School District GO	0.000%	7/1/30	100	64
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	572
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	660
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,248
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,895
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	401
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	584
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	567
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	271
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	576
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	598
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,213
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,474
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/16	600	609

San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,036
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,015
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	762
1 Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,319
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,143
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,058
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,248
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,136
University of California Revenue	4.750%	5/15/16 (Prere.)	155	157
University of California Revenue	5.000%	5/15/16 (Prere.)	500	508
University of California Revenue	5.000%	5/15/16 (Prere.)	500	508
University of California Revenue	5.000%	5/15/17 (Prere.)	500	530
University of California Revenue	5.000%	5/15/23	1,000	1,193
University of California Revenue	5.000%	5/15/28	1,000	1,246
University of California Revenue	5.000%	5/15/28	1,000	1,216
University of California Revenue	4.000%	5/15/33	1,000	1,100
University of California Revenue PUT	5.000%	5/15/23	3,625	4,479
				188,456
Colorado (0.5%)
Adams County CO COP	5.000%	12/1/31	650	781
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	368
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	591
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,805
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	550
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	606
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	584
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	496
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,637
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	822
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,130
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,098
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,010	1,158
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,140
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	594
				14,360

Connecticut (0.5%)
Connecticut GO	5.000%	11/1/16	410	420
Connecticut GO	5.000%	4/15/21	500	584
Connecticut GO	5.000%	11/15/22	1,935	2,323
Connecticut GO	5.000%	4/15/24	500	590
Connecticut GO	5.000%	9/1/26	1,000	1,216
Connecticut GO	5.000%	4/15/28	500	584
Connecticut GO	5.000%	3/1/32	2,950	3,447
Connecticut GO	5.000%	10/15/32	705	822
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	564
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,224
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	550
Hartford CT GO	5.000%	4/1/30	435	497
University of Connecticut GO	5.000%	2/15/27	635	777
University of Connecticut GO	5.000%	2/15/28	510	620
				14,218
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	671
Delaware GO	5.000%	7/1/20	600	702
Delaware GO	5.000%	10/1/20	700	823
				2,196
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	536
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,163
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	783
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	575
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	574
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	579
				4,210
Florida (2.0%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	530
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,196
Broward County FL Airport System Revenue	5.000%	10/1/28	400	464
Broward County FL Airport System Revenue	5.375%	10/1/29	500	569
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,206
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	457
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,365
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,134
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	517
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	248
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,683
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	302
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/16 (Prere.)	300	305

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	248
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,787
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	891
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,509
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	568
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,513
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	746
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	531
Florida Department of Transportation GO	5.000%	7/1/19	545	616
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	565
1 Florida Turnpike Authority Revenue	5.000%	7/1/24	1,500	1,874
1 Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,898
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,085
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	72
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	31
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	577
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.520%	4/7/16	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	578
Jacksonville FL Special Revenue	5.000%	10/1/32	500	592
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	990
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,157
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,186
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	567
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	668
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,167
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	118
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,333
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	656
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,820
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,193
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	583
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	532
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	553
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	567

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	736
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,092
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	639
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,844
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,787
Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/16 (Prere.)	590	607
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	928
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	267
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,195
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	234
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,765
Tampa FL Hospital Revenue	5.000%	7/1/23	750	874
1 Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,420
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	621
				53,956
Georgia (0.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,106
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,326
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,211
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,582
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	688
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	504
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	481
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	588
Georgia GO	5.000%	4/1/16	500	500
Georgia GO	5.000%	5/1/16	500	502
Georgia GO	5.000%	7/1/16	500	506
Georgia GO	5.000%	7/1/16	400	405
Georgia GO	5.750%	8/1/17	500	534
Georgia GO	5.000%	2/1/20	1,375	1,584
Georgia GO	5.000%	7/1/22	500	566
Georgia GO	5.000%	5/1/25	500	561
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	682
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	518
Gwinnett County GA School District GO	5.000%	2/1/28	500	626
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	81
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	109

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	430
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	568
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	461
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/32	1,590	1,964
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,332
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,756
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	389
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	543
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	568
				23,671
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,208
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,509
Guam International Airport Authority Revenue	5.000%	10/1/21	350	406
				3,123
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	281
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	345
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	470
Hawaii GO	5.000%	4/1/17 (Prere.)	55	57
Hawaii GO	5.000%	4/1/17 (Prere.)	445	464
Hawaii GO	5.000%	6/1/19 (Prere.)	285	322
Hawaii GO	5.000%	12/1/21	375	451
Hawaii GO	5.000%	8/1/24	1,765	2,212
Hawaii GO	5.000%	8/1/25	1,500	1,877
Hawaii GO	5.000%	10/1/25	1,445	1,839
Hawaii GO	5.000%	6/1/29	215	241
Hawaii GO	5.000%	12/1/29	500	588
1 Hawaii GO	4.000%	4/1/30	1,500	1,692
1 Hawaii GO	4.000%	4/1/31	1,500	1,681
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	643
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	527
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,400
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,250
Honolulu HI City & County GO	5.000%	12/1/30	310	360
Honolulu HI City & County GO	5.250%	8/1/31	500	586
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,458
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,453

University of Hawaii Revenue	5.000%	10/1/27	500	563
				22,760
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	119

Illinois (3.3%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	810
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	304
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	225
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	548
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,320
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	104
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	532
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	531
Chicago IL Board of Education GO	7.000%	12/1/26	500	487
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	824
Chicago IL GO	5.000%	12/1/16 (2)	500	508
Chicago IL GO	5.500%	1/1/17 (ETM)	190	197
Chicago IL GO	5.500%	1/1/17 (4)	310	317
Chicago IL GO	5.000%	1/1/19 (2)	500	510
Chicago IL GO	5.000%	1/1/25	1,000	1,008
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	572
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	204
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	208
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	263
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	319
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	324
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	382
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	533
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	237
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,000	1,233
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,185
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,193
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,000	1,183
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	562
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	2,525	2,671
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,173
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	53
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,209
Chicago IL Park District GO	5.000%	1/1/19	750	813
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,519
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,116
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,007
Cook County IL GO	5.000%	11/15/21	500	547
Cook County IL GO	5.000%	11/15/28	500	541
Cook County IL GO	5.250%	11/15/28	500	547
Cook County IL GO	4.750%	11/15/30 (2)	200	201
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	0.370%	4/1/16	5,400	5,400
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,818

Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,977
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.550%	4/7/16	11,300	11,300
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	579
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,468
1 Illinois Finance Authority Revenue (Depaul
University)	5.000%	10/1/33	1,000	1,179
1 Illinois Finance Authority Revenue (Depaul
University)	5.000%	10/1/34	1,000	1,175
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	110
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	452
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,347
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,159
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	571
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	7/1/17 (Prere.)	1,100	1,159
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	572
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,156
Illinois GO	5.000%	1/1/17	330	339
Illinois GO	5.000%	1/1/18	500	529
Illinois GO	5.000%	1/1/20 (4)	200	222
Illinois GO	5.000%	8/1/20	305	338
Illinois GO	5.000%	1/1/21 (4)	710	784
Illinois GO	5.000%	8/1/21	500	555
Illinois GO	5.500%	7/1/24	1,000	1,145
Illinois GO	5.000%	8/1/24	1,000	1,100
Illinois GO	5.000%	1/1/25	1,570	1,769
Illinois GO	5.000%	6/1/26	500	511
Illinois GO	5.250%	2/1/30	1,900	2,084
Illinois GO	5.250%	7/1/31	1,000	1,085
Illinois GO	5.000%	9/1/31	3,000	3,145
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	650
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	529
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	506
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	561
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,161
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	576
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,069
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,039
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	861
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	353

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	168
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	153
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,396
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,246
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	479
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,157
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	566
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	383
				88,057
Indiana (0.6%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	256
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,568
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,455
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,337
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,647
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	789
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,884
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	747
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,229
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	539
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	586
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	586
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,685
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	566
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	110
Indiana University Student Fee Revenue	5.000%	6/1/19	445	502
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	838
				17,324
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	774
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,812

Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	247
				2,833
Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	550
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,172
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	628
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	880
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	106
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,611
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,887
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,537
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	558
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,273
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	45	46
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	855	871
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	601
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	600
				12,320
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	853
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,309
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,175
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	553
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	554
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,128
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	658
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	520

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,460
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	345
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,201
				10,756
Louisiana (0.4%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	605
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	614
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	437
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	500	504
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	502
Louisiana GO	5.000%	5/1/16 (Prere.)	500	502
Louisiana GO	5.000%	5/1/16 (Prere.)	500	502
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16 (ETM)	345	347
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	915	920
Louisiana State University Revenue	5.000%	7/1/23	400	482
New Orleans LA GO	5.000%	12/1/31	500	555
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,741
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,091
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	601
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,089
				10,492
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.420%	4/7/16 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	563
				4,663
Maryland (1.8%)
1 Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,657
1 Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,708
1 Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,846
Baltimore County MD GO	5.000%	8/1/21	1,435	1,722
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	786
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,500
Howard County MD GO	5.000%	2/15/22	750	890
Howard County MD GO	5.000%	8/15/24	200	239
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	540
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,186
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,258
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,553
Maryland GO	5.000%	8/1/16 (Prere.)	450	457

Maryland GO	5.000%	11/1/16	105	108
Maryland GO	5.000%	3/15/17	500	521
Maryland GO	5.000%	7/15/17	610	644
Maryland GO	5.000%	8/1/17	500	529
Maryland GO	5.250%	8/15/17	500	532
Maryland GO	5.250%	3/1/18	200	217
Maryland GO	5.000%	3/1/19	1,200	1,344
Maryland GO	5.000%	3/15/19 (Prere.)	500	560
Maryland GO	5.250%	8/1/20	1,000	1,180
Maryland GO	4.000%	8/1/21	1,000	1,144
Maryland GO	5.000%	8/1/21	870	1,018
Maryland GO	5.000%	8/1/22	1,500	1,843
Maryland GO	5.000%	8/1/22	1,500	1,843
Maryland GO	4.000%	8/1/23	2,390	2,814
Maryland GO	5.000%	8/1/23	1,500	1,879
Maryland GO	4.000%	8/1/26	1,970	2,288
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	576
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	600
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.444%	11/15/16	2,000	2,005
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	588
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	566
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,383
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	563
Maryland Transportation Authority GAN	5.250%	3/1/18	700	761
Maryland Transportation Authority GAN	5.250%	3/1/20	500	561
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	1,620	2,033
Montgomery County MD GO	5.000%	7/1/17	500	527
Montgomery County MD GO	5.000%	11/1/17	500	534
Prince Georges County MD GO	5.000%	9/15/23	500	598
				47,101
Massachusetts (1.7%)
Boston MA GO	5.000%	4/1/20	780	903
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	547
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	592
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	531
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	663
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,199

Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.420%	4/7/16	1,900	1,900
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	502
Massachusetts College Building Authority
Revenue	4.000%	5/1/17	650	674
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	504
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	572
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	505
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	409
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	865
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	574
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	688
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	311
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	212
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	814
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	339
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	507
Massachusetts GO	5.500%	11/1/16	500	515
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	848
Massachusetts GO	5.500%	10/1/18	500	558
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	559
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	566
Massachusetts GO	5.000%	8/1/20	500	583
Massachusetts GO	5.250%	8/1/20	300	353
Massachusetts GO	5.500%	10/1/20	500	597
Massachusetts GO	5.500%	10/1/20 (14)	500	597
Massachusetts GO	5.000%	8/1/22	1,000	1,221
Massachusetts GO	5.250%	8/1/23	500	630
Massachusetts GO	0.962%	11/1/25	1,380	1,348
Massachusetts GO	5.000%	7/1/26	1,375	1,770
Massachusetts GO	5.000%	4/1/29	500	581
Massachusetts GO	4.000%	11/1/30	1,980	2,199
2 Massachusetts GO PUT	0.700%	8/1/17	1,000	995
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.350%	4/1/16 LOC	900	900
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	577
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.400%	4/1/16	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.550%	4/7/16	5,000	5,000
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	437

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	563
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	264
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,070
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	605
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,837
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	666
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,207
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	645
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	221
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	273
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	236
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	605
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	839
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,045
				45,821
Michigan (1.3%)
Battle Creek MI School District GO	5.000%	5/1/25	500	607
Birmingham MI City School District GO	5.000%	5/1/22	740	895
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,172
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,390
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	610
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,161
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	436
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,201
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,114
1 Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,206
1 Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,957
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	569
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,067
Michigan Finance Authority Revenue	5.000%	10/1/22	500	583
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,198
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	887
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,746
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,141

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	567
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,210
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	596
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	537
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,148
Michigan GO	5.000%	5/1/18	500	544
Michigan GO	5.500%	11/1/25	595	671
Michigan State University Revenue	5.000%	8/15/20	1,040	1,210
Michigan Trunk Line Revenue	5.000%	11/1/21	500	570
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,953
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,679
2 University of Michigan Revenue PUT	0.830%	4/2/18	1,000	993
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,538
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	514
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,055
				34,725
Minnesota (0.6%)
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,241
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	522
Minnesota GO	5.000%	8/1/19	500	567
Minnesota GO	5.000%	11/1/20	325	373
Minnesota GO	5.000%	8/1/21	500	569
Minnesota GO	5.000%	8/1/22	1,305	1,600
Minnesota GO	5.000%	8/1/25	1,500	1,931
Minnesota GO	5.000%	8/1/27	1,005	1,271
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	558
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,110
1 University of Minnesota Revenue	5.000%	4/1/19	2,775	3,110
University of Minnesota Revenue	5.000%	8/1/19	500	566
University of Minnesota Revenue	5.250%	12/1/29	500	592
				15,021
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	416
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.380%	4/1/16	2,000	2,000
Mississippi GO	5.500%	12/1/18	750	842
Mississippi GO	5.000%	10/1/19	2,000	2,279
Mississippi GO	5.000%	11/1/29	1,000	1,238
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,170
				7,945

Missouri (0.5%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.350%	4/1/16	1,800	1,800
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	555
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	959
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,221
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,730
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.753%	6/1/31 (2)	500	460
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	524
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	367
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	744
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	562
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,400	1,642
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	839
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,202
				12,605
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	176
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,272
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	864
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	485
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	392
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,171
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,746
				7,106
Nevada (0.9%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,641
Clark County NV GO	5.000%	12/1/29	500	567
Clark County NV GO	5.000%	7/1/33	1,000	1,166
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	563
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	510
Clark County NV School District GO	5.000%	6/15/18	1,690	1,811

Clark County NV School District GO	5.000%	6/15/22	2,000	2,136
Clark County NV School District GO	5.000%	6/15/23	1,175	1,254
1 Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,244
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	1,000	1,066
1 Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,242
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	535
Nevada GO	5.000%	4/1/22	1,710	2,064
Nevada GO	5.000%	11/1/23	1,465	1,818
Nevada GO	5.000%	11/1/25	1,015	1,280
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	1,100	1,144
1 Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,811
				22,852
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	514
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/16 (Prere.)	1,885	1,906
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/32	855	862
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,962
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	117
				5,361
New Jersey (1.6%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	449
Jersey City NJ GO	5.000%	3/1/21	480	553
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	607
New Jersey COP	5.250%	6/15/30	465	507
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,093
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,107
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	756
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,621
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	588
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	327
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,265
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	518

New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	531
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	539
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	228
New Jersey GO	5.250%	7/1/16 (14)	500	506
New Jersey GO	5.000%	8/1/16	440	447
New Jersey GO	5.250%	7/15/18 (2)	500	544
New Jersey GO	5.000%	8/15/19	750	835
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	551
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	270
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,184
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,044
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	411
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	544
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	747
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	252
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	300	315
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	203
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,647
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	283
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	160
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,249
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	707
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,833
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	278
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	174
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,499

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	695
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,099
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	552
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,158
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,158
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	569
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,571
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	105
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,100	1,893
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	1,000	254
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	667
				42,383
New Mexico (0.2%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,946
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	571
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	575
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,645
				4,737
New York (8.1%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	544
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	561
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	581
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	649
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	412
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	449

Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	513
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	627
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	54
2 Long Island NY Power Authority Electric System
Revenue PUT	0.957%	11/1/18	1,000	990
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	800	803
Nassau County NY GO	5.000%	4/1/23	1,000	1,206
New York City NY GO	5.000%	8/1/16	500	508
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	2/1/17	500	518
New York City NY GO	5.000%	2/1/17 (Prere.)	335	347
New York City NY GO	5.250%	8/1/17	700	743
New York City NY GO	5.000%	2/1/18	165	171
New York City NY GO	5.250%	8/15/18 (Prere.)	40	44
New York City NY GO	5.000%	8/1/19	500	529
New York City NY GO	5.000%	8/1/19	1,500	1,697
New York City NY GO	5.000%	8/1/19	1,065	1,205
New York City NY GO	5.000%	8/1/20	2,935	3,410
New York City NY GO	5.250%	9/1/20	1,000	1,107
New York City NY GO	5.000%	8/1/21	515	612
New York City NY GO	5.000%	8/1/21	2,000	2,377
New York City NY GO	5.000%	8/1/22	500	606
New York City NY GO	5.000%	10/1/22	500	603
New York City NY GO	5.000%	8/1/23	1,505	1,853
New York City NY GO	5.000%	8/1/23	380	458
New York City NY GO	5.250%	8/15/24	460	506
New York City NY GO	5.000%	8/1/25	750	892
New York City NY GO	5.000%	8/1/25	1,010	1,274
New York City NY GO	5.000%	8/1/26	1,000	1,211
New York City NY GO	5.000%	8/1/26	500	597
New York City NY GO	5.000%	8/15/26	475	519
2 New York City NY GO	0.800%	8/1/27	2,000	1,998
New York City NY GO	5.000%	5/15/28	480	539
New York City NY GO	5.000%	8/1/28	400	462
New York City NY GO	5.000%	8/1/28	495	503
New York City NY GO	5.500%	11/15/28	245	274
New York City NY GO	5.500%	11/15/28	55	62
New York City NY GO	5.625%	4/1/29	840	955
New York City NY GO	5.000%	5/15/29	500	561
New York City NY GO	5.000%	8/1/30	1,000	1,205
New York City NY GO	5.000%	3/1/31	1,340	1,595
New York City NY GO	5.000%	8/1/31	365	427
New York City NY GO	4.500%	8/1/35 (2)	1,500	1,502
New York City NY GO VRDO	0.370%	4/1/16 LOC	3,550	3,550
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,710
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	560
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,200
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,035

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	733
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	561
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	274
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	573
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	587
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	4/1/16	6,300	6,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	4/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	4/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	4/1/16	1,700	1,700
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	612
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,143
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,193
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,456
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,228
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	284
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	351
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	691
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	215
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	178

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,000	1,108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	355
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,658
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	1,027
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	588
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	602
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,511
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	601
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,829
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,812
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	2,071
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	4/1/16	6,900	6,900
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.370%	4/1/16	1,100	1,100
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,174
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,185
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	250
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	362
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	534
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	543
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,093

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	584
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	589
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	300	308
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	588
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,782
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	693
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	514
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,134
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.370%	4/1/16 LOC	2,300	2,300
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	582
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	375	398
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,361
2 New York Metropolitan Transportation Authority
Revenue PUT	0.760%	11/15/17	1,500	1,492
New York Metropolitan Transportation Authority
Revenue VRDO	0.360%	4/1/16 LOC	6,000	6,000
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	638
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	656
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	581
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	464
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (Prere.)	250	271
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,193
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,167
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	506
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	579
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	527
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	1,735	1,754
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	577
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	581

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	519
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	224
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	993
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	1,004
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	587
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	355
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,359
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	583
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	465
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	278
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	568
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	571
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,345
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,320	1,658
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,618
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,715
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	527
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	423
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	610
New York State GO	4.500%	2/1/17	500	517
New York State GO	4.500%	2/1/18	500	535
New York State GO	4.500%	2/1/19	500	551
New York State GO	5.000%	2/15/30	315	364
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	571

New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	536
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	525
New York State Thruway Authority Revenue	5.000%	1/1/30	500	587
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	639
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	522
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	552
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	558
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	574
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	600
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	556
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,047
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,083
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	667
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,648
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,520
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,607
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,461
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,869
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,383
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,731
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,760
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,430
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	580
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.420%	4/7/16	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	547
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,194
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,428
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,241
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,203

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,801
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,583
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	504
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,874
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	552
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,418
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,926
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,224
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,369
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,972
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	64
Westchester County NY GO	5.000%	7/1/20	445	519
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	561
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,261
				215,313
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	610
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	277
Durham County NC GO	5.000%	4/1/20	685	793
Guilford County NC GO	5.000%	3/1/19	1,230	1,378
Mecklenburg County NC GO	5.000%	3/1/17	500	520
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	559
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	624
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	572
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	556
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	556
North Carolina GAN	5.000%	3/1/25	1,000	1,242
North Carolina GAN	5.000%	3/1/27	1,000	1,223
North Carolina GO	5.000%	3/1/17	520	541
North Carolina GO	5.000%	3/1/18	500	539
North Carolina GO	5.000%	5/1/18	1,500	1,633
North Carolina GO	5.000%	6/1/19	2,000	2,259
North Carolina GO	5.000%	3/1/20	275	318
North Carolina GO	4.000%	6/1/20	500	562
North Carolina GO	5.000%	5/1/22	250	305
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,074
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,165
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	689

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	395
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	159
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	608
2 University of North Carolina University System
Revenue PUT	1.044%	12/1/17	1,200	1,198
Wake County NC GO	4.000%	2/1/18	695	737
Wake County NC GO	5.000%	3/1/18	500	541
				22,633
Ohio (1.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	509
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	674
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	540
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/16	200	201
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/17	190	198
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	558
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	510
Cleveland OH Airport System Revenue	5.000%	1/1/17 (Prere.)	500	517
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	278
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	272
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	241
Cleveland OH Water Revenue	4.000%	1/1/18	2,415	2,553
Columbus OH GO	5.000%	7/1/25	535	649
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,878
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	606
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	680
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,167
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	2,036
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	387
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	1,225	1,234
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	229
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	500	558
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	584
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,769
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	117

Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	900
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	757
Ohio GO	5.000%	2/1/18	3,895	4,191
Ohio GO	5.000%	8/1/23	500	614
Ohio GO	5.000%	8/1/24	500	629
Ohio Higher Education GO	5.000%	8/1/17	770	814
Ohio Higher Education GO	5.000%	8/1/21	500	597
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	673
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.360%	4/1/16	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.390%	4/1/16	2,000	2,000
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,030
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	31
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	485
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,166
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,191
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	564
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	495
Penta Career Center Ohio COP	5.250%	4/1/23	125	148
				38,430
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	618
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	344
University of Oklahoma Revenue	5.000%	7/1/31	475	548
				1,510
Oregon (0.3%)
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	480
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,897
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,700
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	582
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	154
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	267
Oregon GO	5.000%	5/1/23	500	607
Portland OR GO	5.000%	6/15/20	1,725	2,008
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	545
				8,240
Pennsylvania (3.1%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	379

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	544
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.133%	2/1/21	740	738
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	237
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	597
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,140
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	502
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.400%	4/7/16 LOC	2,500	2,500
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	590
Chester County PA GO	5.000%	11/15/31	750	898
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	425
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	945	964
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,099
Emmaus PA General Authority Revenue VRDO	0.410%	4/7/16 LOC	1,300	1,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	748
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.360%	4/1/16	3,100	3,100
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,650
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	556
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	560
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	200
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,157
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,389
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	2,000	2,182
Northeastern Pennsylvania Hospital &
Educational Authority Revenue
(Commonwealth Medical College Project)
VRDO	0.420%	4/7/16 LOC	1,835	1,835

Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	1,000	1,144
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	793
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,479
Pennsylvania GO	5.000%	7/1/16	120	121
Pennsylvania GO	5.000%	7/1/16	400	405
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	529
Pennsylvania GO	5.000%	7/1/20	500	572
Pennsylvania GO	5.375%	7/1/21	500	591
Pennsylvania GO	5.000%	11/15/22	500	596
Pennsylvania GO	5.000%	8/15/24	1,000	1,215
Pennsylvania GO	5.000%	4/15/28	500	555
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,107
Pennsylvania GO	5.000%	10/15/32	1,000	1,169
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.350%	4/1/16 LOC	1,200	1,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	505
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	812
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,007
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	228
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	573
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	567
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	4.500%	6/1/32	430	438
Pennsylvania State University Revenue	5.000%	3/1/25	500	572
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,071
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,221
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	1,000	1,008
2 Pennsylvania Turnpike Commission Revenue	1.380%	12/1/21	1,215	1,206
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	391
1 Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,399
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,218
1 Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,735
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,158
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,423
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,330	1,494
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,343
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,263
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,228
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,221

Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,063
Philadelphia PA GO	5.000%	8/1/26	1,885	2,293
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	523
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	250
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	563
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,143
Philadelphia PA School District GO	5.250%	9/1/22	500	554
Philadelphia PA School District GO	5.000%	9/1/31	940	1,027
Philadelphia PA School District GO VRDO	0.410%	4/7/16 LOC	6,465	6,465
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	641
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,215
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,179
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,140
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	573
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/31	80	96
				81,572
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	507
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	582
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,343
				2,432
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	515
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	622
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	298
Florence County SC School District GO	5.000%	3/1/18	1,000	1,080
Greenville County SC School District GO	5.000%	12/1/27	500	515
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,209
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,337
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,727
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.350%	4/1/16	1,800	1,800
South Carolina GO	5.000%	4/1/20	450	521
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	541
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,173
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	556

Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,215
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,474
				14,583
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,322

Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,226
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,677
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,171
Knox County TN GO	5.000%	4/1/18	1,000	1,085
Memphis TN Electric System Revenue	5.000%	12/1/17	500	535
Memphis TN GO	5.000%	5/1/30	500	582
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	728
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	551
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	580
Shelby County TN GO	5.000%	3/1/19	500	559
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	112
Shelby County TN GO	5.000%	4/1/19	400	449
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.370%	4/1/16 (4)	2,200	2,200
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.380%	4/1/16 (4)	4,800	4,800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	509
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	259
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	529
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	793
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,320
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,762
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	452
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	715	848
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	718
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,198
Tennessee GO	5.000%	8/1/20	625	731

Tennessee GO	5.000%	8/1/21	1,490	1,788
Tennessee GO	5.000%	8/1/22	1,475	1,812
				28,974
Texas (5.2%)
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,197
Allen TX Independent School District GO	5.000%	2/15/30	1,365	1,696
Arlington TX GO	5.000%	8/15/19	1,920	2,179
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,690
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	978
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,226
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	599
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	314
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	74
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	575
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	128
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	935
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	560
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	233
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	472
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	588
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	47
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	547
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	608
Dallas TX Independent School District GO	5.000%	2/15/23	485	572
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	213
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,308
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	395
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	528
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,200
1 Denton County TX GO	4.000%	7/15/18	1,500	1,607
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	705	716
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	795	804
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	529
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,347
Harris County TX Flood Control District GO	5.250%	10/1/18	435	483

Harris County TX GO	5.000%	10/1/17	1,000	1,063
Harris County TX GO	5.000%	10/1/23	300	360
Harris County TX GO	5.000%	10/1/23	500	569
Harris County TX GO	5.000%	8/15/32	1,000	1,175
Harris County TX GO	5.000%	10/1/36	1,200	1,435
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.340%	4/1/16	4,400	4,400
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,116
2 Harris County TX Toll Road Revenue	1.180%	8/15/18	1,000	999
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	565
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	593
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,053
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,143
Houston TX GO	5.000%	3/1/18	1,650	1,780
Houston TX GO	5.000%	3/1/20	500	559
1 Houston TX GO	5.000%	3/1/26	1,500	1,872
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,219
1 Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,336
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,271
1 Houston TX Independent School District GO	5.000%	2/15/31	2,000	2,467
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	406
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,235
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	128
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,111
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,187
Houston TX Utility System Revenue	5.000%	11/15/36	1,000	1,204
2 Houston TX Utility System Revenue PUT	1.000%	8/1/16	1,000	1,000
2 Houston TX Utility System Revenue PUT	1.300%	5/1/20	1,000	996
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,767
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,078
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	577
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,570
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,234
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	284
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,381
Lubbock TX GO	5.000%	2/15/23	500	604
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.000%	2/15/24	350	395
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,899
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	250
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	519
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	226

New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	239
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	274
North East TX Independent School District GO	5.250%	2/1/22	500	611
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	480
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	480
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	65
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,400	1,607
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	65
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	284
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	605
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,206
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	585
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	2,041
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,752
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,832
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,252
Pasadena TX GO	4.000%	2/15/28	1,000	1,130
1 Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,797
Rockwall County TX GO	5.000%	2/1/18	1,080	1,162
Rockwall TX GO	3.000%	8/1/17	600	618
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	527
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	565
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	237
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	558
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	590
San Antonio TX GO	5.000%	8/1/20	125	146
San Antonio TX GO	5.000%	2/1/22	1,000	1,176
San Antonio TX GO	5.000%	2/1/24	500	584
San Antonio TX GO	5.000%	2/1/26	1,000	1,252
2 San Antonio TX Water Revenue PUT	1.080%	11/1/16	1,000	1,000
2 San Antonio TX Water Revenue PUT	0.800%	11/1/17	1,500	1,492
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	266
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,147
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,217
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,198
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	366
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	1,735	1,798
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	562

Texas GO	4.000%	4/1/18	400	426
Texas GO	5.000%	10/1/22	1,000	1,226
Texas GO	5.000%	10/1/24	1,000	1,266
Texas GO	5.000%	10/1/27	1,400	1,720
Texas GO	5.000%	10/1/28	1,330	1,625
Texas GO	5.000%	8/1/31	500	583
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	586
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	281
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	478
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	446
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	228
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	599
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,533
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,138
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,009
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	552
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,441
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	1,500	1,800
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	1,500	1,879
2 Texas Transportation Commission Mobility Fund
GO PUT	0.780%	10/1/18	1,500	1,489
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	500
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	500
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	500
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,775
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	269
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	488
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,186
Texas Water Financial Assistance GO	5.000%	8/1/24	500	548
Texas Water Financial Assistance GO	5.000%	8/1/25	500	548
Texas Water Financial Assistance GO	5.000%	8/1/27	500	547
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,386
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	849
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	369
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	600
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,218
Williamson County TX GO	5.000%	2/15/23	230	278
				139,006

Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	573
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	399
Utah GO	5.000%	7/1/16	615	622
Utah GO	5.000%	7/1/16	500	506
Utah GO	4.500%	7/1/19	2,000	2,234
Utah GO	5.000%	7/1/19	615	697
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,272
				6,303
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	1,660	1,870
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	440	491
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	545
				2,906
Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/17	750	794
Arlington County VA GO	5.000%	8/15/19	1,535	1,745
Arlington County VA GO	5.000%	8/1/23	600	732
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	575
Chesterfield County VA GO	5.000%	1/1/22	900	1,089
Fairfax County VA GO	4.000%	10/1/19	2,000	2,215
Fairfax County VA GO	5.000%	10/1/23	1,255	1,577
Fairfax County VA GO	5.000%	10/1/24	1,365	1,741
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	533
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	357
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	605
Norfolk VA Water Revenue	5.000%	11/1/31	500	589
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	568
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	207
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,782
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	433
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,695
Virginia Public School Authority Revenue	5.000%	8/1/19	500	566
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,906
				19,709
Washington (1.6%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	580
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,463
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,012
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	527
1 Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,608

Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	875
King County WA GO	5.000%	1/1/19	150	167
King County WA GO	5.000%	7/1/20	1,250	1,456
King County WA GO	5.000%	1/1/24	500	601
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,144
Port of Seattle WA Revenue	5.000%	8/1/29	250	295
Seattle WA GO	5.000%	6/1/21	1,000	1,187
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,642
Snohomish County WA School District No. 201
GO	5.250%	12/1/18 (Prere.)	1,760	1,963
University of Washington Revenue	5.000%	4/1/31	335	385
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	527
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	464
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	445
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,234
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	1,035	1,281
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,656
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,353
Washington GO	5.000%	7/1/16 (Prere.)	500	506
Washington GO	5.000%	7/1/17	200	211
Washington GO	5.000%	7/1/18 (Prere.)	500	546
Washington GO	5.000%	7/1/18	675	739
Washington GO	0.000%	6/1/20 (14)	500	472
Washington GO	5.000%	7/1/20	1,000	1,162
Washington GO	5.000%	8/1/20	500	569
Washington GO	5.000%	7/1/22	1,350	1,641
Washington GO	5.000%	7/1/23	1,000	1,236
Washington GO	5.000%	7/1/25	500	601
Washington GO	5.000%	7/1/25	1,500	1,874
Washington GO	5.000%	8/1/27	1,000	1,248
Washington GO	5.000%	2/1/32	500	585
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	2,001
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,041
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	1,022
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.520%	4/7/16	3,200	3,200
Washington State University General Revenue	5.000%	10/1/31	500	584
				42,103
West Virginia (0.0%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,103

Wisconsin (0.6%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,087
Milwaukee WI GO	4.000%	3/15/20	1,000	1,109
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	523
Wisconsin GO	5.000%	5/1/16	500	502
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	544

Wisconsin GO	5.000%	5/1/19	1,335	1,501
Wisconsin GO	5.000%	11/1/19	1,250	1,428
Wisconsin GO	5.000%	5/1/20	1,000	1,158
Wisconsin GO	5.000%	5/1/21	750	891
Wisconsin GO	5.000%	5/1/24	500	606
Wisconsin GO	5.000%	5/1/26	2,210	2,666
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,857
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	576
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	585
Wisconsin Transportation Revenue	5.000%	7/1/23	500	612
				15,645
Total Tax-Exempt Municipal Bonds (Cost $1,342,358)				1,404,537
Temporary Cash Investment (0.0%) †
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount
Notes(Cost $100)	0.401%	8/31/16	100	100
Total Investments (101.2%) (Cost $2,199,000)				2,697,211
Other Assets and Liabilities-Net (-1.2%)				(31,226)
Net Assets (100%)				2,665,985

* Non-income-producing security.
† The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 48.6% and -0.1%, respectively, of net assets.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2016.
2 Adjustable-rate security.
3 Securities with a value of $341,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,292,574	—	—
Tax-Exempt Municipal Bonds	—	1,404,537	—
Temporary Cash Investments	—	100	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	1,292,607	1,404,637	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	94	11,389	23
E-mini S&P 500 Index	June 2016	20	2,052	24
				47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $2,199,017,000. Net unrealized appreciation of investment securities for tax purposes was $498,194,000, consisting of unrealized gains of $505,843,000 on securities that had risen in value since their purchase and $7,649,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.8%)
* Helen of Troy Ltd.	165,519	17,163
Texas Roadhouse Inc. Class A	375,956	16,384
Monro Muffler Brake Inc.	195,643	13,983
* Pinnacle Entertainment Inc.	395,535	13,883
* Five Below Inc.	330,980	13,683
Lithia Motors Inc. Class A	148,619	12,979
* Steven Madden Ltd.	346,093	12,819
Wolverine World Wide Inc.	683,261	12,586
* Boyd Gaming Corp.	575,200	11,884
* G-III Apparel Group Ltd.	240,393	11,753
Core-Mark Holding Co. Inc.	135,200	11,027
Children's Place Inc.	128,957	10,764
* Asbury Automotive Group Inc.	179,345	10,732
Sonic Corp.	304,201	10,696
Gannett Co. Inc.	691,325	10,467
Marriott Vacations Worldwide Corp.	152,701	10,307
* Dorman Products Inc.	189,310	10,302
* Express Inc.	472,163	10,109
* Genesco Inc.	138,988	10,042
Papa John's International Inc.	183,683	9,954
* Tumi Holdings Inc.	353,886	9,491
DineEquity Inc.	101,510	9,484
Drew Industries Inc.	146,163	9,422
* Gentherm Inc.	225,401	9,374
* Meritage Homes Corp.	242,904	8,856
Group 1 Automotive Inc.	144,860	8,502
La-Z-Boy Inc.	303,218	8,108
Sturm Ruger & Co. Inc.	110,611	7,564
Caleres Inc.	258,445	7,311
* Popeyes Louisiana Kitchen Inc.	139,399	7,257
* TopBuild Corp.	230,586	6,858
* iRobot Corp.	189,603	6,693
* Select Comfort Corp.	319,326	6,192
Scholastic Corp.	163,447	6,108
Buckle Inc.	179,977	6,096
Finish Line Inc. Class A	284,534	6,004
Cato Corp. Class A	155,697	6,002
Oxford Industries Inc.	89,241	6,000
Bob Evans Farms Inc.	126,655	5,913
* Vitamin Shoppe Inc.	186,401	5,771
Tailored Brands Inc.	319,642	5,722
* Red Robin Gourmet Burgers Inc.	86,268	5,562
* Universal Electronics Inc.	88,998	5,517
Rent-A-Center Inc.	334,079	5,295
* Hibbett Sports Inc.	145,540	5,225
Ethan Allen Interiors Inc.	163,111	5,190
EW Scripps Co. Class A	331,592	5,169
* BJ's Restaurants Inc.	120,140	4,994
* Belmond Ltd. Class A	518,455	4,920

* Francesca's Holdings Corp.	254,757	4,881
Callaway Golf Co.	520,017	4,743
Barnes & Noble Inc.	382,847	4,732
* Scientific Games Corp. Class A	471,626	4,447
* Motorcar Parts of America Inc.	113,659	4,317
Sonic Automotive Inc. Class A	232,472	4,296
* Crocs Inc.	439,865	4,231
Standard Motor Products Inc.	119,782	4,150
Ruth's Hospitality Group Inc.	207,916	3,828
* Regis Corp.	250,356	3,803
Nutrisystem Inc.	180,744	3,772
Outerwall Inc.	99,205	3,670
Winnebago Industries Inc.	162,381	3,645
World Wrestling Entertainment Inc. Class A	204,167	3,606
Capella Education Co.	65,670	3,457
Interval Leisure Group Inc.	227,272	3,282
* Strayer Education Inc.	67,051	3,269
* Tuesday Morning Corp.	398,202	3,257
Fred's Inc. Class A	206,109	3,073
* M/I Homes Inc.	162,812	3,036
* MarineMax Inc.	154,293	3,004
Superior Industries International Inc.	135,222	2,986
Movado Group Inc.	103,305	2,844
* FTD Cos. Inc.	104,091	2,732
* Zumiez Inc.	136,487	2,719
* Installed Building Products Inc.	96,392	2,565
Haverty Furniture Cos. Inc.	116,320	2,461
* Vera Bradley Inc.	119,353	2,428
* Iconix Brand Group Inc.	299,270	2,409
PetMed Express Inc.	132,964	2,381
* Biglari Holdings Inc.	5,995	2,228
* Barnes & Noble Education Inc.	222,421	2,180
* Unifi Inc.	92,662	2,123
* Ruby Tuesday Inc.	383,937	2,066
Marcus Corp.	108,790	2,062
* American Public Education Inc.	95,418	1,968
Stage Stores Inc.	243,196	1,960
* Career Education Corp.	396,886	1,802
Blue Nile Inc.	66,629	1,713
Kirkland's Inc.	97,490	1,707
Arctic Cat Inc.	91,958	1,545
* Perry Ellis International Inc.	72,367	1,332
Big 5 Sporting Goods Corp.	113,460	1,260
* Monarch Casino & Resort Inc.	56,541	1,100
Universal Technical Institute Inc.	196,719	848
Stein Mart Inc.	105,959	777
Harte-Hanks Inc.	276,080	698
* VOXX International Corp. Class A	49,122	220
* Sizmek Inc.	37,212	108
* Lumber Liquidators Holdings Inc.	466	6
		567,844
Consumer Staples (2.7%)
* Darling Ingredients Inc.	1,158,828	15,262
B&G Foods Inc.	377,845	13,153
Sanderson Farms Inc.	116,787	10,532
Cal-Maine Foods Inc.	190,324	9,880
J&J Snack Foods Corp.	90,595	9,810

WD-40 Co.	88,256	9,532
Universal Corp.	140,399	7,976
SpartanNash Co.	222,535	6,745
Calavo Growers Inc.	89,477	5,105
Andersons Inc.	156,822	4,926
* Central Garden & Pet Co. Class A	243,351	3,964
Inter Parfums Inc.	98,056	3,030
Medifast Inc.	62,102	1,875
* Seneca Foods Corp. Class A	44,364	1,541
* Central Garden & Pet Co.	2,411	39
		103,370
Energy (2.6%)
* PDC Energy Inc.	318,026	18,907
* Carrizo Oil & Gas Inc.	425,302	13,150
US Silica Holdings Inc.	435,492	9,894
* SEACOR Holdings Inc.	129,930	7,075
Atwood Oceanics Inc.	716,646	6,572
Archrock Inc.	556,617	4,453
* Helix Energy Solutions Group Inc.	788,758	4,417
* TETRA Technologies Inc.	661,498	4,201
Tesco Corp.	375,588	3,234
* Matrix Service Co.	167,254	2,960
* Hornbeck Offshore Services Inc.	292,507	2,905
* REX American Resources Corp.	50,358	2,793
* Exterran Corp.	175,376	2,711
CARBO Ceramics Inc.	164,403	2,335
* Contango Oil & Gas Co.	147,026	1,733
* Northern Oil and Gas Inc.	432,633	1,726
* Basic Energy Services Inc.	417,172	1,151
* Geospace Technologies Corp.	92,888	1,146
* Gulfmark Offshore Inc.	180,649	1,115
* Bonanza Creek Energy Inc.	661,241	1,051
Gulf Island Fabrication Inc.	100,460	789
* Cloud Peak Energy Inc.	393,571	767
* Stone Energy Corp.	806,866	637
* Pioneer Energy Services Corp.	276,070	607
* Newpark Resources Inc.	130,139	562
* Rex Energy Corp.	521,717	401
* Era Group Inc.	37,294	350
* Bill Barrett Corp.	41,433	258
Bristow Group Inc.	10,342	196
* Synergy Resources Corp.	5,359	42
Tidewater Inc.	2,223	15
Green Plains Inc.	623	10
* Unit Corp.	879	8
		98,171
Financials (19.1%)
ProAssurance Corp.	356,343	18,031
Interactive Brokers Group Inc.	383,478	15,078
RLI Corp.	223,949	14,973
Home BancShares Inc.	361,095	14,787
UMB Financial Corp.	274,637	14,179
United Bankshares Inc.	378,721	13,899
Wintrust Financial Corp.	304,988	13,523
Evercore Partners Inc. Class A	261,305	13,523
MB Financial Inc.	411,813	13,363

* Texas Capital Bancshares Inc.	329,579	12,649
Selective Insurance Group Inc.	333,227	12,199
Glacier Bancorp Inc.	467,500	11,884
GEO Group Inc.	341,322	11,834
Sterling Bancorp	738,661	11,767
First Financial Bankshares Inc.	392,973	11,624
Old National Bancorp	865,692	10,553
Pinnacle Financial Partners Inc.	215,015	10,549
Acadia Realty Trust	293,930	10,326
CVB Financial Corp.	588,425	10,268
Community Bank System Inc.	264,720	10,115
Columbia Banking System Inc.	336,169	10,058
Financial Engines Inc.	318,286	10,004
Astoria Financial Corp.	597,622	9,466
Medical Properties Trust Inc.	679,907	8,825
First Midwest Bancorp Inc.	476,561	8,588
* BofI Holding Inc.	396,277	8,457
National Penn Bancshares Inc.	783,318	8,334
First Cash Financial Services Inc.	173,851	8,008
Northwest Bancshares Inc.	586,372	7,922
Horace Mann Educators Corp.	240,356	7,617
Education Realty Trust Inc.	182,255	7,582
Simmons First National Corp. Class A	167,772	7,561
NBT Bancorp Inc.	279,293	7,527
BBCN Bancorp Inc.	488,860	7,426
Westamerica Bancorporation	151,201	7,365
Talmer Bancorp Inc. Class A	403,448	7,298
DiamondRock Hospitality Co.	718,305	7,269
First Financial Bancorp	395,244	7,186
Independent Bank Corp.	152,313	7,000
United Community Banks Inc.	377,954	6,981
Kite Realty Group Trust	247,494	6,858
Boston Private Financial Holdings Inc.	587,137	6,723
PS Business Parks Inc.	66,684	6,702
* Green Dot Corp. Class A	290,856	6,681
Provident Financial Services Inc.	325,697	6,576
* PRA Group Inc.	220,128	6,470
Cousins Properties Inc.	615,435	6,388
Cash America International Inc.	164,895	6,372
CoreSite Realty Corp.	89,324	6,254
First Commonwealth Financial Corp.	696,389	6,170
EastGroup Properties Inc.	102,071	6,162
LegacyTexas Financial Group Inc.	302,535	5,945
HFF Inc. Class A	212,914	5,862
Retail Opportunity Investments Corp.	287,521	5,785
AMERISAFE Inc.	107,244	5,635
* Navigators Group Inc.	67,112	5,629
United Fire Group Inc.	125,962	5,520
S&T Bancorp Inc.	209,759	5,403
Infinity Property & Casualty Corp.	67,111	5,402
LTC Properties Inc.	118,250	5,350
Lexington Realty Trust	621,702	5,347
Employers Holdings Inc.	189,053	5,320
Stewart Information Services Corp.	145,084	5,264
Banner Corp.	123,824	5,206
* Piper Jaffray Cos.	103,314	5,120
Pennsylvania REIT	230,707	5,041

Safety Insurance Group Inc.	87,992	5,021
Wilshire Bancorp Inc.	465,162	4,791
Investment Technology Group Inc.	215,522	4,763
Chesapeake Lodging Trust	179,727	4,756
American Assets Trust Inc.	117,381	4,686
Greenhill & Co. Inc.	208,761	4,634
Sabra Health Care REIT Inc.	227,917	4,579
Tompkins Financial Corp.	71,156	4,554
Brookline Bancorp Inc.	407,597	4,488
Ameris Bancorp	149,240	4,414
* LendingTree Inc.	45,088	4,409
City Holding Co.	90,667	4,332
Southside Bancshares Inc.	161,923	4,221
Hanmi Financial Corp.	190,669	4,199
* Encore Capital Group Inc.	161,713	4,162
Central Pacific Financial Corp.	190,743	4,152
Cardinal Financial Corp.	202,232	4,115
Parkway Properties Inc.	250,421	3,922
Oritani Financial Corp.	226,111	3,837
* Walker & Dunlop Inc.	157,981	3,834
American Equity Investment Life Holding Co.	213,929	3,594
Universal Insurance Holdings Inc.	194,109	3,455
Virtus Investment Partners Inc.	43,266	3,379
Government Properties Income Trust	189,286	3,379
TrustCo Bank Corp. NY	546,060	3,309
Capstead Mortgage Corp.	324,739	3,212
OFG Bancorp	457,384	3,197
Northfield Bancorp Inc.	190,729	3,136
Summit Hotel Properties Inc.	253,880	3,039
RE/MAX Holdings Inc. Class A	87,789	3,011
Dime Community Bancshares Inc.	169,635	2,989
Four Corners Property Trust Inc.	158,173	2,839
* INTL. FCStone Inc.	94,551	2,527
* Forestar Group Inc.	190,641	2,486
Universal Health Realty Income Trust	43,691	2,458
* World Acceptance Corp.	61,480	2,331
Saul Centers Inc.	43,449	2,304
Agree Realty Corp.	54,622	2,101
CareTrust REIT Inc.	153,492	1,949
HCI Group Inc.	58,062	1,933
Bank Mutual Corp.	251,165	1,901
Urstadt Biddle Properties Inc. Class A	88,899	1,862
* First BanCorp	631,233	1,843
Banc of California Inc.	104,350	1,826
Getty Realty Corp.	92,065	1,826
United Insurance Holdings Corp.	93,003	1,787
Cedar Realty Trust Inc.	222,470	1,608
Calamos Asset Management Inc. Class A	164,285	1,395
* eHealth Inc.	145,506	1,366
Franklin Street Properties Corp.	88,545	939
* Enova International Inc.	105,021	663
* EZCORP Inc. Class A	175,916	522
* First NBC Bank Holding Co.	5,483	113
		730,931
Health Care (12.2%)
* Prestige Brands Holdings Inc.	315,597	16,850
Cantel Medical Corp.	218,257	15,575

* NuVasive Inc.	306,336	14,903
* Medicines Co.	457,618	14,539
* Medidata Solutions Inc.	372,019	14,401
* Impax Laboratories Inc.	436,523	13,977
Chemed Corp.	103,111	13,966
* Nektar Therapeutics	942,298	12,957
* Integra LifeSciences Holdings Corp.	184,874	12,453
* Masimo Corp.	274,696	11,493
* Neogen Corp.	226,957	11,427
* Ligand Pharmaceuticals Inc.	106,183	11,371
* Haemonetics Corp.	307,347	10,751
* Magellan Health Inc.	157,072	10,670
* AMN Healthcare Services Inc.	288,706	9,703
* Amedisys Inc.	189,300	9,151
* ICU Medical Inc.	87,177	9,075
* Select Medical Holdings Corp.	726,424	8,579
* Cambrex Corp.	193,440	8,511
* Air Methods Corp.	219,274	7,942
* Natus Medical Inc.	199,297	7,659
* HMS Holdings Corp.	527,737	7,573
* Surgical Care Affiliates Inc.	156,118	7,225
* Acorda Therapeutics Inc.	272,705	7,213
* ExamWorks Group Inc.	241,059	7,126
Kindred Healthcare Inc.	571,672	7,060
* Depomed Inc.	492,469	6,860
* Emergent BioSolutions Inc.	186,994	6,797
CONMED Corp.	160,720	6,741
* Affymetrix Inc.	478,929	6,710
Ensign Group Inc.	287,096	6,500
* Cynosure Inc. Class A	136,745	6,033
* Omnicell Inc.	213,535	5,951
Analogic Corp.	74,049	5,851
Abaxis Inc.	127,313	5,779
* Greatbatch Inc.	161,008	5,738
* Repligen Corp.	206,179	5,530
* Zeltiq Aesthetics Inc.	199,801	5,427
* MiMedx Group Inc.	613,306	5,360
* AMAG Pharmaceuticals Inc.	224,098	5,244
Meridian Bioscience Inc.	237,617	4,897
* Merit Medical Systems Inc.	254,477	4,705
* PharMerica Corp.	199,514	4,411
* Luminex Corp.	217,916	4,228
* Adeptus Health Inc. Class A	75,269	4,180
Quality Systems Inc.	273,776	4,172
Aceto Corp.	174,778	4,118
* Supernus Pharmaceuticals Inc.	261,502	3,988
* Inogen Inc.	88,232	3,969
* Anika Therapeutics Inc.	88,588	3,962
* Momenta Pharmaceuticals Inc.	414,128	3,827
* Providence Service Corp.	74,816	3,821
US Physical Therapy Inc.	70,308	3,496
Computer Programs & Systems Inc.	66,916	3,488
* HealthStream Inc.	140,700	3,108
* Vascular Solutions Inc.	95,490	3,106
Phibro Animal Health Corp. Class A	106,003	2,866
* LHC Group Inc.	75,927	2,700
* CorVel Corp.	67,528	2,662

* Diplomat Pharmacy Inc.	94,707	2,595
Invacare Corp.	190,106	2,504
* Enanta Pharmaceuticals Inc.	85,245	2,504
* Albany Molecular Research Inc.	157,010	2,401
* Spectrum Pharmaceuticals Inc.	352,118	2,239
* Cross Country Healthcare Inc.	188,014	2,187
* ANI Pharmaceuticals Inc.	61,579	2,073
* Sagent Pharmaceuticals Inc.	169,621	2,064
* Healthways Inc.	192,543	1,943
* AngioDynamics Inc.	145,021	1,782
Landauer Inc.	53,527	1,770
* Almost Family Inc.	46,682	1,738
CryoLife Inc.	146,200	1,572
* SurModics Inc.	77,564	1,428
* Lannett Co. Inc.	10,679	191
* HealthEquity Inc.	605	15
		467,381
Industrials (17.3%)
EMCOR Group Inc.	386,906	18,804
* Dycom Industries Inc.	252,560	16,333
Healthcare Services Group Inc.	437,215	16,094
EnerSys	274,297	15,284
* Hawaiian Holdings Inc.	308,327	14,550
Allegiant Travel Co. Class A	79,898	14,227
Hillenbrand Inc.	380,312	11,390
Tetra Tech Inc.	374,463	11,167
ABM Industries Inc.	344,889	11,143
* WageWorks Inc.	217,085	10,987
* On Assignment Inc.	295,901	10,925
* Proto Labs Inc.	140,610	10,840
Barnes Group Inc.	308,993	10,824
Applied Industrial Technologies Inc.	244,778	10,623
Mueller Industries Inc.	360,821	10,615
Universal Forest Products Inc.	121,867	10,459
Actuant Corp. Class A	416,146	10,283
UniFirst Corp.	94,220	10,281
* Moog Inc. Class A	224,681	10,263
Matson Inc.	254,948	10,241
Brink's Co.	302,902	10,175
Matthews International Corp. Class A	196,821	10,130
Knight Transportation Inc.	376,073	9,834
Watts Water Technologies Inc. Class A	175,084	9,652
John Bean Technologies Corp.	170,434	9,614
Mobile Mini Inc.	287,801	9,503
Korn/Ferry International	330,854	9,360
* Hub Group Inc. Class A	226,540	9,241
Simpson Manufacturing Co. Inc.	236,605	9,031
* Trex Co. Inc.	184,932	8,864
G&K Services Inc. Class A	119,453	8,750
Forward Air Corp.	191,640	8,685
EnPro Industries Inc.	149,035	8,596
AZZ Inc.	147,639	8,356
* Atlas Air Worldwide Holdings Inc.	189,473	8,009
Apogee Enterprises Inc.	181,051	7,946
Exponent Inc.	154,384	7,875
Brady Corp. Class A	291,468	7,823
* TASER International Inc.	396,993	7,793

Franklin Electric Co. Inc.	237,996	7,656
Kaman Corp.	174,806	7,462
Interface Inc. Class A	396,786	7,356
Essendant Inc.	228,992	7,312
Heartland Express Inc.	390,902	7,251
Comfort Systems USA Inc.	225,871	7,176
* TrueBlue Inc.	261,257	6,832
AAON Inc.	242,824	6,799
Briggs & Stratton Corp.	280,377	6,707
Albany International Corp.	176,381	6,630
SkyWest Inc.	316,993	6,337
* Aerojet Rocketdyne Holdings Inc.	385,909	6,321
Greenbrier Cos. Inc.	228,622	6,319
* American Woodmark Corp.	82,426	6,148
ESCO Technologies Inc.	153,157	5,970
Standex International Corp.	73,733	5,737
US Ecology Inc.	128,171	5,660
Tennant Co.	107,907	5,555
* Chart Industries Inc.	252,766	5,490
Cubic Corp.	134,881	5,390
Astec Industries Inc.	113,820	5,312
Lindsay Corp.	74,169	5,311
Insperity Inc.	102,484	5,302
* Gibraltar Industries Inc.	181,461	5,190
AAR Corp.	217,542	5,062
SPX Corp.	336,858	5,060
Federal Signal Corp.	362,601	4,808
* Aegion Corp. Class A	227,895	4,806
* Echo Global Logistics Inc.	171,263	4,652
Encore Wire Corp.	119,052	4,635
* Navigant Consulting Inc.	292,165	4,619
CIRCOR International Inc.	98,603	4,574
* Saia Inc.	154,483	4,349
General Cable Corp.	345,180	4,215
ArcBest Corp.	191,917	4,144
Kelly Services Inc. Class A	208,218	3,981
Griffon Corp.	246,046	3,801
Quanex Building Products Corp.	214,033	3,716
Resources Connection Inc.	235,481	3,664
* Aerovironment Inc.	114,692	3,248
* Lydall Inc.	98,718	3,210
Viad Corp.	108,672	3,169
* MYR Group Inc.	123,564	3,103
* PGT Inc.	280,582	2,761
Marten Transport Ltd.	141,946	2,657
* Engility Holdings Inc.	133,987	2,514
National Presto Industries Inc.	28,360	2,375
Heidrick & Struggles International Inc.	99,040	2,347
* Veritiv Corp.	55,908	2,083
Powell Industries Inc.	62,973	1,877
* Vicor Corp.	108,368	1,136
* Roadrunner Transportation Systems Inc.	80,818	1,007
CDI Corp.	52,959	333
* Orion Marine Group Inc.	36,528	189
* SPX FLOW Inc.	717	18
Celadon Group Inc.	1,318	14
Titan International Inc.	2,065	11

* DXP Enterprises Inc.	599	11
Harsco Corp.	1,379	8
American Science & Engineering Inc.	123	3
		663,953
Information Technology (16.9%)
Heartland Payment Systems Inc.	222,085	21,447
* ViaSat Inc.	271,275	19,933
* Take-Two Interactive Software Inc.	504,795	19,016
Blackbaud Inc.	282,560	17,770
Littelfuse Inc.	134,607	16,571
* CACI International Inc. Class A	148,257	15,819
* Cirrus Logic Inc.	411,341	14,977
Monolithic Power Systems Inc.	221,256	14,081
* Coherent Inc.	147,253	13,533
* Electronics For Imaging Inc.	290,975	12,334
MKS Instruments Inc.	326,701	12,300
* Cray Inc.	272,751	11,431
* MicroStrategy Inc. Class A	63,137	11,347
* Sanmina Corp.	480,226	11,228
* Stamps.com Inc.	98,190	10,436
* ExlService Holdings Inc.	201,148	10,419
* Rovi Corp.	495,692	10,167
* Viavi Solutions Inc.	1,473,512	10,108
* Anixter International Inc.	191,665	9,988
* Itron Inc.	233,637	9,747
* Rambus Inc.	707,507	9,728
* Cardtronics Inc.	268,338	9,657
CSG Systems International Inc.	204,028	9,214
* Synchronoss Technologies Inc.	283,020	9,153
Tessera Technologies Inc.	287,854	8,923
* Super Micro Computer Inc.	260,113	8,865
* Semtech Corp.	393,241	8,647
* LogMeIn Inc.	170,374	8,597
Power Integrations Inc.	171,524	8,518
* Advanced Energy Industries Inc.	238,890	8,311
* NETGEAR Inc.	197,559	7,975
* Plexus Corp.	197,052	7,787
* Lumentum Holdings Inc.	283,622	7,649
Ebix Inc.	183,616	7,490
* Progress Software Corp.	308,946	7,452
* Benchmark Electronics Inc.	315,031	7,261
* OSI Systems Inc.	108,574	7,111
* II-VI Inc.	322,323	6,998
Methode Electronics Inc.	237,812	6,954
* Insight Enterprises Inc.	242,306	6,940
* Bottomline Technologies de Inc.	227,498	6,936
* Sykes Enterprises Inc.	228,694	6,902
* Rogers Corp.	114,284	6,842
* QLogic Corp.	504,745	6,784
* Newport Corp.	293,364	6,747
* ScanSource Inc.	162,719	6,571
NIC Inc.	363,496	6,554
ADTRAN Inc.	309,797	6,264
* Virtusa Corp.	165,990	6,218
Badger Meter Inc.	88,355	5,876
Cabot Microelectronics Corp.	143,427	5,868
* Fabrinet	174,910	5,658

Monotype Imaging Holdings Inc.	235,740	5,639
* Rofin-Sinar Technologies Inc.	173,469	5,589
MTS Systems Corp.	91,265	5,553
* Kulicke & Soffa Industries Inc.	470,800	5,329
* Ruckus Wireless Inc.	538,748	5,285
* Veeco Instruments Inc.	268,633	5,233
* Diodes Inc.	241,920	4,863
ManTech International Corp. Class A	141,476	4,526
* Ixia	344,527	4,293
* Perficient Inc.	195,467	4,246
Brooks Automation Inc.	402,861	4,190
* CalAmp Corp.	225,969	4,052
* Interactive Intelligence Group Inc.	109,889	4,002
* Ultratech Inc.	178,248	3,893
* Mercury Systems Inc.	188,337	3,823
CTS Corp.	231,121	3,638
* Qualys Inc.	142,415	3,605
* FARO Technologies Inc.	99,282	3,198
TeleTech Holdings Inc.	110,274	3,061
* VASCO Data Security International Inc.	188,127	2,897
* ePlus Inc.	35,688	2,873
* Checkpoint Systems Inc.	278,527	2,819
Epiq Systems Inc.	186,399	2,800
* CEVA Inc.	119,434	2,687
* Rudolph Technologies Inc.	190,753	2,606
Forrester Research Inc.	75,891	2,551
* TTM Technologies Inc.	382,191	2,542
* Nanometrics Inc.	152,842	2,421
* XO Group Inc.	146,397	2,350
Comtech Telecommunications Corp.	95,892	2,241
* DTS Inc.	97,634	2,126
* Monster Worldwide Inc.	639,923	2,086
* DHI Group Inc.	255,959	2,066
Park Electrochemical Corp.	121,518	1,945
Cohu Inc.	139,012	1,651
* Tangoe Inc.	203,106	1,603
* Digi International Inc.	151,027	1,424
* LivePerson Inc.	225,072	1,317
Black Box Corp.	90,264	1,216
* DSP Group Inc.	130,508	1,190
* Exar Corp.	180,735	1,039
* Agilysys Inc.	100,816	1,029
Bel Fuse Inc. Class B	64,150	937
* Electro Scientific Industries Inc.	112,867	807
* QuinStreet Inc.	177,137	606
* Ciber Inc.	271,256	572
* Harmonic Inc.	128,741	421
* Blucora Inc.	73,145	377
* Kopin Corp.	221,079	367
* Liquidity Services Inc.	22,186	115
Daktronics Inc.	666	5
		648,806
Materials (4.6%)
HB Fuller Co.	324,434	13,772
Balchem Corp.	193,579	12,006
Kaiser Aluminum Corp.	107,866	9,119
* Headwaters Inc.	450,880	8,945

* Stillwater Mining Co.	823,967	8,775
Chemours Co.	1,214,804	8,504
Schweitzer-Mauduit International Inc.	216,585	6,818
Quaker Chemical Corp.	79,903	6,781
Neenah Paper Inc.	106,069	6,752
Innospec Inc.	146,350	6,346
* AK Steel Holding Corp.	1,516,390	6,263
Stepan Co.	113,066	6,251
* Clearwater Paper Corp.	115,479	5,602
PH Glatfelter Co.	263,943	5,471
A Schulman Inc.	185,990	5,063
KapStone Paper and Packaging Corp.	340,717	4,719
* US Concrete Inc.	77,839	4,638
Calgon Carbon Corp.	313,489	4,395
Deltic Timber Corp.	70,664	4,250
* Kraton Performance Polymers Inc.	219,342	3,795
Materion Corp.	128,987	3,416
* Century Aluminum Co.	468,739	3,305
Rayonier Advanced Materials Inc.	319,864	3,039
* Koppers Holdings Inc.	133,291	2,995
Haynes International Inc.	75,923	2,771
Tredegar Corp.	162,249	2,551
* American Vanguard Corp.	157,890	2,491
TimkenSteel Corp.	263,703	2,400
Hawkins Inc.	65,056	2,348
* LSB Industries Inc.	164,466	2,097
* Flotek Industries Inc.	253,901	1,861
Innophos Holdings Inc.	56,346	1,742
SunCoke Energy Inc.	263,268	1,711
Myers Industries Inc.	129,279	1,662
FutureFuel Corp.	133,825	1,578
Olympic Steel Inc.	67,198	1,163
* Intrepid Potash Inc.	530,204	588
* Boise Cascade Co.	15,399	319
		176,302
Other (3.9%)
2 Vanguard REIT ETF	1,800,000	150,840
* Gerber Scientific Inc. CVR	110,699	—
		150,840
Telecommunication Services (1.2%)
Cogent Communications Holdings Inc.	239,408	9,344
Consolidated Communications Holdings Inc.	289,277	7,452
* 8x8 Inc.	537,576	5,408
Atlantic Tele-Network Inc.	65,827	4,992
* Cincinnati Bell Inc.	1,250,747	4,840
* Iridium Communications Inc.	566,252	4,456
* General Communication Inc. Class A	186,790	3,422
Spok Holdings Inc.	126,792	2,220
* Lumos Networks Corp.	120,873	1,552
		43,686
Utilities (4.2%)
Piedmont Natural Gas Co. Inc.	483,625	28,935
Southwest Gas Corp.	291,290	19,182
NorthWestern Corp.	282,048	17,417
Laclede Group Inc.	249,550	16,907
ALLETE Inc.	274,905	15,414

	Avista Corp.			369,078	15,051
	South Jersey Industries Inc.			440,497	12,532
	El Paso Electric Co.			262,537	12,045
	Northwest Natural Gas Co.			172,495	9,289
	American States Water Co.			232,754	9,161
	California Water Service Group			200,824	5,366
					161,299
Total Common Stocks (Cost $2,719,551)					3,812,583
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
3	Vanguard Market Liquidity Fund	0.495%		14,826,909	14,827

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.260%	4/27/16	500	500
5	United States Treasury Bill	0.536%	6/9/16	1,000	1,000
					1,500
Total Temporary Cash Investments (Cost $16,326)					16,327
Total Investments (99.9%) (Cost $2,735,877)					3,828,910
Other Assets and Liabilities-Net (0.1%)					2,248
Net Assets (100%)					3,831,158

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,812,583	—	—
Temporary Cash Investments	14,827	1,500	—
Futures Contracts—Assets[1]	38	—	—
Total	3,827,448	1,500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	160	17,754	212

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $2,735,877,000. Net unrealized appreciation of investment securities for tax purposes was $1,093,033,000, consisting of

Tax-Managed Small-Cap Fund

unrealized gains of $1,144,892,000 on securities that had risen in value since their purchase and
$51,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (6.9%)
Commonwealth Bank of Australia	5,510,964	390,899
Westpac Banking Corp.	10,555,476	315,517
Australia & New Zealand Banking Group Ltd.	9,446,415	262,803
BHP Billiton Ltd.	10,998,355	255,648
National Australia Bank Ltd.	8,106,500	237,314
Wesfarmers Ltd.	3,834,150	128,038
CSL Ltd.	1,627,755	113,882
Woolworths Ltd.	4,203,961	94,144
Telstra Corp. Ltd.	14,764,146	70,875
Rio Tinto Ltd.	1,493,831	64,728
Woodside Petroleum Ltd.	2,455,026	64,320
Macquarie Group Ltd.	998,753	58,054
Scentre Group	17,652,573	50,148
AMP Ltd.	10,041,561	49,012
Westfield Corp.	6,622,653	47,995
Transurban Group	6,555,698	47,469
Brambles Ltd.	5,324,429	46,564
QBE Insurance Group Ltd.	4,596,690	45,438
Suncorp Group Ltd.	4,410,492	45,228
Amcor Ltd.	4,133,158	44,039
Insurance Australia Group Ltd.	7,879,410	36,474
Origin Energy Ltd.	3,710,485	31,806
Goodman Group	5,874,978	28,289
Stockland	7,906,773	27,014
* Newcrest Mining Ltd.	2,615,702	26,381
AGL Energy Ltd.	2,251,724	26,032
Aurizon Holdings Ltd.	7,033,573	25,889
APA Group	3,694,439	25,411
Caltex Australia Ltd.	926,240	24,582
Lend Lease Group	1,841,977	23,265
Ramsay Health Care Ltd.	443,414	22,639
Oil Search Ltd.	3,944,724	21,523
Sonic Healthcare Ltd.	1,358,721	21,109
GPT Group	6,060,686	21,051
ASX Ltd.	658,822	20,728
Mirvac Group	12,580,141	19,209
Orica Ltd.	1,247,397	18,942
Dexus Property Group	3,106,763	17,886
Santos Ltd.	3,269,349	17,685
James Hardie Industries plc	1,501,021	17,364
Incitec Pivot Ltd.	5,573,586	17,216
Computershare Ltd.	1,693,442	16,369
Asciano Ltd.	3,343,110	16,077
* Medibank Pvt Ltd.	8,988,220	15,852
Toll Holdings Ltd.	2,314,983	15,575
Coca-Cola Amatil Ltd.	1,840,116	15,066
Seek Ltd.	1,151,050	14,924
Novion Property Group	7,656,814	14,586
Tatts Group Ltd.	4,758,769	14,397

	Bendigo & Adelaide Bank Ltd.	1,486,000	14,160
	Sydney Airport	3,574,898	14,068
	Aristocrat Leisure Ltd.	2,143,270	13,712
	Cochlear Ltd.	195,967	13,472
	Crown Resorts Ltd.	1,298,661	13,181
	Bank of Queensland Ltd.	1,252,473	13,125
	Boral Ltd.	2,632,002	12,759
	Federation Centres	4,907,193	11,327
	Ansell Ltd.	526,158	11,014
	Challenger Ltd.	1,983,890	10,770
	Alumina Ltd.	8,396,158	10,217
	Tabcorp Holdings Ltd.	2,826,482	10,184
	Iluka Resources Ltd.	1,521,634	9,808
	Echo Entertainment Group Ltd.	2,802,747	9,615
*	Qantas Airways Ltd.	3,788,055	8,985
	Treasury Wine Estates Ltd.	2,196,751	8,535
	Healthscope Ltd.	3,668,111	8,528
^	Fortescue Metals Group Ltd.	5,515,834	8,165
	IOOF Holdings Ltd.	1,021,550	7,982
	Orora Ltd.	4,106,545	7,077
	TPG Telecom Ltd.	973,713	6,760
	REA Group Ltd.	179,305	6,568
	DuluxGroup Ltd.	1,321,892	6,431
	AusNet Services	5,667,221	6,290
	Perpetual Ltd.	149,037	6,222
	Recall Holdings Ltd.	1,057,160	6,220
	BlueScope Steel Ltd.	1,926,891	6,108
	Harvey Norman Holdings Ltd.	1,803,051	6,094
	Flight Centre Travel Group Ltd.	192,516	5,794
	Fairfax Media Ltd.	8,002,769	5,794
	ALS Ltd.	1,468,230	5,515
	Leighton Holdings Ltd.	343,988	5,512
	WorleyParsons Ltd.	756,467	5,475
^	Sims Metal Management Ltd.	578,997	5,438
	CSR Ltd.	1,720,648	5,260
	Adelaide Brighton Ltd.	1,520,035	5,233
	Downer EDI Ltd.	1,467,361	4,974
	Platinum Asset Management Ltd.	768,257	4,564
	Metcash Ltd.	3,682,351	4,333
	Macquarie Atlas Roads Group	1,393,015	3,435
	Shopping Centres Australasia Property Group	2,187,687	3,358
	OZ Minerals Ltd.	1,037,537	3,094
	Nufarm Ltd.	599,440	3,025
	Seven West Media Ltd.	2,227,455	2,263
*,^ Whitehaven Coal Ltd.		2,003,999	2,164
	GWA Group Ltd.	1,048,767	2,064
	New Hope Corp. Ltd.	857,631	1,584
*	Ten Network Holdings Ltd.	555,145	86
*	BGP Holdings PLC	7,179,555	—
			3,391,798
Austria (0.2%)
	Erste Group Bank AG	1,001,673	24,626
	ANDRITZ AG	249,219	14,880
	voestalpine AG	384,037	14,048
	OMV AG	494,238	13,558
*	IMMOFINANZ AG	3,245,400	9,558
	Vienna Insurance Group AG Wiener Versicherung Gruppe	130,846	5,794

^ Raiffeisen Bank International AG	400,249	5,562
^ Verbund AG	227,163	3,796
Telekom Austria AG	271,019	1,941
		93,763
Belgium (1.2%)
Anheuser-Busch InBev NV	2,733,184	333,903
* KBC Groep NV	943,113	58,287
Delhaize Group SA	346,731	31,150
UCB SA	417,499	30,161
Solvay SA Class A	193,173	27,923
Ageas	725,529	26,056
Groupe Bruxelles Lambert SA	265,634	22,024
Belgacom SA	479,304	16,770
Umicore SA	370,127	15,458
RTL Group SA	131,704	12,665
Colruyt SA	227,377	9,896
bpost SA	341,044	9,572
* Telenet Group Holding NV	168,975	9,298
		603,163
China (0.0%)
* Alibaba Health Information Technology Ltd.	2,074,000	1,814

Denmark (1.6%)
Novo Nordisk A/S Class B	6,675,763	356,377
Danske Bank A/S	2,696,081	71,077
AP Moeller - Maersk A/S Class B	23,061	48,203
Pandora A/S	406,025	36,967
Novozymes A/S	790,244	36,074
Vestas Wind Systems A/S	761,354	31,391
^ AP Moeller - Maersk A/S Class A	15,421	31,315
Carlsberg A/S Class B	362,735	29,910
Coloplast A/S Class B	344,627	26,035
TDC A/S	2,738,203	19,619
DSV A/S	582,833	18,114
* ISS A/S	548,744	17,296
Chr Hansen Holding A/S	294,094	13,503
* Jyske Bank A/S	242,795	10,207
Tryg A/S	80,973	9,523
* William Demant Holding A/S	82,957	7,044
* H Lundbeck A/S	202,113	4,258
		766,913
Finland (0.8%)
Nokia Oyj	12,840,770	97,909
Sampo Oyj Class A	1,611,996	81,307
Kone Oyj Class B	1,301,205	57,696
^ UPM-Kymmene Oyj	1,822,181	35,400
^ Fortum Oyj	1,525,593	31,962
Wartsila OYJ Abp	534,182	23,627
Stora Enso Oyj	1,968,245	20,238
^ Nokian Renkaat Oyj	457,273	13,628
^ Metso Oyj	459,052	13,412
^ Neste Oil Oyj	439,523	11,533
Kesko Oyj Class B	231,414	9,879
Orion Oyj Class B	341,261	9,619
		406,210

France (8.6%)
Sanofi	3,922,469	387,382
^ TOTAL SA	6,959,471	345,937
BNP Paribas SA	3,345,661	203,572
AXA SA	6,598,057	166,069
LVMH Moet Hennessy Louis Vuitton SE	858,138	151,019
Schneider Electric SE	1,893,716	147,368
Danone SA	1,909,349	128,706
Airbus Group NV	1,898,938	123,452
Societe Generale SA	2,475,248	119,511
Vivendi SA	4,400,383	109,253
Orange SA	6,170,295	99,093
GDF Suez	4,870,138	96,152
Vinci SA	1,598,903	91,352
L'Oreal SA	445,084	81,981
Air Liquide SA	628,236	80,879
Pernod Ricard SA	672,906	79,566
Essilor International SA	674,191	77,408
Air Liquide SA	545,732	70,258
Cie de Saint-Gobain	1,548,249	67,980
* L'Oreal SA Loyalty Line	368,925	67,953
Carrefour SA	2,025,377	67,662
Safran SA	956,338	66,821
Cie Generale des Etablissements Michelin	640,634	63,708
Renault SA	639,400	58,077
Publicis Groupe SA	689,084	53,168
Kering	255,235	49,827
Legrand SA	910,076	49,297
Cap Gemini SA	518,203	42,514
Valeo SA	266,066	39,685
Credit Agricole SA	2,571,513	37,789
SES SA	1,018,397	36,103
* Alcatel-Lucent	9,487,614	35,669
Accor SA	661,764	34,509
Christian Dior SE	177,613	33,430
Sodexo SA	309,584	30,195
Veolia Environnement SA	1,596,164	30,189
Dassault Systemes	435,288	29,458
Hermes International	82,337	29,072
Klepierre	590,854	29,015
Bouygues SA	644,513	25,301
Natixis SA	3,191,708	23,908
* Alstom SA	739,542	22,757
Groupe Eurotunnel SE	1,578,397	22,628
Technip SA	368,472	22,288
Zodiac Aerospace	658,160	21,776
* Peugeot SA	1,299,057	21,715
* Lafarge SA	326,764	21,243
AtoS	300,253	20,668
STMicroelectronics NV	2,169,489	20,218
Ingenico	184,211	20,205
Lafarge SA	298,791	19,425
Thales SA	348,741	19,349
Suez Environnement Co.	1,106,544	19,051
* Numericable-SFR SAS	348,941	19,045
Bureau Veritas SA	882,661	18,937
Rexel SA	994,031	18,743

	Eutelsat Communications SA	560,853	18,604
	Iliad SA	79,501	18,565
	Arkema SA	233,095	18,460
	Bollore SA	3,356,508	17,884
	Casino Guichard Perrachon SA	197,199	17,461
	Edenred	690,867	17,237
	SCOR SE	481,717	16,247
	Electricite de France SA	676,922	16,232
	Gecina SA	117,073	15,834
*	Credit Agricole SA Loyalty Line	951,298	13,979
	Societe BIC SA	92,555	13,176
	Wendel SA	104,231	12,424
	Aeroports de Paris	98,712	11,799
	Lagardere SCA	388,435	11,675
	Fonciere Des Regions	116,244	11,511
	ICADE	121,034	10,935
	CNP Assurances	565,768	9,916
	Vallourec SA	399,982	9,763
	Eurazeo SA	134,949	9,248
	JCDecaux SA	268,866	9,054
	Eiffage SA	139,199	8,285
	Imerys SA	112,102	8,225
	SEB SA	90,814	6,550
	Societe Television Francaise 1	359,030	6,339
	Remy Cointreau SA	80,515	5,930
	Ipsen SA	116,700	5,522
*	Electricite de France SA Loyalty Line	229,038	5,492
	Euler Hermes Group	45,052	4,791
	BioMerieux	48,572	4,707
*,^ Air France-KLM		505,786	4,447
			4,208,628
Germany (8.6%)
	Bayer AG	2,833,964	424,009
^	Daimler AG	3,273,471	314,369
	BASF SE	3,162,503	313,076
	Siemens AG	2,837,416	306,880
	Allianz SE	1,560,163	270,872
	SAP SE	3,063,093	221,394
	Deutsche Telekom AG	10,680,238	195,347
	Deutsche Bank AG	4,728,075	163,866
	Volkswagen AG Preference Shares	525,530	139,373
	Bayerische Motoren Werke AG	1,112,612	138,560
	Linde AG	633,957	128,916
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	520,213	111,785
	Deutsche Post AG	3,254,920	101,407
	E.ON SE	6,354,733	94,489
	Continental AG	370,085	87,154
	Fresenius SE & Co. KGaA	1,343,486	80,095
	Henkel AG & Co. KGaA Preference Shares	594,937	69,883
	Fresenius Medical Care AG & Co. KGaA	723,525	60,141
	adidas AG	715,746	56,518
	Deutsche Boerse AG	630,813	51,480
	Porsche Automobil Holding SE Preference Shares	524,864	51,400
	Merck KGaA	442,629	49,538
	Infineon Technologies AG	3,853,159	45,841
*	Commerzbank AG	3,237,442	44,487
	RWE AG	1,657,311	42,195

Henkel AG & Co. KGaA	399,836	41,261
HeidelbergCement AG	481,953	38,114
ThyssenKrupp AG	1,454,979	38,092
ProSiebenSat.1 Media AG	730,275	35,720
Brenntag AG	529,987	31,664
^ Beiersdorf AG	341,578	29,618
GEA Group AG	607,117	29,185
HUGO BOSS AG	219,528	26,671
Symrise AG	416,919	26,288
Volkswagen AG	100,954	25,958
Deutsche Wohnen AG	1,008,615	25,797
K&S AG	656,645	21,395
Hannover Rueck SE	206,856	21,376
* QIAGEN NV	795,319	19,958
United Internet AG	405,125	18,388
MTU Aero Engines AG	173,945	17,041
LANXESS AG	313,425	16,670
Wirecard AG	390,916	16,475
METRO AG	455,364	15,432
TUI AG	847,620	14,871
OSRAM Licht AG	291,037	14,407
MAN SE	120,441	12,679
Deutsche Lufthansa AG	794,358	11,123
TUI AG	619,859	10,857
Evonik Industries AG	302,734	10,777
Telefonica Deutschland Holding AG	1,824,139	10,490
Fuchs Petrolub SE Preference Shares	240,059	9,575
* Kabel Deutschland Holding AG	72,890	9,462
Axel Springer SE	141,923	8,377
Fraport AG Frankfurt Airport Services Worldwide	126,847	7,577
HOCHTIEF AG	88,250	6,678
*,^,2 Zalando SE	266,475	6,663
Wacker Chemie AG	50,709	5,853
Fielmann AG	85,825	5,735
Celesio AG	158,329	4,676
FUCHS PETROLUB SE	113,843	4,085
Talanx AG	127,972	4,008
^ Suedzucker AG	288,453	3,522
Puma SE	9,329	1,730
		4,221,323
Greece (0.1%)
* Hellenic Telecommunications Organization SA	832,669	7,375
OPAP SA	717,372	6,696
* National Bank of Greece SA	4,150,029	4,958
* Alpha Bank AE	13,100,832	3,881
* Piraeus Bank SA	7,027,522	2,712
* National Bank of Greece SA ADR	1,018,918	1,304
		26,926
Hong Kong (3.5%)
AIA Group Ltd.	41,279,409	259,172
Hong Kong Exchanges and Clearing Ltd.	3,943,197	96,657
Hutchison Whampoa Ltd.	6,867,942	95,196
* CK Hutchison Holdings Ltd.	4,517,779	92,301
Sun Hung Kai Properties Ltd.	5,272,019	81,292
Jardine Matheson Holdings Ltd.	814,647	51,479
Hong Kong & China Gas Co. Ltd.	21,274,015	49,261

	Link REIT	7,822,831	48,260
	Hang Seng Bank Ltd.	2,626,641	47,539
	Power Assets Holdings Ltd.	4,539,522	46,339
	CLP Holdings Ltd.	5,284,352	46,186
	BOC Hong Kong Holdings Ltd.	12,328,135	43,968
	Sands China Ltd.	8,274,810	34,218
	Wharf Holdings Ltd.	4,658,188	32,518
	Galaxy Entertainment Group Ltd.	7,151,901	32,472
	Hongkong Land Holdings Ltd.	4,029,300	30,424
	Swire Pacific Ltd. Class A	2,174,686	29,603
	Jardine Strategic Holdings Ltd.	768,864	26,857
	China Mengniu Dairy Co. Ltd.	4,645,310	24,744
	Want Want China Holdings Ltd.	22,660,000	24,114
	MTR Corp. Ltd.	4,760,344	22,642
*	Goldin Financial Holdings Ltd.	7,130,000	22,532
	Henderson Land Development Co. Ltd.	3,193,398	22,434
	Hang Lung Properties Ltd.	7,683,415	21,587
	New World Development Co. Ltd.	18,292,636	21,207
	Li & Fung Ltd.	19,762,934	19,299
	Bank of East Asia Ltd.	4,586,829	18,272
	Cheung Kong Infrastructure Holdings Ltd.	2,053,598	17,638
	Sino Land Co. Ltd.	10,178,628	16,598
	Samsonite International SA	4,392,900	15,286
	AAC Technologies Holdings Inc.	2,418,431	14,931
	Techtronic Industries Co. Ltd.	4,318,500	14,559
	Wheelock & Co. Ltd.	2,797,132	14,294
	Tingyi Cayman Islands Holding Corp.	6,516,541	14,030
	Swire Properties Ltd.	4,029,010	13,086
^	Prada SPA	1,755,300	10,646
	Yue Yuen Industrial Holdings Ltd.	2,841,359	10,054
	Hysan Development Co. Ltd.	2,160,359	9,470
	ASM Pacific Technology Ltd.	815,137	8,484
	SJM Holdings Ltd.	6,280,240	8,202
	PCCW Ltd.	13,362,497	8,165
	Cathay Pacific Airways Ltd.	3,483,517	8,061
	First Pacific Co. Ltd.	7,990,697	7,972
	VTech Holdings Ltd.	543,100	7,739
*	Semiconductor Manufacturing International Corp.	79,560,000	7,728
	Wynn Macau Ltd.	3,546,336	7,664
	NWS Holdings Ltd.	4,588,818	7,643
	Kerry Properties Ltd.	2,190,729	7,605
	Melco Crown Entertainment Ltd. ADR	344,300	7,389
	Hopewell Holdings Ltd.	1,854,101	6,958
	Esprit Holdings Ltd.	6,588,603	6,684
^	Sun Art Retail Group Ltd.	7,536,804	6,565
	Television Broadcasts Ltd.	989,100	6,111
*,2 WH Group Ltd.		10,649,831	6,049
	New World China Land Ltd.	8,798,000	5,627
	Shangri-La Asia Ltd.	3,659,254	5,025
*	Melco Crown Entertainment Ltd.	694,200	4,965
	MGM China Holdings Ltd.	2,600,051	4,885
	Huabao International Holdings Ltd.	6,542,000	4,864
^	Melco International Development Ltd.	2,738,000	4,607
	Johnson Electric Holdings Ltd.	1,224,625	4,296
	L'Occitane International SA	1,507,000	4,294
	Orient Overseas International Ltd.	684,731	4,180
^	Chow Tai Fook Jewellery Group Ltd.	3,747,400	4,041

*	FIH Mobile Ltd.	7,621,001	4,038
	Xinyi Glass Holdings Ltd.	6,420,000	3,961
	Cafe de Coral Holdings Ltd.	1,106,000	3,959
*	Global Brands Group Holding Ltd.	19,718,934	3,856
	Champion REIT	7,909,400	3,765
*	United Co. RUSAL plc	5,714,000	3,561
*,^ Brightoil Petroleum Holdings Ltd.		10,104,000	3,426
	Hang Lung Group Ltd.	706,624	3,227
	Dah Sing Financial Holdings Ltd.	513,520	3,034
	Great Eagle Holdings Ltd.	860,400	3,030
	Shun Tak Holdings Ltd.	6,226,000	3,008
	Uni-President China Holdings Ltd.	4,449,200	2,946
	China Travel International Investment Hong Kong Ltd.	8,986,800	2,926
	Lifestyle International Holdings Ltd.	1,595,500	2,843
	Kerry Logistics Network Ltd.	1,868,614	2,748
	Shui On Land Ltd.	11,582,500	2,734
	Shougang Fushan Resources Group Ltd.	12,316,000	2,509
^	Xinyi Solar Holdings Ltd.	7,682,000	2,381
	Dah Sing Banking Group Ltd.	1,256,085	2,176
^	Towngas China Co. Ltd.	2,322,150	2,124
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,310,000	1,996
	Texwinca Holdings Ltd.	2,090,000	1,912
*,^ Macau Legend Development Ltd.		5,411,034	1,869
^	SA Sa International Holdings Ltd.	3,350,301	1,638
	Hopewell Highway Infrastructure Ltd.	3,154,405	1,501
	Kowloon Development Co. Ltd.	1,168,000	1,355
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		13,131,000	1,143
*	China Oceanwide Holdings Ltd.	8,812,000	1,122
	Parkson Retail Group Ltd.	4,763,000	1,032
			1,732,788
Ireland (0.3%)
*	Bank of Ireland	94,271,894	35,970
	Kerry Group plc Class A	498,791	33,529
	Smurfit Kappa Group plc	785,745	22,079
	Ryanair Holdings plc ADR	319,202	21,313
	Ryanair Holdings plc	494,551	5,904
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			118,795
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,249,167	203,064
	Bank Hapoalim BM	3,375,635	16,231
*	Bank Leumi Le-Israel BM	4,281,305	15,876
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,591,523	12,274
	NICE-Systems Ltd.	184,645	11,270
	Israel Chemicals Ltd.	1,519,811	10,794
*	Israel Discount Bank Ltd. Class A	3,586,135	6,055
	Elbit Systems Ltd.	81,485	5,862
	Azrieli Group	124,581	5,125
	Frutarom Industries Ltd.	122,614	4,584
	Delek Group Ltd.	15,841	4,077
*	Mizrahi Tefahot Bank Ltd.	390,077	3,958
	Gazit-Globe Ltd.	298,257	3,684
	Israel Corp. Ltd.	7,867	2,740
	Osem Investments Ltd.	133,283	2,665
	Paz Oil Co. Ltd.	16,393	2,395
	Harel Insurance Investments & Financial Services Ltd.	377,703	1,756

	Melisron Ltd.	44,987	1,709
*	Strauss Group Ltd.	107,775	1,685
	Shikun & Binui Ltd.	684,665	1,516
*	Oil Refineries Ltd.	3,549,380	1,247
	Delek Automotive Systems Ltd.	96,945	1,140
*	Kenon Holdings Ltd.	54,047	1,046
*	Clal Insurance Enterprises Holdings Ltd.	67,125	1,014
	First International Bank Of Israel Ltd.	67,971	934
	Migdal Insurance & Financial Holding Ltd.	705,183	873
*	Cellcom Israel Ltd. (Registered)	172,653	833
*	Partner Communications Co. Ltd.	298,599	828
			325,235
Italy (2.2%)
	Eni SPA	8,441,248	146,103
	Intesa Sanpaolo SPA (Registered)	41,251,784	140,010
	UniCredit SPA	16,495,459	111,861
	Enel SPA	23,522,645	106,263
	Assicurazioni Generali SPA	4,320,109	84,943
*	Fiat Chrysler Automobiles NV	2,994,667	48,616
*	Telecom Italia SPA (Registered)	35,705,331	41,808
	Luxottica Group SPA	601,511	38,097
	Snam SPA	7,428,620	36,060
	Atlantia SPA	1,361,387	35,751
	CNH Industrial NV	3,145,067	25,775
	Unione di Banche Italiane SCpA	2,965,967	23,132
*	Tenaris SA	1,627,723	22,818
	Terna Rete Elettrica Nazionale SPA	4,897,697	21,567
	Telecom Italia SPA (Bearer)	20,722,104	19,485
*	Banco Popolare SC	1,233,922	19,209
	Pirelli & C. SPA	1,139,789	18,867
	Mediobanca SPA	1,878,516	17,973
*	Finmeccanica SPA	1,306,468	15,519
	EXOR SPA	333,398	15,123
	Prysmian SPA	705,457	14,539
*	Mediaset SPA	2,570,618	11,701
^	Banca Monte dei Paschi di Siena SPA	14,986,314	9,946
	Enel Green Power SPA	5,330,167	9,939
*,^ Saipem SPA		854,006	8,687
	UnipolSai SPA	2,799,484	8,146
	Mediolanum SPA	873,441	7,044
	Davide Campari-Milano SPA	962,146	6,712
	Salvatore Ferragamo SPA	160,929	5,149
^	GTECH SPA	223,797	4,433
	UnipolSai SPA	1,295,244	3,794
	Parmalat SPA	1,052,292	2,812
			1,081,882
Japan (22.5%)
	Toyota Motor Corp.	9,078,248	633,696
	Mitsubishi UFJ Financial Group Inc.	48,462,875	300,151
	Honda Motor Co. Ltd.	6,142,182	200,499
	SoftBank Corp.	3,226,391	187,903
	Sumitomo Mitsui Financial Group Inc.	4,603,413	176,332
	FANUC Corp.	670,253	146,325
	Mizuho Financial Group Inc.	82,006,793	144,125
	KDDI Corp.	6,359,730	143,682
	Takeda Pharmaceutical Co. Ltd.	2,650,716	132,318

Canon Inc.	3,558,656	125,910
Astellas Pharma Inc.	7,569,690	124,029
Central Japan Railway Co.	648,639	117,222
Japan Tobacco Inc.	3,612,396	114,205
Seven & i Holdings Co. Ltd.	2,671,889	112,282
Hitachi Ltd.	15,896,335	108,570
* Sony Corp.	3,934,680	105,228
East Japan Railway Co.	1,300,274	104,196
Mitsubishi Estate Co. Ltd.	4,338,585	100,620
Mitsubishi Corp.	4,844,095	97,336
Panasonic Corp.	7,290,662	95,741
Mitsui Fudosan Co. Ltd.	3,249,115	95,420
Murata Manufacturing Co. Ltd.	687,228	94,383
Tokio Marine Holdings Inc.	2,445,583	92,313
Shin-Etsu Chemical Co. Ltd.	1,411,923	92,182
Bridgestone Corp.	2,285,411	91,508
Kao Corp.	1,803,796	90,071
Nissan Motor Co. Ltd.	8,697,144	88,455
Keyence Corp.	156,683	85,501
Mitsubishi Electric Corp.	6,771,924	80,393
Mitsui & Co. Ltd.	5,923,871	79,334
Denso Corp.	1,634,060	74,489
Nippon Steel & Sumitomo Metal Corp.	28,994,576	72,904
Fuji Heavy Industries Ltd.	2,147,472	71,288
Nomura Holdings Inc.	12,029,921	70,659
Fast Retailing Co. Ltd.	182,055	70,393
Nippon Telegraph & Telephone Corp.	1,138,945	70,308
Kubota Corp.	4,285,706	67,709
Eisai Co. Ltd.	945,939	67,283
Komatsu Ltd.	3,264,779	63,998
SMC Corp.	212,702	63,335
ORIX Corp.	4,442,500	62,422
Daikin Industries Ltd.	914,276	61,123
Kyocera Corp.	1,109,110	60,616
Mitsubishi Heavy Industries Ltd.	10,985,463	60,445
NTT DOCOMO Inc.	3,405,184	59,509
ITOCHU Corp.	5,409,137	58,537
Hoya Corp.	1,451,236	58,099
Dai-ichi Life Insurance Co. Ltd.	3,871,600	56,158
FUJIFILM Holdings Corp.	1,570,073	55,858
Oriental Land Co. Ltd.	724,188	54,834
Toshiba Corp.	13,075,301	54,786
Sumitomo Mitsui Trust Holdings Inc.	13,111,076	54,464
Sumitomo Realty & Development Co. Ltd.	1,489,257	53,615
Nintendo Co. Ltd.	364,677	53,507
Nidec Corp.	788,730	52,357
MS&AD Insurance Group Holdings Inc.	1,863,008	52,157
Tokyo Gas Co. Ltd.	8,108,033	50,973
Secom Co. Ltd.	708,948	47,287
Daiwa Securities Group Inc.	6,000,789	47,238
Rakuten Inc.	2,657,500	46,794
Toray Industries Inc.	5,308,923	44,436
Asahi Group Holdings Ltd.	1,376,946	43,661
Daiwa House Industry Co. Ltd.	2,214,432	43,647
Asahi Kasei Corp.	4,565,681	43,601
Suzuki Motor Corp.	1,433,687	43,060
Ajinomoto Co. Inc.	1,928,753	42,314

Fujitsu Ltd.	6,103,221	41,622
Otsuka Holdings Co. Ltd.	1,319,549	41,280
Sompo Japan Nipponkoa Holdings Inc.	1,324,252	41,169
Sumitomo Corp.	3,849,524	41,078
Tokyo Electron Ltd.	588,569	40,825
Shimano Inc.	270,149	40,145
Kirin Holdings Co. Ltd.	3,038,925	39,859
JFE Holdings Inc.	1,763,411	38,924
* Olympus Corp.	1,021,177	37,861
Daiichi Sankyo Co. Ltd.	2,382,197	37,855
Nitto Denko Corp.	566,370	37,819
Mazda Motor Corp.	1,823,691	36,951
Shionogi & Co. Ltd.	1,096,593	36,506
Ono Pharmaceutical Co. Ltd.	318,621	35,954
Inpex Corp.	3,159,000	34,808
Sumitomo Electric Industries Ltd.	2,625,179	34,412
West Japan Railway Co.	651,426	34,155
Toyota Industries Corp.	581,288	33,248
Marubeni Corp.	5,714,513	33,038
Dentsu Inc.	771,678	33,011
Resona Holdings Inc.	6,471,522	32,117
JX Holdings Inc.	8,301,107	31,940
Unicharm Corp.	1,214,378	31,792
T&D Holdings Inc.	2,258,611	31,025
Omron Corp.	685,158	30,866
Yamato Holdings Co. Ltd.	1,314,651	30,301
TDK Corp.	422,207	29,895
Terumo Corp.	1,133,764	29,867
MEIJI Holdings Co. Ltd.	243,309	29,637
Daito Trust Construction Co. Ltd.	262,280	29,288
Sysmex Corp.	526,868	29,213
Chubu Electric Power Co. Inc.	2,435,736	29,044
Osaka Gas Co. Ltd.	6,777,152	28,341
Sekisui House Ltd.	1,950,373	28,320
Japan Exchange Group Inc.	941,053	27,246
Sumitomo Chemical Co. Ltd.	5,280,827	27,104
Aeon Co. Ltd.	2,447,532	26,848
Kawasaki Heavy Industries Ltd.	5,294,737	26,712
Hankyu Hanshin Holdings Inc.	4,319,788	26,685
Isuzu Motors Ltd.	2,008,356	26,646
Mitsubishi Chemical Holdings Corp.	4,532,215	26,310
NEC Corp.	8,883,784	26,095
Yakult Honsha Co. Ltd.	374,325	26,076
Ricoh Co. Ltd.	2,388,226	25,968
* Kansai Electric Power Co. Inc.	2,659,759	25,350
Bank of Yokohama Ltd.	4,283,925	25,089
Sumitomo Metal Mining Co. Ltd.	1,697,113	24,805
Tokyu Corp.	3,988,264	24,675
Aisin Seiki Co. Ltd.	677,166	24,551
Chugai Pharmaceutical Co. Ltd.	764,213	24,119
Shiseido Co. Ltd.	1,345,824	23,875
NSK Ltd.	1,630,670	23,801
Asahi Glass Co. Ltd.	3,530,374	23,124
Yamaha Motor Co. Ltd.	958,261	23,085
LIXIL Group Corp.	975,449	23,085
IHI Corp.	4,889,725	22,863
Nippon Paint Holdings Co. Ltd.	621,700	22,727

Kintetsu Corp.	6,101,588	22,386
Makita Corp.	431,753	22,374
Rohm Co. Ltd.	327,236	22,361
Odakyu Electric Railway Co. Ltd.	2,141,360	21,810
Dai Nippon Printing Co. Ltd.	2,135,888	20,746
Kikkoman Corp.	653,537	20,723
Isetan Mitsukoshi Holdings Ltd.	1,245,062	20,572
Taisei Corp.	3,633,231	20,507
Toyota Tsusho Corp.	773,843	20,474
NGK Insulators Ltd.	960,548	20,466
* Tokyo Electric Power Co. Inc.	5,337,314	20,201
Santen Pharmaceutical Co. Ltd.	1,372,270	20,016
Shizuoka Bank Ltd.	1,987,033	19,818
Mitsubishi Motors Corp.	2,124,126	19,153
Sekisui Chemical Co. Ltd.	1,467,612	19,042
Minebea Co. Ltd.	1,207,000	18,984
Yahoo Japan Corp.	4,586,900	18,920
NTT Data Corp.	433,200	18,815
Suntory Beverage & Food Ltd.	434,818	18,619
Tohoku Electric Power Co. Inc.	1,638,366	18,609
Kobe Steel Ltd.	10,087,055	18,605
Recruit Holdings Co. Ltd.	591,812	18,465
NGK Spark Plug Co. Ltd.	686,645	18,432
Chiba Bank Ltd.	2,456,281	18,002
Nitori Holdings Co. Ltd.	262,414	17,764
Asics Corp.	638,678	17,380
Nippon Express Co. Ltd.	3,087,159	17,249
Electric Power Development Co. Ltd.	504,104	16,982
Seiko Epson Corp.	957,400	16,957
Tobu Railway Co. Ltd.	3,475,173	16,464
Keio Corp.	2,075,923	16,259
Kuraray Co. Ltd.	1,198,184	16,223
Nikon Corp.	1,208,033	16,198
Konica Minolta Inc.	1,596,613	16,181
TOTO Ltd.	1,089,179	16,173
Nippon Yusen KK	5,547,399	15,958
Don Quijote Holdings Co. Ltd.	195,208	15,868
Lawson Inc.	225,232	15,613
* Kyushu Electric Power Co. Inc.	1,592,286	15,427
NH Foods Ltd.	667,536	15,382
Fukuoka Financial Group Inc.	2,952,998	15,186
Shimizu Corp.	2,242,359	15,160
JGC Corp.	759,766	15,087
Obayashi Corp.	2,323,751	15,063
^ Casio Computer Co. Ltd.	790,502	14,973
Toppan Printing Co. Ltd.	1,941,365	14,934
Hirose Electric Co. Ltd.	113,522	14,616
Kansai Paint Co. Ltd.	800,187	14,563
Mitsubishi Materials Corp.	4,316,591	14,505
Hamamatsu Photonics KK	477,662	14,398
Alps Electric Co. Ltd.	592,500	14,267
Aozora Bank Ltd.	4,018,871	14,245
Chugoku Electric Power Co. Inc.	1,071,355	13,965
Brother Industries Ltd.	868,583	13,800
Suruga Bank Ltd.	658,941	13,684
J Front Retailing Co. Ltd.	869,683	13,653
Keikyu Corp.	1,707,142	13,645

Kajima Corp.	2,941,891	13,639
Oji Holdings Corp.	3,252,780	13,309
Nissin Foods Holdings Co. Ltd.	270,563	13,297
Bank of Kyoto Ltd.	1,267,314	13,283
Mitsubishi Tanabe Pharma Corp.	771,623	13,238
Hino Motors Ltd.	922,011	13,119
Mitsui OSK Lines Ltd.	3,852,445	13,066
Bandai Namco Holdings Inc.	670,307	13,047
Daicel Corp.	1,090,589	12,999
M3 Inc.	611,100	12,964
Koito Manufacturing Co. Ltd.	426,856	12,835
Nomura Research Institute Ltd.	339,428	12,752
Yaskawa Electric Corp.	866,378	12,661
USS Co. Ltd.	732,050	12,650
Sumitomo Heavy Industries Ltd.	1,930,770	12,636
Seibu Holdings Inc.	488,946	12,630
Taiheiyo Cement Corp.	4,124,623	12,594
Nabtesco Corp.	425,670	12,297
Keisei Electric Railway Co. Ltd.	988,312	12,266
Kyowa Hakko Kirin Co. Ltd.	935,377	12,192
Amada Co. Ltd.	1,255,643	12,093
JTEKT Corp.	774,479	12,075
Joyo Bank Ltd.	2,341,544	12,034
MISUMI Group Inc.	298,400	12,026
Japan Airport Terminal Co. Ltd.	198,800	12,023
Nagoya Railroad Co. Ltd.	3,003,000	11,991
Taisho Pharmaceutical Holdings Co. Ltd.	161,218	11,979
Stanley Electric Co. Ltd.	529,432	11,951
Tokyu Fudosan Holdings Corp.	1,736,271	11,842
Trend Micro Inc.	359,355	11,841
Ryohin Keikaku Co. Ltd.	81,500	11,835
Toyo Suisan Kaisha Ltd.	335,871	11,817
NOK Corp.	387,594	11,654
JSR Corp.	672,964	11,654
Japan Airlines Co. Ltd.	373,264	11,611
Hisamitsu Pharmaceutical Co. Inc.	281,733	11,571
Iyo Bank Ltd.	960,437	11,390
Hulic Co. Ltd.	1,013,181	11,384
Sumitomo Rubber Industries Ltd.	608,698	11,220
Teijin Ltd.	3,285,082	11,146
Seven Bank Ltd.	2,249,349	11,091
Daihatsu Motor Co. Ltd.	718,804	10,995
Hokuhoku Financial Group Inc.	4,900,652	10,924
Calbee Inc.	251,264	10,908
Gunma Bank Ltd.	1,612,958	10,896
Shinsei Bank Ltd.	5,476,028	10,888
ANA Holdings Inc.	4,024,965	10,776
Nisshin Seifun Group Inc.	912,883	10,745
Hiroshima Bank Ltd.	1,992,302	10,737
Keihan Electric Railway Co. Ltd.	1,753,000	10,668
*,^ Sharp Corp.	5,443,910	10,663
Air Water Inc.	588,733	10,513
Pigeon Corp.	124,500	10,462
Yamaha Corp.	597,790	10,439
THK Co. Ltd.	410,415	10,429
Nissan Chemical Industries Ltd.	502,800	10,390
Tokyo Tatemono Co. Ltd.	1,417,000	10,381

Shimadzu Corp.	932,050	10,380
Tosoh Corp.	2,046,000	10,306
Toho Gas Co. Ltd.	1,764,095	10,283
Marui Group Co. Ltd.	902,096	10,222
Mitsui Chemicals Inc.	3,168,133	10,160
Hachijuni Bank Ltd.	1,416,629	9,989
Hitachi Metals Ltd.	651,350	9,983
Rinnai Corp.	134,280	9,952
Toho Co. Ltd.	405,200	9,907
Credit Saison Co. Ltd.	548,577	9,841
Obic Co. Ltd.	231,100	9,800
Mabuchi Motor Co. Ltd.	185,016	9,788
^ Yamada Denki Co. Ltd.	2,362,320	9,728
Kurita Water Industries Ltd.	401,757	9,706
Fuji Electric Co. Ltd.	2,051,559	9,679
Yamaguchi Financial Group Inc.	836,631	9,616
AEON Financial Service Co. Ltd.	379,420	9,571
Sony Financial Holdings Inc.	593,629	9,549
Takashimaya Co. Ltd.	971,838	9,547
Kewpie Corp.	388,200	9,446
NTN Corp.	1,780,000	9,414
CyberAgent Inc.	163,500	9,365
Alfresa Holdings Corp.	662,388	9,334
Citizen Holdings Co. Ltd.	1,214,582	9,309
Haseko Corp.	952,100	9,274
Tsuruha Holdings Inc.	120,600	9,232
Miraca Holdings Inc.	200,497	9,217
Sega Sammy Holdings Inc.	630,198	9,182
Chugoku Bank Ltd.	613,878	9,166
Hakuhodo DY Holdings Inc.	846,270	8,997
FamilyMart Co. Ltd.	213,426	8,942
Yamazaki Baking Co. Ltd.	496,007	8,937
Taiyo Nippon Sanso Corp.	651,000	8,859
Hoshizaki Electric Co. Ltd.	134,900	8,760
Suzuken Co. Ltd.	287,236	8,755
SBI Holdings Inc.	723,029	8,753
Shimamura Co. Ltd.	93,660	8,675
Toyo Seikan Group Holdings Ltd.	588,081	8,602
Benesse Holdings Inc.	271,150	8,530
Zenkoku Hosho Co. Ltd.	227,700	8,530
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,720,460	8,502
Hokuriku Electric Power Co.	639,132	8,457
TonenGeneral Sekiyu KK	976,576	8,422
Yokogawa Electric Corp.	777,467	8,376
Disco Corp.	82,000	8,367
Kawasaki Kisen Kaisha Ltd.	3,110,055	8,351
DIC Corp.	2,816,000	8,187
Kaneka Corp.	1,155,752	8,126
Kobayashi Pharmaceutical Co. Ltd.	113,300	8,108
Nippon Shokubai Co. Ltd.	553,000	8,094
MediPal Holdings Corp.	618,894	8,067
Yokohama Rubber Co. Ltd.	776,000	7,999
Aeon Mall Co. Ltd.	400,255	7,926
Sohgo Security Services Co. Ltd.	232,000	7,895
Mitsubishi Logistics Corp.	502,575	7,822
Nippon Shinyaku Co. Ltd.	213,000	7,743
Nankai Electric Railway Co. Ltd.	1,852,000	7,651

Nippon Kayaku Co. Ltd.	605,000	7,575
Sugi Holdings Co. Ltd.	153,000	7,567
Kakaku.com Inc.	454,700	7,545
Hitachi Chemical Co. Ltd.	352,698	7,531
Kamigumi Co. Ltd.	793,413	7,490
Otsuka Corp.	174,578	7,440
Nihon Kohden Corp.	271,400	7,382
Nomura Real Estate Holdings Inc.	408,076	7,349
Dena Co. Ltd.	374,975	7,340
Advantest Corp.	577,317	7,279
Sawai Pharmaceutical Co. Ltd.	122,500	7,254
Mitsubishi Gas Chemical Co. Inc.	1,460,445	7,187
Park24 Co. Ltd.	351,217	7,186
Nishi-Nippon City Bank Ltd.	2,478,195	7,183
Sojitz Corp.	4,264,682	7,129
Ezaki Glico Co. Ltd.	176,200	7,123
Kaken Pharmaceutical Co. Ltd.	246,000	7,112
77 Bank Ltd.	1,252,000	7,085
Sotetsu Holdings Inc.	1,505,000	6,971
Dowa Holdings Co. Ltd.	813,000	6,944
Nippon Electric Glass Co. Ltd.	1,407,486	6,879
Iida Group Holdings Co. Ltd.	550,600	6,850
Azbil Corp.	248,000	6,716
Hitachi High-Technologies Corp.	220,604	6,714
Ibiden Co. Ltd.	395,712	6,671
NHK Spring Co. Ltd.	632,045	6,575
Ebara Corp.	1,547,000	6,513
Showa Denko KK	5,102,002	6,497
Sumitomo Dainippon Pharma Co. Ltd.	547,975	6,490
* Shikoku Electric Power Co. Inc.	526,446	6,479
Tokai Tokyo Financial Holdings Inc.	830,500	6,398
Sankyo Co. Ltd.	179,582	6,378
Topcon Corp.	258,600	6,335
Hitachi Construction Machinery Co. Ltd.	358,752	6,262
Konami Corp.	330,659	6,186
Denki Kagaku Kogyo KK	1,560,633	6,148
Toyo Tire & Rubber Co. Ltd.	341,800	6,141
Sundrug Co. Ltd.	117,400	6,094
Aoyama Trading Co. Ltd.	184,200	6,014
Idemitsu Kosan Co. Ltd.	343,476	5,982
Showa Shell Sekiyu KK	654,922	5,982
GS Yuasa Corp.	1,322,439	5,951
Nishi-Nippon Railroad Co. Ltd.	1,296,000	5,937
Sumco Corp.	350,996	5,878
Kose Corp.	105,600	5,824
Seino Holdings Co. Ltd.	530,300	5,755
DMG Mori Seiki Co. Ltd.	375,100	5,747
Sanwa Holdings Corp.	772,800	5,733
Tsumura & Co.	231,569	5,719
Resorttrust Inc.	218,100	5,683
^ Sanrio Co. Ltd.	212,441	5,675
Ube Industries Ltd.	3,606,176	5,642
Toyoda Gosei Co. Ltd.	252,612	5,639
Nichirei Corp.	1,006,000	5,636
Japan Aviation Electronics Industry Ltd.	233,000	5,626
Taiyo Yuden Co. Ltd.	385,600	5,623
Glory Ltd.	201,200	5,603

	H2O Retailing Corp.	295,600	5,563
	SCREEN Holdings Co. Ltd.	726,000	5,492
	Square Enix Holdings Co. Ltd.	255,300	5,463
	Daido Steel Co. Ltd.	1,213,580	5,432
	Nagase & Co. Ltd.	415,200	5,427
	Nippon Paper Industries Co. Ltd.	360,610	5,419
	Ushio Inc.	437,155	5,419
	Lion Corp.	887,000	5,399
	Tadano Ltd.	401,000	5,385
	Maruichi Steel Tube Ltd.	227,352	5,381
	House Foods Group Inc.	252,100	5,283
	Temp Holdings Co. Ltd.	152,400	5,258
	Okasan Securities Group Inc.	661,516	5,249
	Nifco Inc.	150,200	5,178
	Japan Steel Works Ltd.	1,225,538	5,152
	Izumi Co. Ltd.	140,300	5,134
	Keiyo Bank Ltd.	885,000	5,123
	Chiyoda Corp.	596,364	5,095
	OKUMA Corp.	543,000	5,035
	Zeon Corp.	544,000	5,019
	Nisshinbo Holdings Inc.	518,000	4,970
*	Hokkaido Electric Power Co. Inc.	629,939	4,954
	Sumitomo Forestry Co. Ltd.	450,600	4,920
	Century Tokyo Leasing Corp.	160,500	4,889
	Oracle Corp. Japan	113,524	4,885
	Nexon Co. Ltd.	455,863	4,855
	Rohto Pharmaceutical Co. Ltd.	341,400	4,853
	Wacoal Holdings Corp.	431,000	4,844
	Fujikura Ltd.	1,106,000	4,841
	Matsumotokiyoshi Holdings Co. Ltd.	135,300	4,814
	Takara Holdings Inc.	652,600	4,717
*,^ Acom Co. Ltd.		1,359,450	4,714
	Cosmos Pharmaceutical Corp.	30,000	4,688
	TS Tech Co. Ltd.	173,500	4,679
	COMSYS Holdings Corp.	377,300	4,655
	Kinden Corp.	370,193	4,623
	Shimachu Co. Ltd.	175,100	4,619
	Sapporo Holdings Ltd.	1,166,000	4,613
	K's Holdings Corp.	141,100	4,563
	HIS Co. Ltd.	128,900	4,527
	ABC-Mart Inc.	77,269	4,519
	San-In Godo Bank Ltd.	545,000	4,499
	Coca-Cola East Japan Co. Ltd.	219,700	4,478
	Juroku Bank Ltd.	1,214,000	4,455
	Start Today Co. Ltd.	169,100	4,452
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,576,000	4,392
	Shiga Bank Ltd.	876,000	4,373
	Awa Bank Ltd.	768,000	4,351
*	Japan Display Inc.	1,215,600	4,337
	Lintec Corp.	180,900	4,303
	Higo Bank Ltd.	701,000	4,295
	Mitsui Mining & Smelting Co. Ltd.	1,881,000	4,278
	SCSK Corp.	151,800	4,248
	Jafco Co. Ltd.	114,100	4,238
^	Ito En Ltd.	193,800	4,181
	UNY Group Holdings Co. Ltd.	741,700	4,156
	Sumitomo Osaka Cement Co. Ltd.	1,344,000	4,129

	Daishi Bank Ltd.	1,171,000	4,121
	Toyobo Co. Ltd.	3,045,000	4,106
	Autobacs Seven Co. Ltd.	257,200	4,059
	Tokai Rika Co. Ltd.	174,400	4,042
^	Kagome Co. Ltd.	258,800	4,021
	Bic Camera Inc.	382,700	3,975
	Nipro Corp.	417,200	3,972
	Furukawa Electric Co. Ltd.	2,340,514	3,944
	Nisshin Steel Co. Ltd.	315,500	3,938
	Hyakugo Bank Ltd.	846,000	3,923
	Kagoshima Bank Ltd.	575,000	3,908
	Musashino Bank Ltd.	113,100	3,793
	KYORIN Holdings Inc.	157,400	3,763
	NTT Urban Development Corp.	372,500	3,721
	Senshu Ikeda Holdings Inc.	775,500	3,682
	Shochiku Co. Ltd.	387,000	3,635
	Coca-Cola West Co. Ltd.	218,491	3,610
	Canon Marketing Japan Inc.	179,200	3,594
	Yamato Kogyo Co. Ltd.	148,989	3,591
	Hokkoku Bank Ltd.	1,029,000	3,586
	North Pacific Bank Ltd.	946,600	3,573
	Japan Petroleum Exploration Co. Ltd.	104,955	3,556
	Kissei Pharmaceutical Co. Ltd.	113,800	3,553
	Itochu Techno-Solutions Corp.	170,108	3,529
	Pola Orbis Holdings Inc.	66,300	3,512
	Calsonic Kansei Corp.	526,000	3,481
	Toda Corp.	823,000	3,470
	Maeda Road Construction Co. Ltd.	214,000	3,469
*	Aiful Corp.	973,800	3,454
	Capcom Co. Ltd.	172,900	3,435
	Anritsu Corp.	485,368	3,389
*,^ COLOPL Inc.		157,100	3,387
	Nissan Shatai Co. Ltd.	261,967	3,359
	Matsui Securities Co. Ltd.	366,100	3,321
	Hitachi Capital Corp.	156,500	3,303
	Rengo Co. Ltd.	774,000	3,277
	Onward Holdings Co. Ltd.	464,000	3,237
	Nanto Bank Ltd.	900,000	3,120
	Hikari Tsushin Inc.	48,100	3,115
	FP Corp.	84,600	3,068
	Hyakujushi Bank Ltd.	928,000	3,064
	Mochida Pharmaceutical Co. Ltd.	45,900	3,013
	SKY Perfect JSAT Holdings Inc.	484,600	3,006
*	Cosmo Oil Co. Ltd.	2,218,525	2,993
	Asatsu-DK Inc.	108,100	2,944
	Nippo Corp.	175,000	2,885
	Toshiba TEC Corp.	432,000	2,846
	Heiwa Corp.	136,400	2,679
	Toyota Boshoku Corp.	210,942	2,635
^	Fukuyama Transporting Co. Ltd.	471,000	2,509
	KYB Co. Ltd.	658,000	2,406
	Nippon Television Holdings Inc.	143,900	2,395
	Exedy Corp.	100,300	2,389
	Komeri Co. Ltd.	101,300	2,386
	Hitachi Transport System Ltd.	147,500	2,231
^	Gree Inc.	314,625	2,189
	Kandenko Co. Ltd.	356,000	2,065

*	Orient Corp.	1,254,200	2,036
	Fuji Media Holdings Inc.	129,300	1,833
	PanaHome Corp.	252,000	1,742
	NS Solutions Corp.	54,000	1,664
	Tokyo Broadcasting System Holdings Inc.	129,200	1,630
	Shinko Electric Industries Co. Ltd.	228,900	1,626
	Toppan Forms Co. Ltd.	139,900	1,585
	Daikyo Inc.	1,000,000	1,507
	Sumitomo Real Estate Sales Co. Ltd.	50,560	1,373
^	Takata Corp.	115,200	1,259
	TV Asahi Holdings Corp.	73,300	1,222
	Mitsubishi Shokuhin Co. Ltd.	49,200	1,029
*	Aplus Financial Co. Ltd.	291,100	328
			10,993,137
Netherlands (2.6%)
	Unilever NV	5,332,335	222,827
*	ING Groep NV	13,231,689	193,819
	ASML Holding NV	1,114,611	113,000
	Unibail-Rodamco SE	333,135	89,959
	Koninklijke Philips NV	3,116,202	88,407
	Akzo Nobel NV	831,455	62,866
	Koninklijke Ahold NV	3,067,094	60,440
	Heineken NV	751,199	57,337
	Aegon NV	6,518,106	51,465
	Reed Elsevier NV	2,005,890	49,982
	Koninklijke KPN NV	10,645,173	36,084
	Koninklijke DSM NV	598,937	33,382
	Wolters Kluwer NV	1,013,807	33,106
^	ArcelorMittal	3,424,819	32,134
*	Altice SA	287,197	31,060
	Heineken Holding NV	334,070	22,989
	Randstad Holding NV	367,284	22,265
	Gemalto NV	275,057	21,916
*	NN Group NV	548,001	15,536
	Boskalis Westminster NV	265,355	13,079
	Koninklijke Vopak NV	228,111	12,589
	TNT Express NV	1,600,384	10,165
*	OCI NV	280,531	8,682
			1,283,089
New Zealand (0.2%)
	Fletcher Building Ltd.	2,352,204	14,774
	Spark New Zealand Ltd.	6,242,627	13,883
	Auckland International Airport Ltd.	3,054,614	10,260
	Fisher & Paykel Healthcare Corp. Ltd.	1,836,145	9,026
	Ryman Healthcare Ltd.	1,412,385	8,266
	SKYCITY Entertainment Group Ltd.	1,998,895	6,118
	SKY Network Television Ltd.	1,310,695	5,783
	Contact Energy Ltd.	1,249,583	5,580
	Mighty River Power Ltd.	2,383,358	5,519
*,^ Xero Ltd.		266,014	4,773
*	Kiwi Property Group Ltd.	3,896,943	3,771
	Air New Zealand Ltd.	1,747,764	3,555
	Vector Ltd.	845,468	1,946
	Warehouse Group Ltd.	491,620	977
			94,231

Norway (0.6%)
	DNB ASA	3,666,679	58,849
	Statoil ASA	3,277,664	57,954
	Telenor ASA	2,377,759	47,984
	Yara International ASA	602,353	30,583
	Norsk Hydro ASA	4,576,315	24,055
	Orkla ASA	2,672,754	20,172
	Schibsted ASA	277,929	16,071
^	Seadrill Ltd.	1,206,709	11,299
	Marine Harvest ASA	979,152	11,218
	Gjensidige Forsikring ASA	596,716	10,296
	Subsea 7 SA	895,533	7,690
			296,171
Portugal (0.1%)
	EDP - Energias de Portugal SA	6,597,519	24,709
	Galp Energia SGPS SA	1,307,275	14,137
*	Banco Comercial Portugues SA	127,464,095	13,105
	Jeronimo Martins SGPS SA	838,757	10,555
	EDP Renovaveis SA	682,406	4,691
*	Banco Espirito Santo SA	10,412,510	73
			67,270
Singapore (1.4%)
	DBS Group Holdings Ltd.	5,947,365	88,187
	Oversea-Chinese Banking Corp. Ltd.	10,448,113	80,455
	Singapore Telecommunications Ltd.	25,062,122	79,974
	United Overseas Bank Ltd.	4,055,592	67,981
	Keppel Corp. Ltd.	4,884,598	32,004
	CapitaLand Ltd.	8,688,763	22,648
	Global Logistic Properties Ltd.	10,277,104	19,836
	Wilmar International Ltd.	7,203,976	17,102
	Singapore Exchange Ltd.	2,826,342	16,758
	Singapore Press Holdings Ltd.	5,470,973	16,701
	Singapore Airlines Ltd.	1,732,288	15,082
	City Developments Ltd.	2,026,969	14,857
	ComfortDelGro Corp. Ltd.	6,896,483	14,528
	CapitaMall Trust	8,888,257	14,229
	Genting Singapore plc	20,842,931	13,936
	Singapore Technologies Engineering Ltd.	5,333,718	13,526
	Ascendas REIT	6,769,869	12,770
	Hutchison Port Holdings Trust	17,325,036	12,026
	Suntec REIT	8,202,000	11,077
	Noble Group Ltd.	15,444,916	10,346
*	Jardine Cycle & Carriage Ltd.	339,458	10,139
	Sembcorp Industries Ltd.	3,053,199	9,373
	UOL Group Ltd.	1,549,749	8,625
	CapitaCommercial Trust	6,656,408	8,568
	Singapore Post Ltd.	4,860,800	6,941
	Golden Agri-Resources Ltd.	21,952,743	6,794
	Yangzijiang Shipbuilding Holdings Ltd.	7,049,489	6,481
	StarHub Ltd.	1,987,391	6,301
^	Sembcorp Marine Ltd.	2,857,537	6,065
	Venture Corp. Ltd.	840,800	5,233
	M1 Ltd.	1,003,500	2,846
	SMRT Corp. Ltd.	2,362,500	2,750
^	Olam International Ltd.	1,658,800	2,394
*,^ Neptune Orient Lines Ltd.		3,113,700	2,274

	SIA Engineering Co. Ltd.	754,300	2,201
	Wing Tai Holdings Ltd.	1,324,300	1,853
	Frasers Centrepoint Ltd.	1,301,800	1,671
	Yanlord Land Group Ltd.	2,228,000	1,588
^	COSCO Corp. Singapore Ltd.	3,382,900	1,242
	Fraser and Neave Ltd.	584,900	1,199
	Indofood Agri Resources Ltd.	1,440,300	775
			669,336
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	282,370	366,164
	Samsung Electronics Co. Ltd. GDR	168,849	108,597
	Hyundai Motor Co.	522,921	79,192
*	SK Hynix Inc.	1,816,180	74,185
	NAVER Corp.	92,742	55,952
	POSCO	252,684	55,229
	Hyundai Mobis Co. Ltd.	228,491	50,612
	Shinhan Financial Group Co. Ltd.	1,241,163	46,630
	KB Financial Group Inc.	1,016,328	35,875
	Kia Motors Corp.	881,764	35,833
	KT&G Corp.	411,949	32,938
	Amorepacific Corp.	10,764	32,523
	Korea Electric Power Corp.	784,021	32,309
	Samsung Fire & Marine Insurance Co. Ltd.	132,452	31,914
	LG Chem Ltd.	149,137	30,274
	Hana Financial Group Inc.	995,648	25,755
	LG Household & Health Care Ltd.	31,972	24,229
*,^ Samsung SDS Co. Ltd.		97,630	23,494
	Samsung SDI Co. Ltd.	187,652	23,047
	Samsung C&T Corp.	424,244	22,680
*	LG Display Co. Ltd.	769,047	21,764
	LG Electronics Inc.	368,567	19,535
	Samsung Life Insurance Co. Ltd.	215,205	18,727
	SK Innovation Co. Ltd.	208,316	17,870
	LG Corp.	306,346	16,908
	SK Telecom Co. Ltd. ADR	607,698	16,535
	Hyundai Heavy Industries Co. Ltd.	150,481	16,523
	SK C&C Co. Ltd.	75,118	15,727
	Coway Co. Ltd.	189,618	15,606
	E-Mart Co. Ltd.	71,393	14,965
	Hyundai Steel Co.	226,074	14,839
^	Hyundai Glovis Co. Ltd.	71,712	14,579
*,^ Celltrion Inc.		231,681	14,553
	AMOREPACIFIC Group	10,320	13,945
	Korea Zinc Co. Ltd.	35,971	13,754
	SK Holdings Co. Ltd.	87,841	13,441
	Samsung Electro-Mechanics Co. Ltd.	190,668	13,198
	Orion Corp.	12,535	13,074
*,^ Cheil Industries Inc.		90,778	12,189
	Kangwon Land Inc.	385,971	12,037
	Shinhan Financial Group Co. Ltd. ADR	311,008	11,601
^	Daum Kakao Corp.	109,165	11,339
	Hyundai Engineering & Construction Co. Ltd.	244,745	11,081
	Hyundai Development Co-Engineering & Construction	213,395	10,939
	SK Telecom Co. Ltd.	43,268	10,647
	KB Financial Group Inc. ADR	300,958	10,576
	BS Financial Group Inc.	770,685	10,539
	Hankook Tire Co. Ltd.	253,213	10,332

	KCC Corp.	20,089	10,232
	Industrial Bank of Korea	841,839	10,105
	Hotel Shilla Co. Ltd.	110,991	9,776
^	Samsung Heavy Industries Co. Ltd.	598,789	9,723
	Samsung Securities Co. Ltd.	205,534	9,612
	Lotte Chemical Corp.	50,321	9,194
	Korea Aerospace Industries Ltd.	169,966	8,632
	CJ CheilJedang Corp.	25,340	8,626
*	Woori Bank	1,012,834	8,547
	Lotte Shopping Co. Ltd.	38,726	8,279
	S-Oil Corp.	142,366	8,234
	NCSoft Corp.	50,225	8,201
	CJ Corp.	49,269	7,807
	Korea Investment Holdings Co. Ltd.	136,511	7,722
	Dongbu Insurance Co. Ltd.	166,000	7,391
	Daewoo Securities Co. Ltd.	635,599	7,390
	LG Uplus Corp.	728,779	7,220
	Hyundai Department Store Co. Ltd.	53,348	7,152
*	KT Corp.	272,814	7,134
	Hyundai Wia Corp.	55,608	7,082
	GS Holdings Corp.	173,865	6,716
	Hyosung Corp.	83,224	6,490
*	Cheil Worldwide Inc.	294,784	6,386
	Hanwha Corp.	179,321	5,858
^	OCI Co. Ltd.	61,674	5,732
	Woori Investment & Securities Co. Ltd.	442,859	5,726
	DGB Financial Group Inc.	504,116	5,494
	S-1 Corp.	72,575	5,483
	Daelim Industrial Co. Ltd.	92,800	5,390
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	321,110	5,221
*	Korean Air Lines Co. Ltd.	117,957	5,154
	Hanwha Life Insurance Co. Ltd.	742,900	4,929
*	Doosan Infracore Co. Ltd.	454,029	4,860
*,^ Daewoo Engineering & Construction Co. Ltd.		680,429	4,852
*	Hyundai Securities Co. Ltd.	607,699	4,623
	Hyundai Marine & Fire Insurance Co. Ltd.	206,275	4,612
	Lotte Confectionery Co. Ltd.	2,824	4,543
	Yuhan Corp.	26,571	4,477
	Samsung Card Co. Ltd.	117,265	4,334
*,^ CJ Korea Express Co. Ltd.		24,302	4,270
^	Kumho Petrochemical Co. Ltd.	60,361	4,264
	Doosan Heavy Industries & Construction Co. Ltd.	164,759	4,193
*	Mirae Asset Securities Co. Ltd.	85,733	4,035
*,^ GS Engineering & Construction Corp.		147,918	4,016
	Halla Visteon Climate Control Corp.	113,091	3,905
	SK Networks Co. Ltd.	514,312	3,775
	Daewoo International Corp.	154,951	3,700
*	Korea Electric Power Corp. ADR	177,871	3,646
	Hanwha Chemical Corp.	277,698	3,642
	Shinsegae Co. Ltd.	23,557	3,572
^	Paradise Co. Ltd.	163,144	3,557
*,^ NHN Entertainment Corp.		54,955	3,530
*,^ Samsung Engineering Co. Ltd.		101,570	3,519
	Korea Gas Corp.	94,666	3,449
*	Mando Corp.	22,254	3,203
	Lotte Chilsung Beverage Co. Ltd.	2,057	3,197
^	LG Hausys Ltd.	20,362	3,162

	KT Corp. ADR	237,080	3,101
^	Samsung Techwin Co. Ltd.	135,399	2,884
	KEPCO Plant Service & Engineering Co. Ltd.	30,960	2,720
	LS Corp.	58,020	2,714
	Doosan Corp.	24,855	2,607
	NongShim Co. Ltd.	11,399	2,500
^	Hyundai Mipo Dockyard Co. Ltd.	34,824	2,388
^	Samsung Fine Chemicals Co. Ltd.	60,788	2,269
*,^ Hyundai Merchant Marine Co. Ltd.		275,462	2,243
*,^ Hanjin Shipping Co. Ltd.		354,069	2,240
	SKC Co. Ltd.	66,773	2,167
^	Hite Jinro Co. Ltd.	95,285	1,905
^	KEPCO Engineering & Construction Co. Inc.	43,057	1,872
^	Hyundai Hysco Co. Ltd.	26,984	1,547
*	Kyongnam Bank	116,427	982
			1,953,968
Spain (3.1%)
*	Banco Santander SA	47,976,205	359,650
	Banco Bilbao Vizcaya Argentaria SA	21,046,724	212,563
	Telefonica SA	13,947,492	198,467
	Inditex SA	3,634,110	116,676
	Iberdrola SA	17,749,727	114,461
	Repsol SA	3,578,163	66,609
	Amadeus IT Holding SA	1,456,776	62,434
*	CaixaBank SA	6,847,012	32,472
	Red Electrica Corp. SA	371,095	30,175
	Banco de Sabadell SA	12,035,852	29,408
*	Ferrovial SA	1,381,694	29,378
*	Banco Popular Espanol SA	5,317,404	26,008
	Grifols SA	569,463	24,401
	Abertis Infraestructuras SA	1,345,583	24,321
	Gas Natural SDG SA	1,053,696	23,658
*	Bankia SA	15,804,887	22,026
	Endesa SA	1,085,121	20,948
*	ACS Actividades de Construccion y Servicios SA	586,258	20,750
	Enagas SA	695,089	19,876
	Bankinter SA	2,362,907	18,016
	Distribuidora Internacional de Alimentacion SA	2,015,059	15,726
	Mapfre SA	3,467,061	12,659
*	Mediaset Espana Comunicacion SA	739,578	9,259
*	Acerinox SA	465,277	7,826
	Zardoya Otis SA	591,187	7,630
*	Acciona SA	87,669	6,752
*	Banco de Sabadell SA Rights Exp. 04/17/2015	12,035,852	3,054
	Corp Financiera Alba SA	59,363	2,883
*	Telefonica SA Rights Exp. 04/13/2015	13,947,492	2,250
*	Banco Bilbao Vizcaya Argentaria SA Rights Exp. 04/14/2015	7,852,021	1,131
			1,521,467
Sweden (2.8%)
^	Nordea Bank AB	10,878,055	132,500
	Hennes & Mauritz AB Class B	3,253,459	131,823
	Telefonaktiebolaget LM Ericsson Class B	10,214,460	128,242
	Swedbank AB Class A	3,578,059	85,422
^	Svenska Handelsbanken AB Class A	1,644,884	74,080
	Atlas Copco AB Class A	2,120,130	68,636
	Assa Abloy AB Class B	1,071,620	63,831

^ Volvo AB Class B	5,227,142	63,260
Investor AB Class B	1,549,891	61,696
^ Skandinaviska Enskilda Banken AB Class A	4,981,462	58,142
TeliaSonera AB	8,894,681	56,523
Svenska Cellulosa AB SCA Class B	1,988,850	45,702
Sandvik AB	3,696,939	41,398
Atlas Copco AB Class B	1,339,041	39,541
SKF AB	1,424,821	36,790
* Hexagon AB Class B	881,998	31,315
Skanska AB Class B	1,235,357	27,696
Investment AB Kinnevik	701,374	23,413
^ Electrolux AB Class B	761,559	21,757
Alfa Laval AB	1,072,379	21,062
Swedish Match AB	683,386	20,093
Boliden AB	938,785	18,597
Trelleborg AB Class B	825,662	16,332
^ Getinge AB	625,004	15,443
Securitas AB Class B	1,052,576	15,111
Meda AB Class A	932,955	14,742
Industrivarden AB Class A	663,904	13,130
Tele2 AB	1,062,598	12,710
Elekta AB Class B	1,214,812	10,920
Industrivarden AB	558,265	10,475
* Lundin Petroleum AB	716,503	9,804
Husqvarna AB	1,271,323	9,209
Holmen AB	166,629	5,621
Melker Schorling AB	35,950	2,055
Modern Times Group MTG AB Class B	3,529	108
		1,387,179
Switzerland (8.6%)
Nestle SA	10,926,210	822,770
Novartis AG	7,980,195	787,649
Roche Holding AG	2,407,815	661,649
* UBS Group AG	11,721,735	219,796
Zurich Insurance Group AG	505,293	170,790
ABB Ltd.	7,738,433	164,163
Credit Suisse Group AG	5,476,087	147,328
Cie Financiere Richemont SA	1,748,515	140,495
Swiss Re AG	1,173,079	113,153
Syngenta AG	314,403	106,812
Holcim Ltd.	780,189	58,126
Givaudan SA	31,591	57,074
Geberit AG	128,899	48,236
Adecco SA	567,577	47,179
Swisscom AG	78,193	45,343
Swatch Group AG (Bearer)	103,753	43,878
Actelion Ltd.	359,806	41,498
Julius Baer Group Ltd.	746,976	37,337
SGS SA	17,472	33,312
Swiss Life Holding AG	110,906	27,399
Sika AG	7,204	25,793
Kuehne & Nagel International AG	172,933	25,676
Schindler Holding AG	151,540	25,150
Sonova Holding AG	178,175	24,722
Lonza Group AG	178,143	22,178
Chocoladefabriken Lindt & Sprungli AG	348	22,015
Baloise Holding AG	160,449	21,204

* Clariant AG	923,598	18,430
Partners Group Holding AG	60,984	18,181
Chocoladefabriken Lindt & Sprungli AG	3,286	17,589
Swiss Prime Site AG	198,866	17,267
^ Transocean Ltd.	1,178,913	16,984
* Dufry AG	109,114	16,132
Aryzta AG	260,050	15,942
^ Galenica AG	17,051	14,864
Swatch Group AG (Registered)	163,924	13,739
PSP Swiss Property AG	136,742	12,888
Schindler Holding AG (Registered)	71,336	11,657
GAM Holding AG	561,901	11,653
Helvetia Holding AG	20,506	11,034
EMS-Chemie Holding AG	24,813	10,090
* Sulzer AG	79,513	8,728
DKSH Holding AG	90,626	7,386
Pargesa Holding SA	97,787	6,863
Barry Callebaut AG	6,585	6,429
Banque Cantonale Vaudoise	9,620	5,515
Aryzta AG	26,749	1,661
		4,183,757
United Kingdom (18.7%)
HSBC Holdings plc	65,347,842	556,862
BP plc	62,493,504	405,097
Royal Dutch Shell plc Class A	13,348,988	396,964
GlaxoSmithKline plc	16,659,695	383,509
British American Tobacco plc	6,387,603	330,779
Vodafone Group plc	91,034,267	297,897
AstraZeneca plc	4,324,335	296,732
Royal Dutch Shell plc Class B	8,404,799	261,815
Diageo plc	8,630,440	238,499
Prudential plc	8,743,862	216,985
* Lloyds Banking Group plc	185,225,949	214,705
Barclays plc	56,181,133	202,790
Reckitt Benckiser Group plc	2,210,824	189,924
BT Group plc	28,672,288	186,310
Rio Tinto plc	4,275,367	176,305
Unilever plc	4,134,174	172,494
SABMiller plc	3,239,523	169,694
National Grid plc	12,925,523	166,173
Shire plc	2,013,993	160,564
BHP Billiton plc	7,237,600	158,833
Glencore plc	36,572,531	154,401
Imperial Tobacco Group plc	3,301,334	144,819
BG Group plc	11,662,179	143,140
Standard Chartered plc	6,934,425	112,316
WPP plc	4,500,826	102,218
Tesco plc	27,833,902	99,356
Compass Group plc	5,717,647	99,255
Rolls-Royce Holdings plc	6,412,793	90,447
BAE Systems plc	10,835,547	83,972
Legal & General Group plc	20,346,881	83,796
Aviva plc	10,091,868	80,765
ARM Holdings plc	4,837,304	78,565
SSE plc	3,383,156	75,083
Anglo American plc London Shares	4,477,868	66,878
Reed Elsevier plc	3,879,740	66,724

Centrica plc	17,033,461	63,711
Pearson plc	2,786,882	59,985
Experian plc	3,401,074	56,299
Old Mutual plc	16,748,842	54,981
Wolseley plc	905,586	53,525
Sky plc	3,593,065	52,862
Next plc	504,618	52,480
Smith & Nephew plc	3,072,771	52,396
Land Securities Group plc	2,694,514	50,025
Associated British Foods plc	1,193,706	49,818
ITV plc	12,832,222	48,045
Whitbread plc	617,786	47,972
* Standard Life plc	6,700,092	47,080
Kingfisher plc	8,111,593	45,767
Marks & Spencer Group plc	5,638,260	44,593
British Land Co. plc	3,465,342	42,710
CRH plc	1,583,612	41,416
Burberry Group plc	1,518,521	38,997
Capita plc	2,268,154	37,495
* Royal Bank of Scotland Group plc	7,391,976	37,342
Johnson Matthey plc	702,170	35,181
London Stock Exchange Group plc	962,092	34,992
United Utilities Group plc	2,335,927	32,300
InterContinental Hotels Group plc	810,381	31,608
CRH plc	1,206,745	31,354
* International Consolidated Airlines Group SA (London Shares)	3,487,289	31,083
Bunzl plc	1,137,751	30,846
Carnival plc	625,363	30,581
GKN plc	5,579,633	29,597
Friends Life Group Ltd.	4,664,976	28,559
Ashtead Group plc	1,725,896	27,680
Hammerson plc	2,687,018	26,463
Barratt Developments plc	3,374,811	26,387
Persimmon plc	1,049,166	25,855
Sage Group plc	3,690,171	25,491
Taylor Wimpey plc	11,075,900	25,390
Severn Trent plc	816,412	24,887
Travis Perkins plc	845,880	24,423
St. James's Place plc	1,756,298	24,292
Direct Line Insurance Group plc	5,140,747	24,259
Mondi plc	1,258,528	24,185
3i Group plc	3,301,338	23,589
Aberdeen Asset Management plc	3,425,256	23,303
G4S plc	5,307,978	23,267
Meggitt plc	2,761,779	22,450
Smiths Group plc	1,344,331	22,235
Randgold Resources Ltd.	318,441	22,075
RSA Insurance Group plc	3,478,760	21,683
WM Morrison Supermarkets plc	7,418,203	21,201
Inmarsat plc	1,533,821	21,005
Dixons Carphone plc	3,394,477	20,760
easyJet plc	744,100	20,710
Rexam plc	2,396,506	20,539
Intertek Group plc	550,059	20,375
Provident Financial plc	500,262	19,956
Croda International plc	462,747	18,768
Aggreko plc	823,377	18,625

	J Sainsbury plc			4,833,917	18,550
	Informa plc			2,220,497	18,537
	Weir Group plc			727,268	18,352
	Schroders plc			386,925	18,329
	Inchcape plc			1,523,509	17,911
	Amec Foster Wheeler plc			1,338,655	17,907
	IMI plc			934,314	17,631
	Cobham plc			3,886,447	17,507
	Derwent London plc			339,953	17,228
	DCC plc			287,666	17,135
	Berkeley Group Holdings plc			431,051	16,844
	Pennon Group plc			1,360,981	16,624
	William Hill plc			2,988,436	16,410
	DS Smith plc			3,206,412	16,372
	Intu Properties plc			3,146,070	16,220
2	Merlin Entertainments plc			2,428,667	15,900
	Segro plc			2,545,814	15,721
	Admiral Group plc			671,163	15,197
	Capital & Counties Properties plc			2,473,092	14,678
	Hikma Pharmaceuticals plc			461,087	14,512
	Investec plc			1,741,636	14,445
	ICAP plc			1,839,538	14,348
	Tate & Lyle plc			1,596,526	14,125
*	Melrose Industries plc			3,409,561	14,004
	Royal Mail plc			2,124,876	13,783
	Antofagasta plc			1,217,342	13,170
	Tullow Oil plc			3,095,865	12,979
	Hargreaves Lansdown plc			748,131	12,761
	Rentokil Initial plc			6,207,456	12,586
	Babcock International Group plc			861,044	12,561
	Petrofac Ltd.			886,601	12,482
*	Coca-Cola HBC AG			677,057	12,179
	Daily Mail & General Trust plc			906,706	11,861
	John Wood Group plc			1,248,720	11,720
	TalkTalk Telecom Group plc			1,801,922	9,179
*	Sports Direct International plc			863,205	7,758
	Drax Group plc			1,378,925	7,406
*	Polyus Gold International Ltd.			2,288,240	6,361
*	Polymetal International plc			738,206	6,292
	Fresnillo plc			583,150	5,889
	Ashmore Group plc			1,334,169	5,623
					9,147,196
Total Common Stocks (Cost $44,036,020)					48,576,039
		Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	0.128%	1,242,818,000		1,242,818

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.064%	4/15/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes		0.100%	4/24/15	3,200	3,200
[5,6] Federal Home Loan Bank Discount Notes		0.060%	5/8/15	4,100	4,099
[5,6] Federal Home Loan Bank Discount Notes		0.070%	5/14/15	8,000	7,999

[5,6] Federal Home Loan Bank Discount Notes	0.070%	5/15/15	2,500	2,500
5 Federal Home Loan Bank Discount Notes	0.067%	6/3/15	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.107%–0.109%	6/17/15	30,000	29,993
7 Freddie Mac Discount Notes	0.131%	6/8/15	1,500	1,500
				51,491
Total Temporary Cash Investments (Cost $1,294,310)				1,294,309
Total Investments (101.9%) (Cost $45,330,330)				49,870,348
Other Assets and Liabilities-Net (-1.9%)[4]				(953,544)
Net Assets (100%)				48,916,804

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,107,568,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $28,612,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,241,626,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $17,397,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

Developed Markets Index Fund

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	75,465	48,498,760	1,814
Temporary Cash Investments	1,242,818	51,491	—
Futures Contracts—Assets[1]	203	—	—
Futures Contracts—Liabilities[1]	(2,860)	—	—
Forward Currency Contracts—Assets	—	3,480	—
Forward Currency Contracts—Liabilities	—	(82)	—
Total	1,315,626	48,553,649	1,814
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Developed Markets Index Fund

counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2015	2,612	101,861	543
Topix Index	June 2015	622	80,055	231
FTSE 100 Index	June 2015	697	69,605	(221)
S&P ASX 200 Index	June 2015	303	34,062	311
				864

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At March 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	GBP	46,632	USD	68,825	309
BNP Paribas	6/24/15	EUR	47,949	USD	50,942	676
Deutsche Bank AG	6/24/15	EUR	46,410	USD	49,137	825
Bank of America, N.A.	6/16/15	JPY	5,623,091	USD	46,386	550

Developed Markets Index Fund

Morgan Stanley Capital
Services LLC	6/16/15	JPY	4,465,340	USD	36,892	381
Bank of America, N.A.	6/23/15	AUD	29,352	USD	22,234	16
Bank of America, N.A.	6/23/15	AUD	24,898	USD	18,956	(82)
BNP Paribas	6/16/15	USD	76,097	JPY	9,052,390	537
BNP Paribas	6/23/15	USD	7,964	AUD	10,260	186
						3,398
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2015, the counterparties had deposited in segregated accounts securities with a value of $6,813,000 in connection with amounts due to the fund for open forward currency contracts.

E. At March 31, 2015, the cost of investment securities for tax purposes was $45,389,045,000. Net unrealized appreciation of investment securities for tax purposes was $4,481,303,000, consisting of unrealized gains of $7,873,280,000 on securities that had risen in value since their purchase and $3,391,977,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2016
VANGUARD TAX-MANAGED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.